UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21777

John Hancock Funds III
(Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

200 Berkeley Street

Boston, Massachusetts 02116
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2019

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock

Disciplined Value Fund

Semiannual report 9/30/19

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investment Management at 800-225-5291 (Class A, Class B and Class C shares) or 888-972-8696 (Class I, Class I2, Class R1, Class R2, Class R3, Class R4, Class R5, and Class R6) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investment Management or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

It was a rather volatile time for stock markets in the United States during the six months ended September 30, 2019, with investor uncertainty surrounding trade with China, the impeachment inquiry against President Trump, and the broader health of the global economy leading to some dramatic swings in performance. Investors, who had generally shunned risk in the final months of 2018, regained their risk appetites in the first half of 2019. The rally in stocks continued through the end of July, when stocks again suffered a setback. Against this backdrop, the U.S. Federal Reserve pivoted from a normalizing stance to an easing stance, cutting rates for the first time in more than a decade in July and again in September.

While economic fundamentals in the United States appear reasonably solid, with a strong labor market and a confident consumer base, there are sure to be patches of market turbulence as the year goes on, particularly if the threat of a recession increases. As always, your best resource in unpredictable markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views as of this report's period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Disciplined Value Fund

2	Your fund at a glance
3	Portfolio summary
5	A look at performance
7	Your expenses
9	Fund's investments
13	Financial statements
17	Financial highlights
29	Notes to financial statements
39	Continuation of investment advisory and subadvisory agreements
46	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks to provide long-term growth of capital primarily through investment in equity securities. Current income is a secondary objective.

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/19 (%)

The Russell 1000 Value Index is an unmanaged index containing those securities in the Russell 1000 Index with a lower price-to-book ratio and less-than-average growth orientation.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE FUND       2

Portfolio summary

SECTOR COMPOSITION AS OF 9/30/19 (%)

TOP 10 HOLDINGS AS OF 9/30/19 (%)

Berkshire Hathaway, Inc., Class B	4.6
Bank of America Corp.	3.8
Comcast Corp., Class A	3.1
JPMorgan Chase & Co.	3.0
The Procter & Gamble Company	2.7
Wells Fargo & Company	2.6
Verizon Communications, Inc.	2.5
Citigroup, Inc.	2.3
Chubb, Ltd.	2.3
United Technologies Corp.	2.2
TOTAL	29.1
As a percentage of net assets.
Cash and cash equivalents are not included.

A note about risks

The fund may be subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE FUND       3

COUNTRY COMPOSITION AS OF 9/30/19 (%)

United States	87.1
Ireland	3.0
Netherlands	2.3
Switzerland	2.3
Canada	1.5
United Kingdom	1.4
Bermuda	1.1
Other countries	1.3
TOTAL	100.0
As a percentage of net assets.

SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE FUND       4

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  SEPTEMBER 30, 2019

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	6-month	5-year	10-year
Class A	-6.88	5.68	10.15	-0.87	31.83	162.88
Class B	-7.16	5.66	9.83	-1.04	31.66	155.45
Class C	-3.60	5.98	9.86	3.00	33.70	156.12
Class I1	-1.70	7.05	11.04	4.55	40.59	185.05
Class I2[1]	-1.70	7.05	11.05	4.55	40.58	185.27
Class R1[1]	-2.32	6.35	10.26	4.19	36.02	165.68
Class R2[1,2]	-2.12	6.61	10.59	4.29	37.74	173.59
Class R3[1]	-2.25	6.45	10.38	4.25	36.71	168.57
Class R4[1]	-1.88	6.89	10.81	4.44	39.56	179.13
Class R5[1]	-1.64	7.10	11.09	4.54	40.94	186.27
Class R6[1,2]	-1.58	7.17	11.05	4.59	41.37	185.27
Class NAV[1]	-1.57	7.18	11.16	4.59	41.46	188.06
Index 1†	4.00	7.79	11.46	5.25	45.53	195.98
Index 2†	4.25	10.84	13.24	6.08	67.27	246.74

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, and 1%. No sales charge will be assessed after the sixth year. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class I2, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until July 31, 2020 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class I2	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class NAV
Gross (%)	1.06	1.81	1.81	0.81	0.81	1.46	1.21	1.36	1.06	0.76	0.71	0.70
Net (%)	1.05	1.80	1.80	0.80	0.80	1.45	1.20	1.35	0.95	0.75	0.70	0.69

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index 1 is the Russell 1000 Value Index; Index 2 is the S&P 500 Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE FUND       5

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Disciplined Value Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)
Class B3	9-30-09	25,545	25,545	29,598	34,674
Class C3	9-30-09	25,612	25,612	29,598	34,674
Class I1	9-30-09	28,505	28,505	29,598	34,674
Class I2[1]	9-30-09	28,527	28,527	29,598	34,674
Class R1[1]	9-30-09	26,568	26,568	29,598	34,674
Class R2[1,2]	9-30-09	27,359	27,359	29,598	34,674
Class R3[1]	9-30-09	26,857	26,857	29,598	34,674
Class R4[1]	9-30-09	27,913	27,913	29,598	34,674
Class R5[1]	9-30-09	28,627	28,627	29,598	34,674
Class R6[1,2]	9-30-09	28,527	28,527	29,598	34,674
Class NAV[1]	9-30-09	28,806	28,806	29,598	34,674

The Russell 1000 Value Index is an unmanaged index containing those securities in the Russell 1000 Index with a lower price-to-book ratio and less-than-average growth orientation.

The S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	For certain types of investors, as described in the fund's prospectuses.
2	Class R6, and Class R2 shares were first offered on 9-1-11, and 3-1-12, respectively. Returns shown prior to Class R2 and Class R6 shares' commencement dates are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
3	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE FUND       6

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on April 1, 2019, with the same investment held until September 30, 2019.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at September 30, 2019, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on April 1, 2019, with the same investment held until September 30, 2019. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE FUND	7

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 4-1-2019	Ending value on 9-30-2019	Expenses paid during period ended 9-30-2019[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,043.40	$5.42	1.06%
	Hypothetical example	1,000.00	1,019.70	5.35	1.06%
Class B	Actual expenses/actual returns	1,000.00	1,039.60	9.23	1.81%
	Hypothetical example	1,000.00	1,016.00	9.12	1.81%
Class C	Actual expenses/actual returns	1,000.00	1,040.00	9.23	1.81%
	Hypothetical example	1,000.00	1,016.00	9.12	1.81%
Class I	Actual expenses/actual returns	1,000.00	1,045.50	4.14	0.81%
	Hypothetical example	1,000.00	1,021.00	4.09	0.81%
Class I2	Actual expenses/actual returns	1,000.00	1,045.50	4.14	0.81%
	Hypothetical example	1,000.00	1,021.00	4.09	0.81%
Class R1	Actual expenses/actual returns	1,000.00	1,041.90	7.35	1.44%
	Hypothetical example	1,000.00	1,017.80	7.26	1.44%
Class R2	Actual expenses/actual returns	1,000.00	1,042.90	6.13	1.20%
	Hypothetical example	1,000.00	1,019.00	6.06	1.20%
Class R3	Actual expenses/actual returns	1,000.00	1,042.50	6.84	1.34%
	Hypothetical example	1,000.00	1,018.30	6.76	1.34%
Class R4	Actual expenses/actual returns	1,000.00	1,044.40	4.86	0.95%
	Hypothetical example	1,000.00	1,020.30	4.80	0.95%
Class R5	Actual expenses/actual returns	1,000.00	1,045.40	3.84	0.75%
	Hypothetical example	1,000.00	1,021.30	3.79	0.75%
Class R6	Actual expenses/actual returns	1,000.00	1,045.90	3.58	0.70%
	Hypothetical example	1,000.00	1,021.50	3.54	0.70%
Class NAV	Actual expenses/actual returns	1,000.00	1,045.90	3.53	0.69%
	Hypothetical example	1,000.00	1,021.60	3.49	0.69%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
8	JOHN HANCOCK DISCIPLINED VALUE FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 9-30-19 (unaudited)
	Shares	Value
Common stocks 99.0%		$14,651,530,840
(Cost $12,774,457,528)
Communication services 9.9%		1,472,552,306
Diversified telecommunication services 2.5%
Verizon Communications, Inc.	6,190,643	373,667,211
Interactive media and services 2.2%
Alphabet, Inc., Class A (A)	264,499	322,990,309
Media 5.2%
Altice USA, Inc., Class A (A)	2,464,616	70,685,187
Comcast Corp., Class A	10,237,265	461,495,906
Fox Corp., Class A	4,747,819	149,722,472
Liberty Global PLC, Series C (A)	3,950,871	93,991,221
Consumer discretionary 5.3%		778,556,082
Hotels, restaurants and leisure 1.7%
Las Vegas Sands Corp.	2,794,547	161,413,035
Wyndham Destinations, Inc.	1,250,342	57,540,739
Wyndham Hotels & Resorts, Inc.	668,502	34,588,293
Household durables 1.1%
Lennar Corp., A Shares	1,573,987	87,907,174
Toll Brothers, Inc.	1,807,245	74,187,407
Internet and direct marketing retail 0.9%
Booking Holdings, Inc. (A)	64,154	125,909,282
Specialty retail 1.6%
AutoZone, Inc. (A)	164,059	177,941,673
Best Buy Company, Inc.	856,189	59,068,479
Consumer staples 5.0%		734,309,084
Food products 2.3%
Mondelez International, Inc., Class A	3,913,367	216,487,462
Tyson Foods, Inc., Class A	1,327,231	114,327,678
Household products 2.7%
The Procter & Gamble Company	3,244,042	403,493,944
Energy 9.7%		1,440,014,076
Energy equipment and services 0.0%
Apergy Corp. (A)	217,896	5,894,087
Oil, gas and consumable fuels 9.7%
Chevron Corp.	1,110,784	131,738,982
Cimarex Energy Company	2,529,430	121,260,874
ConocoPhillips	3,808,687	217,018,985
Marathon Petroleum Corp.	3,727,167	226,425,395
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE FUND	9

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Noble Energy, Inc.	6,972,303	$156,597,925
Pioneer Natural Resources Company	598,807	75,311,956
Royal Dutch Shell PLC, ADR, Class A	2,907,599	171,112,201
TOTAL SA, ADR	2,699,916	140,395,632
Valero Energy Corp.	2,278,954	194,258,039
Financials 27.7%		4,099,426,722
Banks 13.1%
Bank of America Corp.	19,303,062	563,070,319
BB&T Corp.	1,888,692	100,799,492
Citigroup, Inc.	4,972,810	343,521,715
JPMorgan Chase & Co.	3,753,908	441,797,433
SunTrust Banks, Inc.	1,480,070	101,828,816
Wells Fargo & Company	7,563,693	381,512,675
Capital markets 0.3%
The Charles Schwab Corp.	1,103,255	46,149,157
Consumer finance 0.7%
Discover Financial Services	1,249,397	101,313,603
Diversified financial services 4.6%
Berkshire Hathaway, Inc., Class B (A)	3,269,975	680,220,201
Insurance 9.0%
American International Group, Inc.	5,878,683	327,442,643
Aon PLC	574,212	111,150,217
Chubb, Ltd.	2,092,224	337,768,643
Everest Re Group, Ltd.	585,638	155,832,415
The Allstate Corp.	2,235,906	242,998,264
The Travelers Companies, Inc.	1,103,108	164,021,129
Health care 15.1%		2,240,142,129
Biotechnology 0.7%
Biogen, Inc. (A)	464,720	108,196,110
Health care equipment and supplies 2.9%
Medtronic PLC	2,888,442	313,742,570
Zimmer Biomet Holdings, Inc.	849,347	116,589,863
Health care providers and services 9.3%
Anthem, Inc.	783,819	188,194,942
Cigna Corp.	1,936,363	293,920,540
CVS Health Corp.	2,869,414	180,973,941
Humana, Inc.	266,271	68,077,507
McKesson Corp.	968,196	132,313,665
Quest Diagnostics, Inc.	1,720,039	184,095,774
UnitedHealth Group, Inc.	870,149	189,100,781
10	JOHN HANCOCK DISCIPLINED VALUE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Health care (continued)
Health care providers and services (continued)
Universal Health Services, Inc., Class B	901,272	$134,064,210
Pharmaceuticals 2.2%
Novo Nordisk A/S, ADR	1,072,029	55,423,899
Pfizer, Inc.	7,666,249	275,448,327
Industrials 11.6%		1,712,083,094
Aerospace and defense 2.2%
United Technologies Corp.	2,418,614	330,189,183
Air freight and logistics 2.4%
C.H. Robinson Worldwide, Inc.	905,741	76,788,722
United Parcel Service, Inc., Class B	2,243,473	268,812,935
Airlines 1.6%
Delta Air Lines, Inc.	2,055,972	118,423,987
Southwest Airlines Company	2,159,424	116,630,490
Building products 0.8%
Owens Corning	1,874,352	118,459,046
Electrical equipment 1.3%
Eaton Corp. PLC	2,315,789	192,557,855
Machinery 1.0%
Dover Corp.	1,496,198	148,961,473
Road and rail 2.3%
Kansas City Southern	1,328,691	176,729,190
Union Pacific Corp.	1,015,744	164,530,213
Information technology 7.1%		1,055,367,920
Communications equipment 1.7%
Cisco Systems, Inc.	5,007,971	247,443,847
Semiconductors and semiconductor equipment 2.6%
KLA Corp.	801,272	127,762,820
Lam Research Corp.	407,964	94,284,560
NXP Semiconductors NV	1,584,630	172,914,826
Software 2.8%
Microsoft Corp.	610,525	84,881,291
Oracle Corp.	4,005,787	220,438,459
Symantec Corp.	4,555,316	107,642,117
Materials 5.1%		748,607,815
Chemicals 2.6%
DuPont de Nemours, Inc.	2,389,811	170,417,422
FMC Corp.	1,352,247	118,565,017
The Mosaic Company	4,827,841	98,970,741
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE FUND	11

	Shares	Value
Materials (continued)
Construction materials 0.9%
CRH PLC, ADR	3,897,847	$133,930,023
Metals and mining 1.6%
Barrick Gold Corp.	13,082,782	226,724,612
Real estate 1.3%		195,227,585
Equity real estate investment trusts 1.3%
Equity Residential	1,226,471	105,795,388
Essex Property Trust, Inc.	273,786	89,432,197
Utilities 1.2%		175,244,027
Electric utilities 1.2%
Edison International	2,323,575	175,244,027

	Yield (%)	Shares	Value
Short-term investments 1.0%			$143,093,596
(Cost $143,093,596)
Money market funds 1.0%			143,093,596
State Street Institutional U.S. Government Money Market Fund, Premier Class	1.8787(B)	143,093,596	143,093,596

Total investments (Cost $12,917,551,124) 100.0%	$14,794,624,436
Other assets and liabilities, net (0.0%)	(3,845,611)
Total net assets 100.0%	$14,790,778,825

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 9-30-19.
At 9-30-19, the aggregate cost of investments for federal income tax purposes was $12,960,711,801. Net unrealized appreciation aggregated to $1,833,912,635, of which $2,124,218,830 related to gross unrealized appreciation and $290,306,195 related to gross unrealized depreciation.
12	JOHN HANCOCK DISCIPLINED VALUE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 9-30-19 (unaudited)

Assets
Unaffiliated investments, at value (Cost $12,917,551,124)	$14,794,624,436
Dividends and interest receivable	14,398,959
Receivable for fund shares sold	16,297,406
Receivable for investments sold	241,019,702
Receivable for securities lending income	1,335
Other assets	443,673
Total assets	15,066,785,511
Liabilities
Payable for investments purchased	230,719,421
Payable for fund shares repurchased	42,265,416
Payable to affiliates
Accounting and legal services fees	1,259,375
Transfer agent fees	901,461
Distribution and service fees	38,589
Other liabilities and accrued expenses	822,424
Total liabilities	276,006,686
Net assets	$14,790,778,825
Net assets consist of
Paid-in capital	$11,883,002,488
Total distributable earnings (loss)	2,907,776,337
Net assets	$14,790,778,825

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE FUND	13

STATEMENT OF ASSETS AND LIABILITIES  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($1,053,888,843 ÷ 49,843,462 shares)[1]	$21.14
Class B ($3,915,176 ÷ 198,929 shares)[1]	$19.68
Class C ($219,203,688 ÷ 11,102,506 shares)[1]	$19.74
Class I ($7,456,369,018 ÷ 364,321,211 shares)	$20.47
Class I2 ($42,882,374 ÷ 2,095,134 shares)	$20.47
Class R1 ($16,353,447 ÷ 802,445 shares)	$20.38
Class R2 ($89,148,605 ÷ 4,367,071 shares)	$20.41
Class R3 ($13,561,860 ÷ 665,414 shares)	$20.38
Class R4 ($117,532,674 ÷ 5,743,677 shares)	$20.46
Class R5 ($145,542,419 ÷ 7,096,647 shares)	$20.51
Class R6 ($4,536,587,467 ÷ 221,202,077 shares)	$20.51
Class NAV ($1,095,793,254 ÷ 53,409,163 shares)	$20.52
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$22.25

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
14	JOHN HANCOCK DISCIPLINED VALUE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended  9-30-19 (unaudited)

Investment income
Dividends	$162,534,615
Interest	1,930,528
Securities lending	9,815
Less foreign taxes withheld	(1,765,166)
Total investment income	162,709,792
Expenses
Investment management fees	48,787,666
Distribution and service fees	3,093,892
Accounting and legal services fees	1,500,830
Transfer agent fees	5,572,850
Trustees' fees	155,035
Custodian fees	688,333
State registration fees	203,208
Printing and postage	376,258
Professional fees	142,774
Other	182,840
Total expenses	60,703,686
Less expense reductions	(616,735)
Net expenses	60,086,951
Net investment income	102,622,841
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	408,855,332
Affiliated investments	1,955
408,857,287
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	150,817,044
Affiliated investments	344
150,817,388
Net realized and unrealized gain	559,674,675
Increase in net assets from operations	$662,297,516
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE FUND	15

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 9-30-19 (unaudited)	Year ended 3-31-19
Increase (decrease) in net assets
From operations
Net investment income	$102,622,841	$217,933,817
Net realized gain	408,857,287	1,084,887,904
Change in net unrealized appreciation (depreciation)	150,817,388	(1,233,949,764)
Increase in net assets resulting from operations	662,297,516	68,871,957
Distributions to shareholders
From earnings
Class A	—	(96,773,159)
Class B	—	(565,315)
Class C	—	(19,995,932)
Class I	—	(656,997,874)
Class I2	—	(4,341,818)
Class R1	—	(1,460,119)
Class R2	—	(8,904,584)
Class R3	—	(1,150,321)
Class R4	—	(13,999,852)
Class R5	—	(16,429,256)
Class R6	—	(412,557,295)
Class NAV	—	(98,778,716)
Total distributions	—	(1,331,954,241)
From fund share transactions	(780,232,018)	1,172,354,452
Total decrease	(117,934,502)	(90,727,832)
Net assets
Beginning of period	14,908,713,327	14,999,441,159
End of period	$14,790,778,825	$14,908,713,327
16	JOHN HANCOCK DISCIPLINED VALUE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	9-30-19 [1]	3-31-19	3-31-18	3-31-17	3-31-16	3-31-15
Per share operating performance
Net asset value, beginning of period	$20.25	$22.11	$20.71	$17.64	$19.44	$18.94
Net investment income[2]	0.12	0.26	0.20	0.18	0.16	0.20
Net realized and unrealized gain (loss) on investments	0.77	(0.28)	2.39	3.08	(1.18)	1.19
Total from investment operations	0.89	(0.02)	2.59	3.26	(1.02)	1.39
Less distributions
From net investment income	—	(0.23)	(0.18)	(0.19)	(0.19)	(0.10)
From net realized gain	—	(1.61)	(1.01)	—	(0.59)	(0.79)
Total distributions	—	(1.84)	(1.19)	(0.19)	(0.78)	(0.89)
Net asset value, end of period	$21.14	$20.25	$22.11	$20.71	$17.64	$19.44
Total return (%)[3,4]	4.34 [5]	0.45	12.42	18.50	(5.29)	7.53
Ratios and supplemental data
Net assets, end of period (in millions)	$1,054	$1,092	$1,289	$1,449	$2,375	$2,705
Ratios (as a percentage of average net assets):
Expenses before reductions	1.07 [6]	1.06	1.06	1.07	1.08	1.08
Expenses including reductions	1.06 [6]	1.05	1.05	1.06	1.07	1.08
Net investment income	1.13 [6]	1.18	0.92	0.96	0.87	1.04
Portfolio turnover (%)	29	69	45	65	61	44

[1]	Six months ended 9-30-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE FUND	17

CLASS B SHARES Period ended	9-30-19 [1]	3-31-19	3-31-18	3-31-17	3-31-16	3-31-15
Per share operating performance
Net asset value, beginning of period	$18.92	$20.76	$19.52	$16.64	$18.38	$18.00
Net investment income[2]	0.04	0.09	0.03	0.03	0.02	0.04
Net realized and unrealized gain (loss) on investments	0.72	(0.26)	2.24	2.91	(1.12)	1.13
Total from investment operations	0.76	(0.17)	2.27	2.94	(1.10)	1.17
Less distributions
From net investment income	—	(0.06)	(0.02)	(0.06)	(0.05)	—
From net realized gain	—	(1.61)	(1.01)	—	(0.59)	(0.79)
Total distributions	—	(1.67)	(1.03)	(0.06)	(0.64)	(0.79)
Net asset value, end of period	$19.68	$18.92	$20.76	$19.52	$16.64	$18.38
Total return (%)[3,4]	3.96 [5]	(0.34)	11.61	17.66	(6.02)	6.68
Ratios and supplemental data
Net assets, end of period (in millions)	$4	$6	$9	$13	$14	$19
Ratios (as a percentage of average net assets):
Expenses before reductions	1.82 [6]	1.81	1.81	1.82	1.85	1.91
Expenses including reductions	1.81 [6]	1.80	1.80	1.81	1.84	1.90
Net investment income	0.38 [6]	0.42	0.16	0.18	0.09	0.20
Portfolio turnover (%)	29	69	45	65	61	44

[1]	Six months ended 9-30-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
18	JOHN HANCOCK DISCIPLINED VALUE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	9-30-19 [1]	3-31-19	3-31-18	3-31-17	3-31-16	3-31-15
Per share operating performance
Net asset value, beginning of period	$18.98	$20.82	$19.57	$16.69	$18.43	$18.03
Net investment income[2]	0.04	0.09	0.03	0.03	0.02	0.07
Net realized and unrealized gain (loss) on investments	0.72	(0.26)	2.25	2.91	(1.12)	1.12
Total from investment operations	0.76	(0.17)	2.28	2.94	(1.10)	1.19
Less distributions
From net investment income	—	(0.06)	(0.02)	(0.06)	(0.05)	—
From net realized gain	—	(1.61)	(1.01)	—	(0.59)	(0.79)
Total distributions	—	(1.67)	(1.03)	(0.06)	(0.64)	(0.79)
Net asset value, end of period	$19.74	$18.98	$20.82	$19.57	$16.69	$18.43
Total return (%)[3,4]	4.00 [5]	(0.35)	11.58	17.61	(6.00)	6.78
Ratios and supplemental data
Net assets, end of period (in millions)	$219	$235	$275	$293	$309	$302
Ratios (as a percentage of average net assets):
Expenses before reductions	1.82 [6]	1.81	1.81	1.82	1.83	1.84
Expenses including reductions	1.81 [6]	1.80	1.80	1.81	1.82	1.83
Net investment income	0.38 [6]	0.43	0.16	0.18	0.12	0.35
Portfolio turnover (%)	29	69	45	65	61	44

[1]	Six months ended 9-30-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE FUND	19

CLASS I SHARES Period ended	9-30-19 [1]	3-31-19	3-31-18	3-31-17	3-31-16	3-31-15
Per share operating performance
Net asset value, beginning of period	$19.58	$21.45	$20.12	$17.14	$18.91	$18.44
Net investment income[2]	0.14	0.30	0.25	0.22	0.20	0.25
Net realized and unrealized gain (loss) on investments	0.75	(0.27)	2.32	3.00	(1.14)	1.16
Total from investment operations	0.89	0.03	2.57	3.22	(0.94)	1.41
Less distributions
From net investment income	—	(0.29)	(0.23)	(0.24)	(0.24)	(0.15)
From net realized gain	—	(1.61)	(1.01)	—	(0.59)	(0.79)
Total distributions	—	(1.90)	(1.24)	(0.24)	(0.83)	(0.94)
Net asset value, end of period	$20.47	$19.58	$21.45	$20.12	$17.14	$18.91
Total return (%)[3]	4.55 [4]	0.64	12.71	18.80	(5.02)	7.86
Ratios and supplemental data
Net assets, end of period (in millions)	$7,456	$7,399	$6,988	$7,540	$6,730	$7,026
Ratios (as a percentage of average net assets):
Expenses before reductions	0.82 [5]	0.82	0.81	0.81	0.81	0.81
Expenses including reductions	0.81 [5]	0.81	0.80	0.80	0.80	0.81
Net investment income	1.38 [5]	1.43	1.17	1.18	1.13	1.34
Portfolio turnover (%)	29	69	45	65	61	44

[1]	Six months ended 9-30-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
20	JOHN HANCOCK DISCIPLINED VALUE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I2 SHARES Period ended	9-30-19 [1]	3-31-19	3-31-18	3-31-17	3-31-16	3-31-15
Per share operating performance
Net asset value, beginning of period	$19.58	$21.45	$20.12	$17.14	$18.92	$18.45
Net investment income[2]	0.14	0.30	0.25	0.22	0.20	0.24
Net realized and unrealized gain (loss) on investments	0.75	(0.27)	2.32	3.00	(1.15)	1.17
Total from investment operations	0.89	0.03	2.57	3.22	(0.95)	1.41
Less distributions
From net investment income	—	(0.29)	(0.23)	(0.24)	(0.24)	(0.15)
From net realized gain	—	(1.61)	(1.01)	—	(0.59)	(0.79)
Total distributions	—	(1.90)	(1.24)	(0.24)	(0.83)	(0.94)
Net asset value, end of period	$20.47	$19.58	$21.45	$20.12	$17.14	$18.92
Total return (%)[3]	4.55 [4]	0.64	12.71	18.80	(5.07)	7.85
Ratios and supplemental data
Net assets, end of period (in millions)	$43	$50	$54	$54	$49	$89
Ratios (as a percentage of average net assets):
Expenses before reductions	0.82 [5]	0.82	0.81	0.81	0.82	0.84
Expenses including reductions	0.81 [5]	0.81	0.80	0.80	0.81	0.83
Net investment income	1.36 [5]	1.43	1.16	1.18	1.11	1.28
Portfolio turnover (%)	29	69	45	65	61	44

[1]	Six months ended 9-30-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE FUND	21

CLASS R1 SHARES Period ended	9-30-19 [1]	3-31-19	3-31-18	3-31-17	3-31-16	3-31-15
Per share operating performance
Net asset value, beginning of period	$19.56	$21.41	$20.09	$17.13	$18.90	$18.43
Net investment income[2]	0.07	0.16	0.11	0.10	0.09	0.12
Net realized and unrealized gain (loss) on investments	0.75	(0.26)	2.32	2.98	(1.15)	1.15
Total from investment operations	0.82	(0.10)	2.43	3.08	(1.06)	1.27
Less distributions
From net investment income	—	(0.14)	(0.10)	(0.12)	(0.12)	(0.01)
From net realized gain	—	(1.61)	(1.01)	—	(0.59)	(0.79)
Total distributions	—	(1.75)	(1.11)	(0.12)	(0.71)	(0.80)
Net asset value, end of period	$20.38	$19.56	$21.41	$20.09	$17.13	$18.90
Total return (%)[3]	4.19 [4]	0.01	11.99	18.00	(5.66)	7.09
Ratios and supplemental data
Net assets, end of period (in millions)	$16	$16	$21	$27	$26	$22
Ratios (as a percentage of average net assets):
Expenses before reductions	1.45 [5]	1.46	1.46	1.47	1.48	1.54
Expenses including reductions	1.44 [5]	1.45	1.45	1.46	1.47	1.53
Net investment income	0.75 [5]	0.77	0.52	0.53	0.48	0.63
Portfolio turnover (%)	29	69	45	65	61	44

[1]	Six months ended 9-30-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
22	JOHN HANCOCK DISCIPLINED VALUE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R2 SHARES Period ended	9-30-19 [1]	3-31-19	3-31-18	3-31-17	3-31-16	3-31-15
Per share operating performance
Net asset value, beginning of period	$19.57	$21.43	$20.10	$17.13	$18.90	$18.44
Net investment income[2]	0.10	0.22	0.16	0.14	0.13	0.19
Net realized and unrealized gain (loss) on investments	0.74	(0.27)	2.33	2.99	(1.14)	1.14
Total from investment operations	0.84	(0.05)	2.49	3.13	(1.01)	1.33
Less distributions
From net investment income	—	(0.20)	(0.15)	(0.16)	(0.17)	(0.08)
From net realized gain	—	(1.61)	(1.01)	—	(0.59)	(0.79)
Total distributions	—	(1.81)	(1.16)	(0.16)	(0.76)	(0.87)
Net asset value, end of period	$20.41	$19.57	$21.43	$20.10	$17.13	$18.90
Total return (%)[3]	4.29 [4]	0.24	12.30	18.32	(5.42)	7.39
Ratios and supplemental data
Net assets, end of period (in millions)	$89	$102	$135	$135	$136	$120
Ratios (as a percentage of average net assets):
Expenses before reductions	1.21 [5]	1.21	1.21	1.21	1.22	1.25
Expenses including reductions	1.20 [5]	1.20	1.20	1.21	1.21	1.24
Net investment income	0.99 [5]	1.02	0.76	0.78	0.74	0.99
Portfolio turnover (%)	29	69	45	65	61	44

[1]	Six months ended 9-30-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE FUND	23

CLASS R3 SHARES Period ended	9-30-19 [1]	3-31-19	3-31-18	3-31-17	3-31-16	3-31-15
Per share operating performance
Net asset value, beginning of period	$19.55	$21.41	$20.09	$17.12	$18.89	$18.43
Net investment income[2]	0.08	0.18	0.13	0.12	0.10	0.14
Net realized and unrealized gain (loss) on investments	0.75	(0.27)	2.32	2.99	(1.14)	1.15
Total from investment operations	0.83	(0.09)	2.45	3.11	(1.04)	1.29
Less distributions
From net investment income	—	(0.16)	(0.12)	(0.14)	(0.14)	(0.04)
From net realized gain	—	(1.61)	(1.01)	—	(0.59)	(0.79)
Total distributions	—	(1.77)	(1.13)	(0.14)	(0.73)	(0.83)
Net asset value, end of period	$20.38	$19.55	$21.41	$20.09	$17.12	$18.89
Total return (%)[3]	4.25 [4]	0.08	12.10	18.17	(5.57)	7.20
Ratios and supplemental data
Net assets, end of period (in millions)	$14	$12	$16	$22	$30	$28
Ratios (as a percentage of average net assets):
Expenses before reductions	1.35 [5]	1.36	1.35	1.36	1.37	1.43
Expenses including reductions	1.34 [5]	1.35	1.34	1.35	1.37	1.42
Net investment income	0.81 [5]	0.86	0.63	0.66	0.57	0.73
Portfolio turnover (%)	29	69	45	65	61	44

[1]	Six months ended 9-30-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
24	JOHN HANCOCK DISCIPLINED VALUE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R4 SHARES Period ended	9-30-19 [1]	3-31-19	3-31-18	3-31-17	3-31-16	3-31-15
Per share operating performance
Net asset value, beginning of period	$19.59	$21.45	$20.12	$17.14	$18.92	$18.45
Net investment income[2]	0.12	0.27	0.22	0.19	0.18	0.25
Net realized and unrealized gain (loss) on investments	0.75	(0.27)	2.32	3.00	(1.16)	1.12
Total from investment operations	0.87	—	2.54	3.19	(0.98)	1.37
Less distributions
From net investment income	—	(0.25)	(0.20)	(0.21)	(0.21)	(0.11)
From net realized gain	—	(1.61)	(1.01)	—	(0.59)	(0.79)
Total distributions	—	(1.86)	(1.21)	(0.21)	(0.80)	(0.90)
Net asset value, end of period	$20.46	$19.59	$21.45	$20.12	$17.14	$18.92
Total return (%)[3]	4.44 [4]	0.52	12.54	18.63	(5.22)	7.67
Ratios and supplemental data
Net assets, end of period (in millions)	$118	$143	$231	$286	$268	$228
Ratios (as a percentage of average net assets):
Expenses before reductions	1.06 [5]	1.06	1.06	1.07	1.06	1.08
Expenses including reductions	0.95 [5]	0.95	0.95	0.96	0.96	0.97
Net investment income	1.24 [5]	1.26	1.02	1.03	1.00	1.31
Portfolio turnover (%)	29	69	45	65	61	44

[1]	Six months ended 9-30-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE FUND	25

CLASS R5 SHARES Period ended	9-30-19 [1]	3-31-19	3-31-18	3-31-17	3-31-16	3-31-15
Per share operating performance
Net asset value, beginning of period	$19.62	$21.48	$20.15	$17.16	$18.94	$18.47
Net investment income[2]	0.14	0.31	0.26	0.23	0.21	0.24
Net realized and unrealized gain (loss) on investments	0.75	(0.26)	2.32	3.00	(1.15)	1.19
Total from investment operations	0.89	0.05	2.58	3.23	(0.94)	1.43
Less distributions
From net investment income	—	(0.30)	(0.24)	(0.24)	(0.25)	(0.17)
From net realized gain	—	(1.61)	(1.01)	—	(0.59)	(0.79)
Total distributions	—	(1.91)	(1.25)	(0.24)	(0.84)	(0.96)
Net asset value, end of period	$20.51	$19.62	$21.48	$20.15	$17.16	$18.94
Total return (%)[3]	4.54 [4]	0.75	12.73	18.88	(5.02)	7.98
Ratios and supplemental data
Net assets, end of period (in millions)	$146	$166	$198	$200	$275	$376
Ratios (as a percentage of average net assets):
Expenses before reductions	0.76 [5]	0.76	0.76	0.76	0.77	0.73
Expenses including reductions	0.75 [5]	0.75	0.75	0.75	0.76	0.72
Net investment income	1.43 [5]	1.48	1.22	1.27	1.16	1.27
Portfolio turnover (%)	29	69	45	65	61	44

[1]	Six months ended 9-30-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
26	JOHN HANCOCK DISCIPLINED VALUE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	9-30-19 [1]	3-31-19	3-31-18	3-31-17	3-31-16	3-31-15
Per share operating performance
Net asset value, beginning of period	$19.61	$21.48	$20.14	$17.16	$18.94	$18.47
Net investment income[2]	0.15	0.32	0.27	0.24	0.23	0.31
Net realized and unrealized gain (loss) on investments	0.75	(0.27)	2.33	3.00	(1.15)	1.12
Total from investment operations	0.90	0.05	2.60	3.24	(0.92)	1.43
Less distributions
From net investment income	—	(0.31)	(0.25)	(0.26)	(0.27)	(0.17)
From net realized gain	—	(1.61)	(1.01)	—	(0.59)	(0.79)
Total distributions	—	(1.92)	(1.26)	(0.26)	(0.86)	(0.96)
Net asset value, end of period	$20.51	$19.61	$21.48	$20.14	$17.16	$18.94
Total return (%)[3]	4.59 [4]	0.76	12.84	18.97	(5.00)	7.99
Ratios and supplemental data
Net assets, end of period (in millions)	$4,537	$4,584	$4,564	$3,077	$2,024	$1,444
Ratios (as a percentage of average net assets):
Expenses before reductions	0.71 [5]	0.71	0.71	0.72	0.72	0.72
Expenses including reductions	0.70 [5]	0.70	0.70	0.69	0.69	0.69
Net investment income	1.48 [5]	1.54	1.25	1.27	1.26	1.63
Portfolio turnover (%)	29	69	45	65	61	44

[1]	Six months ended 9-30-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE FUND	27

CLASS NAV SHARES Period ended	9-30-19 [1]	3-31-19	3-31-18	3-31-17	3-31-16	3-31-15
Per share operating performance
Net asset value, beginning of period	$19.62	$21.49	$20.15	$17.16	$18.94	$18.47
Net investment income[2]	0.15	0.33	0.27	0.24	0.23	0.27
Net realized and unrealized gain (loss) on investments	0.75	(0.28)	2.34	3.01	(1.15)	1.16
Total from investment operations	0.90	0.05	2.61	3.25	(0.92)	1.43
Less distributions
From net investment income	—	(0.31)	(0.26)	(0.26)	(0.27)	(0.17)
From net realized gain	—	(1.61)	(1.01)	—	(0.59)	(0.79)
Total distributions	—	(1.92)	(1.27)	(0.26)	(0.86)	(0.96)
Net asset value, end of period	$20.52	$19.62	$21.49	$20.15	$17.16	$18.94
Total return (%)[3]	4.59 [4]	0.77	12.85	18.95	(4.95)	7.98
Ratios and supplemental data
Net assets, end of period (in millions)	$1,096	$1,105	$1,219	$1,245	$750	$844
Ratios (as a percentage of average net assets):
Expenses before reductions	0.70 [5]	0.70	0.70	0.70	0.70	0.69
Expenses including reductions	0.69 [5]	0.69	0.69	0.69	0.69	0.69
Net investment income	1.50 [5]	1.54	1.28	1.27	1.25	1.45
Portfolio turnover (%)	29	69	45	65	61	44

[1]	Six months ended 9-30-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
28	JOHN HANCOCK DISCIPLINED VALUE FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Disciplined Value Fund (the fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to provide long-term growth of capital primarily through investment in equity securities. Current income is a secondary objective.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B and Class I2 shares are closed to new investors. Class I shares are offered to institutions and certain investors. Class R1, Class R2, Class R3, Class R4 and Class R5 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class B shares convert to Class A shares eight years after purchase. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE FUND	29

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of September 30, 2019, all investments are categorized as Level 1 under the hierarchy described above.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of the fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its cash collateral in John Hancock Collateral Trust (JHCT), an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
30	JOHN HANCOCK DISCIPLINED VALUE FUND | SEMIANNUAL REPORT

Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations. As of September 30, 2019, there were no securities on loan.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. Commitment fees for the six months ended September 30, 2019 were $23,520.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE FUND	31

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of March 31, 2019, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and treatment of a portion of the proceeds from redemptions as distributions for tax purposes.
Note 3—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC). Prior to June 28, 2019, the Advisor was known as John Hancock Advisers, LLC and the Distributor was known as John Hancock Funds, LLC.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.750% of the first $500 million of the fund’s average daily net assets; (b) 0.725% of the next $500 million of the fund’s average daily net assets; (c) 0.700% of the next $500 million of the fund’s average daily net assets; (d) 0.675% of the next
32	JOHN HANCOCK DISCIPLINED VALUE FUND | SEMIANNUAL REPORT

$1 billion of the fund’s average daily net assets; (e) 0.650% of the next $10 billion of the fund’s average daily net assets; and (f) 0.625% of the fund’s average daily net assets in excess of $12.5 billion. The Advisor has a subadvisory agreement with Boston Partners Global Investors, Inc., an indirect, wholly owned subsidiary of Orix Corporation of Japan. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended September 30, 2019, this waiver amounted to 0.01% of the fund’s average daily net assets on an annualized basis. This arrangement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended September 30, 2019, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$39,433
Class B	171
Class C	8,407
Class I	277,369
Class I2	1,623
Class R1	600
Class R2	3,516
Class	Expense reduction
Class R3	$464
Class R4	4,859
Class R5	5,808
Class R6	167,640
Class NAV	41,039
Total	$550,929

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended September 30, 2019, were equivalent to a net annual effective rate of 0.65% of the fund's average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended September 30, 2019 amounted to an annual rate of 0.02% of the fund's average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE FUND	33

Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class B	1.00%	—
Class C	1.00%	—
Class R1	0.50%	0.25%
Class R2	0.25%	0.25%
Class R3	0.50%	0.15%
Class R4	0.25%	0.10%
Class R5	—	0.05%
Currently only 0.25% is charged to Class A shares for Rule 12b-1 fees.
The fund's Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on July 31, 2020, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $65,806 for Class R4 shares for the six months ended September 30, 2019.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $481,096 for the six months ended September 30, 2019. Of this amount, $77,453 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $403,643 was paid as sales commissions to broker-dealers.
Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended September 30, 2019, CDSCs received by the Distributor amounted to $4,972, $7 and $5,542 for Class A, Class B and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended September 30, 2019 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$1,332,705	$625,433
34	JOHN HANCOCK DISCIPLINED VALUE FUND | SEMIANNUAL REPORT

Class	Distribution and service fees	Transfer agent fees
Class B	$23,213	$2,714
Class C	1,136,659	133,323
Class I	—	4,495,664
Class I2	—	26,408
Class R1	59,613	950
Class R2	236,230	5,548
Class R3	39,907	733
Class R4	226,788	7,663
Class R5	38,777	9,140
Class R6	—	265,274
Total	$3,093,892	$5,572,850
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund's activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$5,961,781	4	2.360%	$1,563
Note 5—Fund share transactions
Transactions in fund shares for the six months ended September 30, 2019 and for the year ended March 31, 2019 were as follows:
	Six Months Ended 9-30-19		Year Ended 3-31-19
	Shares	Amount	Shares	Amount
Class A shares
Sold	3,477,533	$72,213,745	9,569,929	$207,425,723
Distributions reinvested	—	—	4,960,098	94,985,868
Repurchased	(7,544,337)	(156,446,462)	(18,918,870)	(406,531,010)
Net decrease	(4,066,804)	$(84,232,717)	(4,388,843)	$(104,119,419)
Class B shares
Sold	331	$6,375	11,891	$237,117
Distributions reinvested	—	—	28,822	516,784
Repurchased	(92,681)	(1,794,794)	(205,780)	(4,153,192)
Net decrease	(92,350)	$(1,788,419)	(165,067)	$(3,399,291)
SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE FUND	35

	Six Months Ended 9-30-19		Year Ended 3-31-19
	Shares	Amount	Shares	Amount
Class C shares
Sold	364,417	$7,052,709	1,904,627	$37,952,720
Distributions reinvested	—	—	1,016,186	18,281,188
Repurchased	(1,640,093)	(31,773,172)	(3,767,579)	(76,202,010)
Net decrease	(1,275,676)	$(24,720,463)	(846,766)	$(19,968,102)
Class I shares
Sold	44,693,620	$893,145,008	111,952,595	$2,334,678,792
Distributions reinvested	—	—	29,864,095	552,485,754
Repurchased	(58,220,982)	(1,167,783,449)	(89,707,048)	(1,831,894,283)
Net increase (decrease)	(13,527,362)	$(274,638,441)	52,109,642	$1,055,270,263
Class I2 shares
Sold	63,872	$1,277,378	116,398	$2,415,486
Distributions reinvested	—	—	234,229	4,333,235
Repurchased	(527,884)	(10,503,281)	(320,123)	(6,990,181)
Net increase (decrease)	(464,012)	$(9,225,903)	30,504	$(241,460)
Class R1 shares
Sold	115,719	$2,299,375	269,688	$5,592,580
Distributions reinvested	—	—	47,717	883,243
Repurchased	(137,881)	(2,755,136)	(483,663)	(10,113,192)
Net decrease	(22,162)	$(455,761)	(166,258)	$(3,637,369)
Class R2 shares
Sold	339,173	$6,768,813	919,555	$18,862,900
Distributions reinvested	—	—	362,873	6,716,771
Repurchased	(1,179,643)	(23,213,622)	(2,370,440)	(50,415,063)
Net decrease	(840,470)	$(16,444,809)	(1,088,012)	$(24,835,392)
Class R3 shares
Sold	231,461	$4,655,230	90,292	$1,868,437
Distributions reinvested	—	—	62,178	1,150,285
Repurchased	(194,429)	(3,908,905)	(294,238)	(6,083,846)
Net increase (decrease)	37,032	$746,325	(141,768)	$(3,065,124)
Class R4 shares
Sold	461,355	$9,221,044	1,274,605	$27,157,069
Distributions reinvested	—	—	755,931	13,999,851
Repurchased	(1,992,755)	(40,266,711)	(5,504,672)	(117,568,717)
Net decrease	(1,531,400)	$(31,045,667)	(3,474,136)	$(76,411,797)
36	JOHN HANCOCK DISCIPLINED VALUE FUND | SEMIANNUAL REPORT

	Six Months Ended 9-30-19		Year Ended 3-31-19
	Shares	Amount	Shares	Amount
Class R5 shares
Sold	370,996	$7,471,538	994,259	$20,610,888
Distributions reinvested	—	—	886,630	16,429,257
Repurchased	(1,713,789)	(34,407,240)	(2,638,461)	(54,438,870)
Net decrease	(1,342,793)	$(26,935,702)	(757,572)	$(17,398,725)
Class R6 shares
Sold	15,252,506	$305,601,166	45,397,477	$956,142,171
Distributions reinvested	—	—	22,117,614	409,618,214
Repurchased	(27,808,914)	(557,607,939)	(46,226,115)	(964,352,069)
Net increase (decrease)	(12,556,408)	$(252,006,773)	21,288,976	$401,408,316
Class NAV shares
Sold	3,035,836	$60,070,310	2,989,409	$61,144,563
Distributions reinvested	—	—	5,330,746	98,778,716
Repurchased	(5,939,105)	(119,553,998)	(8,731,977)	(191,170,727)
Net decrease	(2,903,269)	$(59,483,688)	(411,822)	$(31,247,448)
Total net increase (decrease)	(38,585,674)	$(780,232,018)	61,988,878	$1,172,354,452
Affiliates of the fund owned 85% of shares of Class NAV on September 30, 2019. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $4,297,523,719 and $4,946,068,946, respectively, for the six months ended September 30, 2019.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At September 30, 2019, funds within the John Hancock group of funds complex held 6.3% of the fund's net assets. There were no affiliated funds with an ownership of 5% or more of the fund's net assets.
SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE FUND	37

Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
					Dividends and distributions
Affiliate	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
John Hancock Collateral Trust*	6,626,454	5,875,944	(12,502,398)	—	—	—	$1,955	$344	—

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
38	JOHN HANCOCK DISCIPLINED VALUE FUND | SEMIANNUAL REPORT

Continuation of Investment Advisory and Subadvisory Agreements

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds III (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management, LLC (the Advisor, formerly John Hancock Advisers, LLC) and the Subadvisory Agreement (the Subadvisory Agreement) with Boston Partners Global Investors, Inc. (the Subadvisor), for John Hancock Disciplined Value Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23-26, 2019 in-person meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 28-30, 2019.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 23-26, 2019, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor's affiliates, including distribution services. The Board considered the Advisory Agreement and Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE FUND       39

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board's conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the fund's compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund's compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationship, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor's oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE FUND       40

(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor's initiatives intended to improve various aspects of the Trust's operations and investor experience with the fund; and
(g)	the Advisor's reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund's performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the fund's performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor's analysis of the fund's performance and its plans and recommendations regarding the Trust's subadvisory arrangements generally.

The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index for the three- and ten-year periods and underperformed its benchmark index for the one- and five-year periods ended December 31, 2018. The Board also noted that the fund underperformed its peer group average for the one-year period and outperformed its peer group average for the three-, five- and ten-year periods ended December 31, 2018. The Board took into account management's discussion of the fund's performance, including the impact of market conditions on the fund's more recent performance and the favorable performance relative to the benchmark index for the three- and ten-year periods and to and peer group for the three-, five- and ten-year periods. The Board concluded that the fund's performance has generally been in line with or outperformed the historical performance of comparable funds and the fund's benchmark index over the longer term.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor to the Subadvisor. The Board considered the fund's ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund's ranking within a broader group of funds. In comparing the fund's contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund are higher than the peer group median.

The Board took into account management's discussion of the fund's expenses. The Board also took into account management's discussion with respect to the overall management fee and the fees of the Subadvisor, including the

SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE FUND       41

amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm's length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund's operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board also noted that the fund's distributor, an affiliate of the Advisor, has agreed to waive a portion of its Rule 12b-1 fee for a share class of the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and Subadvisor's services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.

Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor's relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor's allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund's distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm's length;
(j)	considered the Advisor's ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE FUND       42

(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund's advisory fee structure and concluded that: (i) the fund's fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management's discussion of the fund's advisory fee structure; and
(c)	the Board also considered the effect of the fund's growth in size on its performance and fees. The Board also noted that if the fund's assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1)	information relating to the Subadvisor's business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the Trust's Advisor and Subadvisor.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor's Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor's current level of staffing and its overall resources, as well as received information relating to the Subadvisor's compensation program. The Board reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor's compliance program and any disciplinary history. The Board also considered the Subadvisor's risk assessment and monitoring process. The

SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE FUND       43

Board reviewed the Subadvisor's regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust's CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor's investment process and philosophy. The Board took into account that the Subadvisor's responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund's investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.

The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm's length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board's consideration of the Subadvisory Agreement.

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund's subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund's performance as compared to the fund's peer group and the benchmark index and noted that the Board reviews information about the fund's performance

SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE FUND       44

results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the Subadvisor's performance. The Board also noted the Subadvisor's long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds and the fund's benchmark index over the longer term;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.

* * *

Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE FUND       45

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler
Secretary and Chief Legal Officer

Investment advisor

John Hancock Investment Management LLC

Subadvisor

Boston Partners Global Investors, Inc.

Portfolio Managers

David T. Cohen, CFA
Mark E. Donovan, CFA
Stephanie T. McGirr
David J. Pyle, CFA

Principal distributor

John Hancock Investment Management Distributors LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

* Member of the Audit Committee
† Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 2000 Crown Colony Drive Suite 55913 Quincy, MA 02169-0953

SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE FUND       46

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A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

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John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
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representation as to the advisability of investing in, John Hancock Multifactor ETFs.

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John Hancock Investment Management is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

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We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment
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Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best
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John Hancock Investment Management Distributors LLC ■ Member FINRA, SIPC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock Disciplined Value Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF975090	340SA 9/19 11/19

John Hancock

Disciplined Value Mid Cap Fund

Semiannual report 9/30/19

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investment Management at 800-225-5291 (Class A and Class C shares) or 888-972-8696 (Class I, Class R2, Class R4, Class R6, and Class ADV) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investment Management or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

It was a rather volatile time for stock markets in the United States during the six months ended September 30, 2019, with investor uncertainty surrounding trade with China, the impeachment inquiry against President Trump, and the broader health of the global economy leading to some dramatic swings in performance. Investors, who had generally shunned risk in the final months of 2018, regained their risk appetites in the first half of 2019. The rally in stocks continued through the end of July, when stocks again suffered a setback. Against this backdrop, the U.S. Federal Reserve pivoted from a normalizing stance to an easing stance, cutting rates for the first time in more than a decade in July and again in September.

While economic fundamentals in the United States appear reasonably solid, with a strong labor market and a confident consumer base, there are sure to be patches of market turbulence as the year goes on, particularly if the threat of a recession increases. As always, your best resource in unpredictable markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views as of this report's period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Disciplined Value Mid Cap Fund

2	Your fund at a glance
3	Portfolio summary
4	A look at performance
6	Your expenses
8	Fund's investments
14	Financial statements
17	Financial highlights
24	Notes to financial statements
32	Continuation of investment advisory and subadvisory agreements
39	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term growth of capital with current income as a secondary objective.

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/19 (%)

The Russell Midcap Value Index is an unmanaged index that measures the performance of those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth values.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

1	After the close of business on 7-9-10, holders of Investor shares of the former Robeco Boston Partners Mid Cap Value Fund (the predecessor fund) became owners of an equal number of full and fractional Class A shares of John Hancock Disciplined Value Mid Cap Fund, which were first offered on 7-12-10. Returns shown prior to Class A shares' commencement dates are those of the predecessor fund's Investor shares.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND       2

Portfolio summary

SECTOR COMPOSITION AS OF 9/30/19 (%)

TOP 10 HOLDINGS AS OF 9/30/19 (%)

Alleghany Corp.	2.2
Reinsurance Group of America, Inc.	1.6
Discover Financial Services	1.6
TE Connectivity, Ltd.	1.5
Dover Corp.	1.5
Huntington Bancshares, Inc.	1.4
SunTrust Banks, Inc.	1.4
Aon PLC	1.4
TD Ameritrade Holding Corp.	1.4
Boston Properties, Inc.	1.4
TOTAL	15.4
As a percentage of net assets.
Cash and cash equivalents are not included.

A note about risks

The fund may be subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND       3

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  SEPTEMBER 30, 2019

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	6-month	5-year	10-year
Class A1	-3.41	7.58	12.53	2.34	44.10	225.47
Class C1	0.00	7.87	12.40	6.27	46.05	221.77
Class I1,2	1.89	8.97	13.41	7.84	53.62	252.02
Class R2[1,2]	1.50	8.52	12.98	7.61	50.54	238.88
Class R4[1,2]	1.77	8.81	13.16	7.74	52.50	244.27
Class R6[1,2]	2.03	9.07	13.42	7.89	54.36	252.25
Class ADV[1,2]	1.63	8.66	13.06	7.67	51.50	241.37
Index†	1.60	7.55	12.29	4.45	43.92	218.77

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, Class R6, and Class ADV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until July 31, 2020 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class R2	Class R4	Class R6	Class ADV
Gross (%)	1.12	1.87	0.87	1.27	1.12	0.77	1.12
Net (%)	1.11	1.86	0.86	1.26	1.01	0.76	1.11

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the Russell Midcap Value Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND       4

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Disciplined Value Mid Cap Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the Russell Midcap Value Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C1,3	9-30-09	32,177	32,177	31,877
Class I1,2	9-30-09	35,202	35,202	31,877
Class R2[1,2]	9-30-09	33,888	33,888	31,877
Class R4[1,2]	9-30-09	34,427	34,427	31,877
Class R6[1,2]	9-30-09	35,225	35,225	31,877
Class ADV[1,2]	9-30-09	34,137	34,137	31,877

The Russell Midcap Value Index is an unmanaged index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	Class A, Class C, Class R2, Class R4, and Class R6 shares were first offered on 7-12-10, 8-15-11, 3-1-12, 7-2-13, and 9-1-11, respectively; Class I and Class ADV shares were first offered on 7-12-10. Investor shares and Institutional shares of Robeco Boston Partners Mid Cap Value Fund (the predecessor fund) were first offered on 6-2-97. Returns shown prior to Class A and Class ADV shares' commencement dates are those of the predecessor fund's Investor shares. Returns shown prior to Class I shares' commencement date are those of the predecessor fund's Institutional shares. Returns shown prior to Class C, Class R2, Class R4, and Class R6 shares' commencement dates are those of the predecessor fund's Investor shares (prior to 7-12-10) and the fund's Class A shares (from 7-12-10), that have not been adjusted for class-specific expenses; otherwise, returns would vary.
2	For certain types of investors, as described in the fund's prospectuses.
3	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND       5

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on April 1, 2019, with the same investment held until September 30, 2019.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at September 30, 2019, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on April 1, 2019, with the same investment held until September 30, 2019. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
6	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | SEMIANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 4-1-2019	Ending value on 9-30-2019	Expenses paid during period ended 9-30-2019[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,077.00	$5.76	1.11%
	Hypothetical example	1,000.00	1,019.50	5.60	1.11%
Class C	Actual expenses/actual returns	1,000.00	1,072.70	9.64	1.86%
	Hypothetical example	1,000.00	1,015.70	9.37	1.86%
Class I	Actual expenses/actual returns	1,000.00	1,078.40	4.47	0.86%
	Hypothetical example	1,000.00	1,020.70	4.34	0.86%
Class R2	Actual expenses/actual returns	1,000.00	1,076.10	6.44	1.24%
	Hypothetical example	1,000.00	1,018.80	6.26	1.24%
Class R4	Actual expenses/actual returns	1,000.00	1,077.40	5.19	1.00%
	Hypothetical example	1,000.00	1,020.00	5.05	1.00%
Class R6	Actual expenses/actual returns	1,000.00	1,078.90	3.95	0.76%
	Hypothetical example	1,000.00	1,021.20	3.84	0.76%
Class ADV	Actual expenses/actual returns	1,000.00	1,076.70	5.76	1.11%
	Hypothetical example	1,000.00	1,019.50	5.60	1.11%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	7

Fund’s investments
AS OF 9-30-19 (unaudited)
	Shares	Value
Common stocks 97.1%		$12,948,067,210
(Cost $9,967,673,451)
Communication services 3.3%		443,883,289
Entertainment 1.7%
Activision Blizzard, Inc.	1,768,340	93,580,553
Electronic Arts, Inc. (A)	371,019	36,293,079
NetEase, Inc., ADR	218,738	58,223,681
Take-Two Interactive Software, Inc. (A)	327,804	41,086,953
Media 1.6%
Altice USA, Inc., Class A (A)	2,579,303	73,974,410
Fox Corp., Class A	1,609,763	50,763,876
Liberty Global PLC, Series C (A)	2,069,453	49,232,287
Omnicom Group, Inc. (B)	520,159	40,728,450
Consumer discretionary 7.0%		930,283,470
Auto components 0.6%
Gentex Corp.	1,467,764	40,414,882
Lear Corp.	378,523	44,627,862
Hotels, restaurants and leisure 1.7%
International Game Technology PLC (B)	2,855,970	40,583,334
Las Vegas Sands Corp.	1,153,543	66,628,644
Wyndham Destinations, Inc.	1,488,215	68,487,654
Wyndham Hotels & Resorts, Inc.	1,015,997	52,567,685
Household durables 1.1%
Lennar Corp., A Shares	1,266,138	70,713,807
Whirlpool Corp.	453,164	71,763,051
Internet and direct marketing retail 2.2%
eBay, Inc.	3,248,928	126,643,213
Expedia Group, Inc.	1,213,241	163,071,723
Multiline retail 0.4%
Dollar Tree, Inc. (A)(B)	405,635	46,307,292
Specialty retail 1.0%
AutoZone, Inc. (A)	65,115	70,625,031
Ross Stores, Inc.	617,654	67,849,292
Consumer staples 1.6%		219,673,757
Beverages 0.5%
Coca-Cola European Partners PLC (New York Stock Exchange)	1,212,536	67,235,121
Food products 1.1%
Nomad Foods, Ltd. (A)	4,334,096	88,848,968
Tyson Foods, Inc., Class A	738,213	63,589,668
8	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Energy 3.9%		$526,837,024
Energy equipment and services 0.3%
Apergy Corp. (A)	1,741,404	47,104,978
Oil, gas and consumable fuels 3.6%
Cimarex Energy Company	907,382	43,499,893
Diamondback Energy, Inc.	645,765	58,060,731
Marathon Oil Corp.	2,521,699	30,941,247
Marathon Petroleum Corp.	1,581,554	96,079,406
Noble Energy, Inc. (B)	4,269,343	95,889,444
Pioneer Natural Resources Company	291,595	36,673,903
Valero Energy Corp.	1,391,218	118,587,422
Financials 24.1%		3,208,079,161
Banks 7.2%
East West Bancorp, Inc.	3,147,406	139,398,612
Fifth Third Bancorp	5,702,848	156,143,978
Huntington Bancshares, Inc.	13,514,467	192,851,444
KeyCorp	8,548,022	152,496,712
Regions Financial Corp.	8,043,841	127,253,565
SunTrust Banks, Inc.	2,727,254	187,635,075
Capital markets 4.5%
Ameriprise Financial, Inc.	814,492	119,811,773
E*TRADE Financial Corp.	3,175,157	138,722,609
Moody's Corp.	342,839	70,223,712
Raymond James Financial, Inc.	561,983	46,341,118
State Street Corp.	718,984	42,556,663
TD Ameritrade Holding Corp.	3,983,138	186,012,545
Consumer finance 2.3%
Discover Financial Services	2,619,876	212,445,745
SLM Corp.	4,315,919	38,087,985
Synchrony Financial	1,606,906	54,779,426
Insurance 10.1%
Alleghany Corp. (A)	363,661	290,114,196
Aon PLC	964,815	186,759,240
Everest Re Group, Ltd.	211,721	56,336,841
Globe Life, Inc.	691,856	66,252,131
Loews Corp.	1,580,965	81,388,078
Marsh & McLennan Companies, Inc.	794,130	79,452,707
Reinsurance Group of America, Inc.	1,333,400	213,183,992
The Allstate Corp.	1,528,798	166,149,767
The Travelers Companies, Inc.	686,769	102,115,683
W.R. Berkley Corp.	1,406,141	101,565,564
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	9

	Shares	Value
Health care 8.4%		$1,122,105,141
Health care equipment and supplies 1.3%
Boston Scientific Corp. (A)	1,284,319	52,258,940
Zimmer Biomet Holdings, Inc.	922,178	126,587,374
Health care providers and services 4.5%
AmerisourceBergen Corp.	1,133,112	93,289,111
Centene Corp. (A)(B)	1,309,420	56,645,509
DaVita, Inc. (A)	543,109	30,995,231
Humana, Inc.	366,378	93,671,863
Laboratory Corp. of America Holdings (A)	636,769	106,977,192
McKesson Corp.	550,719	75,261,259
Molina Healthcare, Inc. (A)	307,019	33,686,125
Universal Health Services, Inc., Class B	723,589	107,633,864
Health care technology 0.3%
Change Healthcare, Inc. (A)(B)	3,705,167	44,758,417
Life sciences tools and services 1.8%
Avantor, Inc. (A)	2,759,337	40,562,254
ICON PLC (A)	652,205	96,095,885
IQVIA Holdings, Inc. (A)	661,842	98,865,958
Pharmaceuticals 0.5%
Jazz Pharmaceuticals PLC (A)	505,823	64,816,159
Industrials 17.7%		2,359,824,977
Aerospace and defense 3.5%
Curtiss-Wright Corp.	555,697	71,890,521
Huntington Ingalls Industries, Inc.	375,660	79,561,031
L3Harris Technologies, Inc.	864,893	180,451,276
Spirit AeroSystems Holdings, Inc., Class A	1,010,162	83,075,723
Textron, Inc.	978,238	47,894,532
Air freight and logistics 0.4%
C.H. Robinson Worldwide, Inc. (B)	662,824	56,194,219
Airlines 1.1%
Southwest Airlines Company	2,777,157	149,994,250
Building products 1.1%
Masco Corp.	1,277,397	53,241,907
Owens Corning	1,389,514	87,817,285
Commercial services and supplies 0.7%
IAA, Inc. (A)	1,687,646	70,425,468
KAR Auction Services, Inc. (B)	1,090,902	26,781,644
Electrical equipment 2.8%
AMETEK, Inc.	1,915,671	175,896,911
Eaton Corp. PLC	1,416,248	117,761,021
EnerSys	507,714	33,478,661
10	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Industrials (continued)
Electrical equipment (continued)
Hubbell, Inc.	348,052	$45,734,033
Machinery 4.4%
Dover Corp.	1,966,270	195,761,841
Ingersoll-Rand PLC	386,515	47,622,513
ITT, Inc.	1,459,954	89,334,585
PACCAR, Inc. (B)	796,066	55,732,581
Parker-Hannifin Corp.	674,175	121,762,747
WABCO Holdings, Inc. (A)	604,790	80,890,663
Professional services 1.2%
ManpowerGroup, Inc.	820,901	69,152,700
Robert Half International, Inc.	1,604,367	89,299,067
Road and rail 1.2%
Kansas City Southern	1,170,530	155,692,195
Trading companies and distributors 1.3%
Air Lease Corp.	1,014,369	42,420,912
HD Supply Holdings, Inc. (A)	2,450,860	96,012,441
WESCO International, Inc. (A)	752,444	35,944,250
Information technology 10.5%		1,403,571,763
Electronic equipment, instruments and components 2.3%
Arrow Electronics, Inc. (A)	719,660	53,672,243
Flex, Ltd. (A)	4,409,415	46,144,528
TE Connectivity, Ltd.	2,185,302	203,626,440
IT services 3.9%
Alliance Data Systems Corp.	409,186	52,429,002
Amdocs, Ltd.	890,566	58,875,318
Fidelity National Information Services, Inc.	1,312,126	174,197,848
Global Payments, Inc.	434,382	69,066,738
Leidos Holdings, Inc.	1,196,790	102,780,325
Science Applications International Corp. (B)	793,958	69,352,231
Semiconductors and semiconductor equipment 2.7%
KLA Corp.	765,257	122,020,229
Marvell Technology Group, Ltd.	1,867,567	46,633,148
NXP Semiconductors NV	939,721	102,542,356
Qorvo, Inc. (A)	1,199,810	88,953,913
Software 0.6%
CDK Global, Inc.	1,587,969	76,365,429
Technology hardware, storage and peripherals 1.0%
Hewlett Packard Enterprise Company	3,644,952	55,293,922
Western Digital Corp.	617,401	36,821,796
Xerox Holdings Corp.	1,497,703	44,796,297
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	11

	Shares	Value
Materials 4.9%		$647,676,102
Chemicals 2.6%
Corteva, Inc.	2,791,710	78,167,880
FMC Corp.	1,619,036	141,957,076
Nutrien, Ltd.	1,784,880	89,029,814
The Mosaic Company	2,066,820	42,369,810
Construction materials 0.3%
Eagle Materials, Inc.	408,175	36,739,832
Containers and packaging 1.6%
Avery Dennison Corp.	850,304	96,569,025
Crown Holdings, Inc. (A)	569,840	37,643,630
Graphic Packaging Holding Company	4,797,915	70,769,246
Metals and mining 0.4%
Steel Dynamics, Inc.	1,826,503	54,429,789
Real estate 8.0%		1,064,627,103
Equity real estate investment trusts 8.0%
American Homes 4 Rent, Class A	2,838,891	73,498,888
Boston Properties, Inc.	1,423,167	184,527,833
CubeSmart	1,515,842	52,902,886
Douglas Emmett, Inc.	2,583,107	110,634,473
Duke Realty Corp.	2,486,902	84,480,061
Equity Residential	2,077,881	179,238,015
Kilroy Realty Corp.	883,915	68,848,139
Prologis, Inc.	966,274	82,345,870
Regency Centers Corp.	1,900,063	132,035,378
Retail Properties of America, Inc., Class A	3,443,669	42,426,002
SL Green Realty Corp.	656,753	53,689,558
Utilities 7.7%		1,021,505,423
Electric utilities 6.0%
Alliant Energy Corp.	813,337	43,863,264
American Electric Power Company, Inc.	739,234	69,258,833
Edison International	1,440,175	108,617,999
Entergy Corp.	1,429,707	167,790,414
Evergy, Inc.	1,295,017	86,196,332
FirstEnergy Corp.	1,841,821	88,831,027
Pinnacle West Capital Corp.	439,553	42,667,410
Xcel Energy, Inc.	2,825,534	183,348,901
Independent power and renewable electricity producers 0.4%
Vistra Energy Corp.	2,114,156	56,511,390
Multi-utilities 1.3%
DTE Energy Company	1,311,822	174,419,853

12	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Yield (%)	Shares	Value
Securities lending collateral 0.7%			$95,958,773
(Cost $95,959,184)
John Hancock Collateral Trust (C)	2.1169(D)	9,589,452	95,958,773
Short-term investments 2.8%			$378,354,699
(Cost $378,354,699)
Money market funds 2.8%			378,354,699
State Street Institutional U.S. Government Money Market Fund, Premier Class	1.8787(D)	378,354,699	378,354,699

Total investments (Cost $10,441,987,334) 100.6%	$13,422,380,682
Other assets and liabilities, net (0.6%)	(85,691,843)
Total net assets 100.0%	$13,336,688,839

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 9-30-19.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 9-30-19.
At 9-30-19, the aggregate cost of investments for federal income tax purposes was $10,565,213,356. Net unrealized appreciation aggregated to $2,857,167,326, of which $3,072,717,207 related to gross unrealized appreciation and $215,549,881 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	13

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 9-30-19 (unaudited)

Assets
Unaffiliated investments, at value (Cost $10,346,028,150) including $92,597,176 of securities loaned	$13,326,421,909
Affiliated investments, at value (Cost $95,959,184)	95,958,773
Total investments, at value (Cost $10,441,987,334)	13,422,380,682
Dividends and interest receivable	21,480,020
Receivable for fund shares sold	22,007,133
Receivable for investments sold	11,159,368
Receivable for securities lending income	51,638
Other assets	450,334
Total assets	13,477,529,175
Liabilities
Payable for investments purchased	29,686,559
Payable for fund shares repurchased	12,246,441
Payable upon return of securities loaned	95,964,808
Payable to affiliates
Accounting and legal services fees	1,098,175
Transfer agent fees	988,293
Distribution and service fees	29,471
Other liabilities and accrued expenses	826,589
Total liabilities	140,840,336
Net assets	$13,336,688,839
Net assets consist of
Paid-in capital	$10,130,356,429
Total distributable earnings (loss)	3,206,332,410
Net assets	$13,336,688,839

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($1,108,582,415 ÷ 53,958,741 shares)[1]	$20.55
Class C ($169,415,200 ÷ 8,254,763 shares)[1]	$20.52
Class I ($8,640,061,371 ÷ 402,406,619 shares)	$21.47
Class R2 ($125,590,918 ÷ 5,879,975 shares)	$21.36
Class R4 ($74,293,909 ÷ 3,465,321 shares)	$21.44
Class R6 ($3,218,000,788 ÷ 149,877,849 shares)	$21.47
Class ADV ($744,238 ÷ 36,316 shares)	$20.49
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$21.63

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
14	JOHN HANCOCK Disciplined Value Mid Cap Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended  9-30-19 (unaudited)

Investment income
Dividends	$115,615,775
Interest	3,153,299
Securities lending	137,393
Less foreign taxes withheld	(319,643)
Total investment income	118,586,824
Expenses
Investment management fees	45,513,937
Distribution and service fees	2,791,487
Accounting and legal services fees	1,309,487
Transfer agent fees	5,881,770
Trustees' fees	125,995
Custodian fees	540,955
State registration fees	109,559
Printing and postage	336,560
Professional fees	138,117
Other	164,081
Total expenses	56,911,948
Less expense reductions	(511,308)
Net expenses	56,400,640
Net investment income	62,186,184
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	249,477,211
Affiliated investments	(1,478)
249,475,733
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	649,850,022
Affiliated investments	(472)
649,849,550
Net realized and unrealized gain	899,325,283
Increase in net assets from operations	$961,511,467
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	15

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 9-30-19 (unaudited)	Year ended 3-31-19
Increase (decrease) in net assets
From operations
Net investment income	$62,186,184	$109,792,218
Net realized gain	249,475,733	475,252,358
Change in net unrealized appreciation (depreciation)	649,849,550	(1,083,555,809)
Increase (decrease) in net assets resulting from operations	961,511,467	(498,511,233)
Distributions to shareholders
From earnings
Class A	—	(144,723,293)
Class C	—	(22,813,889)
Class I	—	(917,596,549)
Class R2	—	(15,192,670)
Class R4	—	(9,323,306)
Class R6	—	(316,546,525)
Class ADV	—	(186,668)
Total distributions	—	(1,426,382,900)
From fund share transactions	25,554,471	(384,273,493)
Total increase (decrease)	987,065,938	(2,309,167,626)
Net assets
Beginning of period	12,349,622,901	14,658,790,527
End of period	$13,336,688,839	$12,349,622,901
16	JOHN HANCOCK Disciplined Value Mid Cap Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	9-30-19 [1]	3-31-19	3-31-18	3-31-17	3-31-16	3-31-15
Per share operating performance
Net asset value, beginning of period	$19.08	$22.35	$21.61	$18.49	$20.19	$18.23
Net investment income[2]	0.07	0.12	0.07	0.10	0.13	0.05
Net realized and unrealized gain (loss) on investments	1.40	(1.01)	2.11	3.57	(0.63)	2.42
Total from investment operations	1.47	(0.89)	2.18	3.67	(0.50)	2.47
Less distributions
From net investment income	—	(0.13)	(0.06)	(0.14)	(0.07)	(0.06)
From net realized gain	—	(2.25)	(1.38)	(0.41)	(1.13)	(0.45)
Total distributions	—	(2.38)	(1.44)	(0.55)	(1.20)	(0.51)
Net asset value, end of period	$20.55	$19.08	$22.35	$21.61	$18.49	$20.19
Total return (%)[3,4]	7.70 [5]	(2.98)	10.15	19.96	(2.59)	13.78
Ratios and supplemental data
Net assets, end of period (in millions)	$1,109	$1,184	$1,547	$2,088	$1,971	$2,148
Ratios (as a percentage of average net assets):
Expenses before reductions	1.12 [6]	1.11	1.11	1.12	1.13	1.13
Expenses including reductions	1.11 [6]	1.10	1.10	1.12	1.12	1.13
Net investment income	0.72 [6]	0.58	0.30	0.48	0.70	0.28
Portfolio turnover (%)	27	53	53	50	47	35

[1]	Six months ended 9-30-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	17

CLASS C SHARES Period ended	9-30-19 [1]	3-31-19	3-31-18	3-31-17	3-31-16	3-31-15
Per share operating performance
Net asset value, beginning of period	$19.13	$22.42	$21.77	$18.65	$20.43	$18.53
Net investment loss[2]	— [3]	(0.04)	(0.10)	(0.05)	(0.01)	(0.08)
Net realized and unrealized gain (loss) on investments	1.39	(1.00)	2.13	3.58	(0.64)	2.43
Total from investment operations	1.39	(1.04)	2.03	3.53	(0.65)	2.35
Less distributions
From net realized gain	—	(2.25)	(1.38)	(0.41)	(1.13)	(0.45)
Net asset value, end of period	$20.52	$19.13	$22.42	$21.77	$18.65	$20.43
Total return (%)[4,5]	7.27 [6]	(3.72)	9.35	18.99	(3.27)	12.90
Ratios and supplemental data
Net assets, end of period (in millions)	$169	$182	$278	$319	$329	$366
Ratios (as a percentage of average net assets):
Expenses before reductions	1.87 [7]	1.86	1.86	1.87	1.88	1.89
Expenses including reductions	1.86 [7]	1.85	1.85	1.87	1.87	1.88
Net investment loss	(0.03) [7]	(0.19)	(0.43)	(0.27)	(0.06)	(0.42)
Portfolio turnover (%)	27	53	53	50	47	35

[1]	Six months ended 9-30-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
18	JOHN HANCOCK Disciplined Value Mid Cap Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	9-30-19 [1]	3-31-19	3-31-18	3-31-17	3-31-16	3-31-15
Per share operating performance
Net asset value, beginning of period	$19.91	$23.22	$22.39	$19.14	$20.86	$18.81
Net investment income[2]	0.10	0.18	0.14	0.16	0.20	0.12
Net realized and unrealized gain (loss) on investments	1.46	(1.06)	2.19	3.69	(0.67)	2.49
Total from investment operations	1.56	(0.88)	2.33	3.85	(0.47)	2.61
Less distributions
From net investment income	—	(0.18)	(0.12)	(0.19)	(0.12)	(0.11)
From net realized gain	—	(2.25)	(1.38)	(0.41)	(1.13)	(0.45)
Total distributions	—	(2.43)	(1.50)	(0.60)	(1.25)	(0.56)
Net asset value, end of period	$21.47	$19.91	$23.22	$22.39	$19.14	$20.86
Total return (%)[3]	7.84 [4]	(2.79)	10.46	20.25	(2.35)	14.13
Ratios and supplemental data
Net assets, end of period (in millions)	$8,640	$7,784	$9,799	$9,512	$7,802	$7,116
Ratios (as a percentage of average net assets):
Expenses before reductions	0.87 [5]	0.88	0.86	0.86	0.87	0.87
Expenses including reductions	0.86 [5]	0.87	0.85	0.86	0.86	0.86
Net investment income	0.99 [5]	0.82	0.58	0.75	0.99	0.63
Portfolio turnover (%)	27	53	53	50	47	35

[1]	Six months ended 9-30-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	19

CLASS R2 SHARES Period ended	9-30-19 [1]	3-31-19	3-31-18	3-31-17	3-31-16	3-31-15
Per share operating performance
Net asset value, beginning of period	$19.85	$23.14	$22.32	$19.09	$20.81	$18.77
Net investment income[2]	0.06	0.09	0.04	0.07	0.11	0.04
Net realized and unrealized gain (loss) on investments	1.45	(1.04)	2.19	3.68	(0.66)	2.48
Total from investment operations	1.51	(0.95)	2.23	3.75	(0.55)	2.52
Less distributions
From net investment income	—	(0.09)	(0.03)	(0.11)	(0.04)	(0.03)
From net realized gain	—	(2.25)	(1.38)	(0.41)	(1.13)	(0.45)
Total distributions	—	(2.34)	(1.41)	(0.52)	(1.17)	(0.48)
Net asset value, end of period	$21.36	$19.85	$23.14	$22.32	$19.09	$20.81
Total return (%)[3]	7.61 [4]	(3.14)	10.03	19.76	(2.74)	13.66
Ratios and supplemental data
Net assets, end of period (in millions)	$126	$131	$188	$216	$234	$250
Ratios (as a percentage of average net assets):
Expenses before reductions	1.25 [5]	1.27	1.26	1.27	1.27	1.29
Expenses including reductions	1.24 [5]	1.26	1.25	1.26	1.27	1.28
Net investment income	0.59 [5]	0.41	0.17	0.35	0.56	0.19
Portfolio turnover (%)	27	53	53	50	47	35

[1]	Six months ended 9-30-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
20	JOHN HANCOCK Disciplined Value Mid Cap Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R4 SHARES Period ended	9-30-19 [1]	3-31-19	3-31-18	3-31-17	3-31-16	3-31-15
Per share operating performance
Net asset value, beginning of period	$19.90	$23.20	$22.38	$19.13	$20.85	$18.81
Net investment income[2]	0.09	0.15	0.09	0.12	0.16	0.10
Net realized and unrealized gain (loss) on investments	1.45	(1.05)	2.20	3.70	(0.66)	2.47
Total from investment operations	1.54	(0.90)	2.29	3.82	(0.50)	2.57
Less distributions
From net investment income	—	(0.15)	(0.09)	(0.16)	(0.09)	(0.08)
From net realized gain	—	(2.25)	(1.38)	(0.41)	(1.13)	(0.45)
Total distributions	—	(2.40)	(1.47)	(0.57)	(1.22)	(0.53)
Net asset value, end of period	$21.44	$19.90	$23.20	$22.38	$19.13	$20.85
Total return (%)[3]	7.74 [4]	(2.90)	10.26	20.09	(2.50)	13.93
Ratios and supplemental data
Net assets, end of period (in millions)	$74	$74	$97	$95	$104	$118
Ratios (as a percentage of average net assets):
Expenses before reductions	1.11 [5]	1.12	1.12	1.11	1.12	1.15
Expenses including reductions	1.00 [5]	1.01	1.01	1.00	1.02	1.04
Net investment income	0.84 [5]	0.68	0.42	0.60	0.81	0.49
Portfolio turnover (%)	27	53	53	50	47	35

[1]	Six months ended 9-30-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	21

CLASS R6 SHARES Period ended	9-30-19 [1]	3-31-19	3-31-18	3-31-17	3-31-16	3-31-15
Per share operating performance
Net asset value, beginning of period	$19.90	$23.21	$22.38	$19.13	$20.85	$18.81
Net investment income[2]	0.11	0.21	0.17	0.18	0.22	0.14
Net realized and unrealized gain (loss) on investments	1.46	(1.07)	2.18	3.69	(0.67)	2.48
Total from investment operations	1.57	(0.86)	2.35	3.87	(0.45)	2.62
Less distributions
From net investment income	—	(0.20)	(0.14)	(0.21)	(0.14)	(0.13)
From net realized gain	—	(2.25)	(1.38)	(0.41)	(1.13)	(0.45)
Total distributions	—	(2.45)	(1.52)	(0.62)	(1.27)	(0.58)
Net asset value, end of period	$21.47	$19.90	$23.21	$22.38	$19.13	$20.85
Total return (%)[3]	7.89 [4]	(2.66)	10.56	20.35	(2.25)	14.21
Ratios and supplemental data
Net assets, end of period (in millions)	$3,218	$2,994	$2,748	$1,774	$1,053	$807
Ratios (as a percentage of average net assets):
Expenses before reductions	0.77 [5]	0.77	0.77	0.77	0.77	0.78
Expenses including reductions	0.76 [5]	0.76	0.76	0.76	0.76	0.77
Net investment income	1.09 [5]	0.96	0.71	0.86	1.13	0.73
Portfolio turnover (%)	27	53	53	50	47	35

[1]	Six months ended 9-30-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
22	JOHN HANCOCK Disciplined Value Mid Cap Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS ADV SHARES Period ended	9-30-19 [1]	3-31-19	3-31-18	3-31-17	3-31-16	3-31-15
Per share operating performance
Net asset value, beginning of period	$19.03	$22.30	$21.56	$18.46	$20.15	$18.20
Net investment income[2]	0.08	0.11	0.07	0.11	0.12	0.04
Net realized and unrealized gain (loss) on investments	1.38	(1.00)	2.11	3.54	(0.63)	2.40
Total from investment operations	1.46	(0.89)	2.18	3.65	(0.51)	2.44
Less distributions
From net investment income	—	(0.13)	(0.06)	(0.14)	(0.05)	(0.04)
From net realized gain	—	(2.25)	(1.38)	(0.41)	(1.13)	(0.45)
Total distributions	—	(2.38)	(1.44)	(0.55)	(1.18)	(0.49)
Net asset value, end of period	$20.49	$19.03	$22.30	$21.56	$18.46	$20.15
Total return (%)[3]	7.67 [4]	(2.98)	10.17	19.88	(2.59)	13.67
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$2	$2	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.12 [5]	1.11	1.11	1.13	1.42	3.12
Expenses including reductions	1.11 [5]	1.10	1.10	1.12	1.16	1.25
Net investment income	0.76 [5]	0.49	0.32	0.55	0.63	0.21
Portfolio turnover (%)	27	53	53	50	47	35

[1]	Six months ended 9-30-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	23

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Disciplined Value Mid Cap Fund (the fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term growth of capital with current income as a secondary objective.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class ADV shares are available only to investors who acquired Class A shares as a result of the reorganization of the Robeco Boston Partners Mid Cap Value Fund into the fund. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
24	JOHN HANCOCK Disciplined Value Mid Cap Fund | SEMIANNUAL REPORT

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of September 30, 2019, all investments are categorized as Level 1 under the hierarchy described above.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of the fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and
SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	25

compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of September 30, 2019, the fund loaned securities valued at $92,597,176 and received $95,964,808 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended September 30, 2019, the fund had no borrowings under the line of credit. Commitment fees for the six months ended September 30, 2019 were $19,960.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
26	JOHN HANCOCK Disciplined Value Mid Cap Fund | SEMIANNUAL REPORT

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of March 31, 2019, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and treatment of a portion of the proceeds from redemptions as distributions for tax purposes.
Note 3—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC). Prior to June 28, 2019, the Advisor was known as John Hancock Advisers, LLC and the Distributor was known as John Hancock Funds, LLC.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.800% of the first $500 million of the fund’s average daily net assets; (b) 0.775% of the next $500 million of the fund’s average daily net assets; (c) 0.750% of the next $500 million of the fund’s average daily net assets; (d) 0.725% of the next
SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	27

$1 billion of the fund’s average daily net assets; and (e) 0.700% of the fund’s average daily net assets in excess of $2.5 billion. The Advisor has a subadvisory agreement with Boston Partners Global Investors, Inc., an indirect, wholly owned subsidiary of Orix Corporation of Japan. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended September 30, 2019, this waiver amounted to 0.01% of the fund’s average daily net assets on an annualized basis. This arrangement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended September 30, 2019, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$43,340
Class C	6,534
Class I	302,128
Class R2	4,741
Class	Expense reduction
Class R4	$2,777
Class R6	114,217
Class ADV	24
Total	$473,761

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended September 30, 2019, were equivalent to a net annual effective rate of 0.70% of the fund's average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended September 30, 2019 amounted to an annual rate of 0.02% of the fund's average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
Class ADV	0.25%	—
28	JOHN HANCOCK Disciplined Value Mid Cap Fund | SEMIANNUAL REPORT

Class A shares are currently charged 0.25% for Rule 12b-1 fees.
The fund's Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on July 31, 2020, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $37,547 for Class R4 shares for the six months ended September 30, 2019.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $475,754 for the six months ended September 30, 2019. Of this amount, $74,669 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $401,085 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended September 30, 2019, CDSCs received by the Distributor amounted to $3,302 and $1,364 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended September 30, 2019 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$1,465,779	$688,024
Class C	883,956	103,683
Class I	—	4,896,544
Class R2	311,953	7,492
Class R4	128,982	4,401
Class R6	—	181,242
Class ADV	817	384
Total	$2,791,487	$5,881,770
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	29

Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund's activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$39,513,911	4	2.085%	$9,154
Note 5—Fund share transactions
Transactions in fund shares for the six months ended September 30, 2019 and for the year ended March 31, 2019 were as follows:
	Six Months Ended 9-30-19		Year Ended 3-31-19
	Shares	Amount	Shares	Amount
Class A shares
Sold	5,325,845	$106,052,623	9,600,767	$196,392,115
Distributions reinvested	—	—	7,176,446	124,941,934
Repurchased	(13,430,167)	(269,597,248)	(23,945,531)	(486,398,627)
Net decrease	(8,104,322)	$(163,544,625)	(7,168,318)	$(165,064,578)
Class C shares
Sold	290,764	$5,804,122	535,694	$10,538,379
Distributions reinvested	—	—	1,097,981	19,203,695
Repurchased	(1,528,168)	(30,487,522)	(4,549,113)	(92,210,346)
Net decrease	(1,237,404)	$(24,683,400)	(2,915,438)	$(62,468,272)
Class I shares
Sold	60,003,437	$1,251,181,052	96,199,367	$2,043,980,260
Distributions reinvested	—	—	42,216,483	766,651,337
Repurchased	(48,481,009)	(1,006,903,044)	(169,569,857)	(3,552,367,272)
Net increase (decrease)	11,522,428	$244,278,008	(31,154,007)	$(741,735,675)
Class R2 shares
Sold	462,987	$9,576,393	1,473,157	$30,719,374
Distributions reinvested	—	—	678,989	12,303,280
Repurchased	(1,178,888)	(24,333,646)	(3,661,304)	(79,802,365)
Net decrease	(715,901)	$(14,757,253)	(1,509,158)	$(36,779,711)
Class R4 shares
Sold	362,862	$7,539,714	878,937	$19,103,976
Distributions reinvested	—	—	513,681	9,323,305
Repurchased	(637,852)	(13,192,971)	(1,849,341)	(38,431,474)
Net decrease	(274,990)	$(5,653,257)	(456,723)	$(10,004,193)
30	JOHN HANCOCK Disciplined Value Mid Cap Fund | SEMIANNUAL REPORT

	Six Months Ended 9-30-19		Year Ended 3-31-19
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	14,397,064	$300,951,300	48,812,674	$1,040,348,591
Distributions reinvested	—	—	16,526,815	299,796,417
Repurchased	(14,959,310)	(311,145,660)	(33,281,169)	(707,145,429)
Net increase (decrease)	(562,246)	$(10,194,360)	32,058,320	$632,999,579
Class ADV shares
Sold	6,049	$122,110	1,749	$38,161
Distributions reinvested	—	—	10,753	186,669
Repurchased	(648)	(12,752)	(76,260)	(1,445,473)
Net increase (decrease)	5,401	$109,358	(63,758)	$(1,220,643)
Total net increase (decrease)	632,966	$25,554,471	(11,209,082)	$(384,273,493)
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $3,425,818,826 and $3,511,279,482, respectively, for the six months ended September 30, 2019.
Note 7—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
					Dividends and distributions
Affiliate	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
John Hancock Collateral Trust*	613,969	41,936,540	(32,961,057)	9,589,452	—	—	$(1,478)	$(472)	$95,958,773

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
SEMIANNUAL REPORT | JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	31

Continuation of Investment Advisory and Subadvisory Agreements

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds III (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management, LLC (the Advisor, formerly John Hancock Advisers, LLC) and the Subadvisory Agreement (the Subadvisory Agreement) with Boston Partners Global Investors, Inc. (the Subadvisor), for John Hancock Disciplined Value Mid Cap Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23-26, 2019 in-person meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 28-30, 2019.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 23-26, 2019, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor's affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements

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and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board's conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the fund's compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund's compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationship, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
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(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor's oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor's initiatives intended to improve various aspects of the Trust's operations and investor experience with the fund; and
(g)	the Advisor's reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund's performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the fund's performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor's analysis of the fund's performance and its plans and recommendations regarding the Trust's subadvisory arrangements generally.

The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund underperformed its benchmark index and peer group average for the one- and three-year periods and outperformed its benchmark index and peer group average for the five- and ten-year periods ended December 31, 2018. The Board took into account management's discussion of the fund's performance, including the impact of market conditions on the fund's more recent performance and the favorable performance relative to the benchmark index and peer group average for the five- and ten-year periods. The Board concluded that the fund's performance has generally been in line with or outperformed the historical performance of comparable funds and the fund's benchmark index over the longer term.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund's ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund's ranking within a broader group of funds. In comparing the fund's contractual and net management fees to those of comparable funds, the Board noted

SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND       34

that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund are higher than the peer group median.

The Board took into account management's discussion of the fund's expenses. The Board took into account management's discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm's length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund's operating expenses. The Board also noted that, in addition, the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board also noted that the fund's distributor, an affiliate of the Advisor, has agreed to waive a portion of its Rule 12b-1 fee for a share class of the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and Subadvisor's services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.

Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor's relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor's allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund's distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND       35

(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm's length;
(j)	considered the Advisor's ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund's advisory fee structure and concluded that: (i) the fund's fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management's discussion of the fund's advisory fee structure; and
(c)	the Board also considered the effect of the fund's growth in size on its performance and fees. The Board also noted that if the fund's assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1)	information relating to the Subadvisor's business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the Trust's Advisor and Subadvisor.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor's Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor's current level of staffing and its overall resources, as well as received information relating to the Subadvisor's compensation program. The Board reviewed the Subadvisor's history and investment experience, as well as information regarding the

SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND       36

qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor's compliance program and any disciplinary history. The Board also considered the Subadvisor's risk assessment and monitoring process. The Board reviewed the Subadvisor's regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust's CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor's investment process and philosophy. The Board took into account that the Subadvisor's responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund's investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.

The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm's length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board's consideration of the Subadvisory Agreement.

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund's subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND       37

Subadvisor performance. As noted above, the Board considered the fund's performance as compared to the fund's peer group and the benchmark index and noted that the Board reviews information about the fund's performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the Subadvisor's performance. The Board also noted the Subadvisor's long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds and the fund's benchmark index over the longer term;
(3)	subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.

* * *

Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND       38

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler
Secretary and Chief Legal Officer

Investment advisor

John Hancock Investment Management LLC

Subadvisor

Boston Partners Global Investors, Inc.

Portfolio Managers

Joseph F. Feeney, Jr., CFA
Steven L. Pollack, CFA

Principal distributor

John Hancock Investment Management Distributors LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

* Member of the Audit Committee
† Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 2000 Crown Colony Drive Suite 55913 Quincy, MA 02169-0953

SEMIANNUAL REPORT   |   JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND       39

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Bond

Short Duration Credit Opportunities

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Disciplined Alternative Yield

Diversified Macro

Infrastructure

Multi-Asset Absolute Return

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investment Management Distributors LLC ■ Member FINRA, SIPC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock Disciplined Value Mid Cap Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF975094	363SA 9/19 11/19

John Hancock

Global Shareholder Yield Fund

Semiannual report 9/30/19

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investment Management at 800-225-5291 (Class A, Class B and Class C shares) or 888-972-8696 (Class I, Class R2, and Class R6) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investment Management or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

It was a rather volatile time for global stock markets during the six months ended September 30, 2019, with investor uncertainty surrounding global trade, a slowdown in China, and the latest developments on the Brexit front leading to some dramatic swings in performance. Central banks introduced stimulative measures late in the period, with the U.S. Federal Reserve cutting interest rates twice and the European Central Bank rolling out a sweeping package in September.

The economic fundamentals around the globe are relatively mixed today, with the United States appearing fairly healthy, Europe on somewhat less stable footing, and emerging economies on divergent paths. With an uncertain outlook, it's safe to say there are sure to be patches of market turbulence as the year goes on. As always, your best resource in unpredictable markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views as of this report's period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Global Shareholder Yield Fund

2	Your fund at a glance
3	Portfolio summary
5	A look at performance
7	Your expenses
9	Fund's investments
13	Financial statements
17	Financial highlights
24	Notes to financial statements
33	Continuation of investment advisory and subadvisory agreements
40	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks to provide a high level of income as its primary objective. Capital appreciation is a secondary investment objective.

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/19 (%)

The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND       2

Portfolio summary

SECTOR COMPOSITION AS OF 9/30/19 (%)

TOP 10 HOLDINGS AS OF 9/30/19 (%)

Duke Energy Corp.	1.9
Welltower, Inc.	1.8
AXA SA	1.8
Allianz SE	1.8
BCE, Inc.	1.7
Verizon Communications, Inc.	1.7
Muenchener Rueckversicherungs-Gesellschaft AG	1.6
Entergy Corp.	1.6
FirstEnergy Corp.	1.6
AT&T, Inc.	1.6
TOTAL	17.1
As a percentage of net assets.
Cash and cash equivalents are not included.

A note about risks

The fund may be subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND       3

TOP 10 COUNTRIES AS OF 9/30/19 (%)

United States	53.9
United Kingdom	9.5
France	7.3
Canada	6.1
Germany	6.1
Italy	3.3
Switzerland	2.9
Australia	1.8
Japan	1.7
Netherlands	1.4
TOTAL	94.0
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND       4

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  SEPTEMBER 30, 2019

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge			SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized[1]
	1-year	5-year	10-year	6-month	5-year	10-year	as of 9-30-19	as of 9-30-19
Class A	-0.70	3.03	7.67	-2.11	16.09	109.43	2.65	2.46
Class B	-1.23	2.99	7.59	-2.44	15.86	107.85	2.08	1.94
Class C	2.63	3.33	7.43	1.56	17.81	104.85	2.05	1.90
Class I2	4.72	4.37	8.58	3.15	23.87	127.77	3.04	2.89
Class R2[2,3]	4.31	3.95	8.12	2.95	21.36	118.21	2.66	2.53
Class R6[2,3]	4.84	4.49	8.57	3.12	24.59	127.57	3.14	3.00
Class NAV[2]	4.83	4.49	8.69	3.11	24.56	130.05	3.14	3.02
Index†	1.83	7.18	9.01	4.56	41.46	136.91	—	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, and 1%. No sales charge will be assessed after the sixth year. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until July 31, 2020 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R2	Class R6	Class NAV
Gross (%)	1.28	1.98	1.98	0.98	1.38	0.88	0.87
Net (%)	1.09	1.84	1.84	0.84	1.24	0.74	0.86

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the MSCI World Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND       5

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Global Shareholder Yield Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the MSCI World Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class B4	9-30-09	20,785	20,785	23,691
Class C4	9-30-09	20,485	20,485	23,691
Class I2	9-30-09	22,777	22,777	23,691
Class R2[2,3]	9-30-09	21,821	21,821	23,691
Class R6[2,3]	9-30-09	22,757	22,757	23,691
Class NAV[2]	9-30-09	23,005	23,005	23,691

The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.
2	For certain types of investors, as described in the fund's prospectuses.
3	Class R2 and Class R6 shares were first offered 3-1-12 and 9-1-11, respectively. The returns prior to these dates are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
4	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND       6

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on April 1, 2019, with the same investment held until September 30, 2019.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at September 30, 2019, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on April 1, 2019, with the same investment held until September 30, 2019. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND	7

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 4-1-2019	Ending value on 9-30-2019	Expenses paid during period ended 9-30-2019[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,030.40	$5.53	1.09%
	Hypothetical example	1,000.00	1,019.60	5.50	1.09%
Class B	Actual expenses/actual returns	1,000.00	1,025.60	9.32	1.84%
	Hypothetical example	1,000.00	1,015.80	9.27	1.84%
Class C	Actual expenses/actual returns	1,000.00	1,025.60	9.32	1.84%
	Hypothetical example	1,000.00	1,015.80	9.27	1.84%
Class I	Actual expenses/actual returns	1,000.00	1,031.50	4.27	0.84%
	Hypothetical example	1,000.00	1,020.80	4.24	0.84%
Class R2	Actual expenses/actual returns	1,000.00	1,029.50	6.14	1.21%
	Hypothetical example	1,000.00	1,019.00	6.11	1.21%
Class R6	Actual expenses/actual returns	1,000.00	1,031.20	3.76	0.74%
	Hypothetical example	1,000.00	1,021.30	3.74	0.74%
Class NAV	Actual expenses/actual returns	1,000.00	1,031.10	3.76	0.74%
	Hypothetical example	1,000.00	1,021.30	3.74	0.74%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
8	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 9-30-19 (unaudited)
	Shares	Value
Common stocks 97.5%		$1,910,043,562
(Cost $1,626,397,590)
Australia 1.8%		34,536,996
Commonwealth Bank of Australia	201,909	11,014,029
Macquarie Group, Ltd.	123,460	10,943,769
Westpac Banking Corp.	629,821	12,579,198
Canada 6.1%		120,122,414
BCE, Inc.	705,889	34,142,255
Nutrien, Ltd.	342,722	17,094,973
Pembina Pipeline Corp.	561,996	20,832,263
Rogers Communications, Inc., Class B	292,956	14,269,125
Royal Bank of Canada	177,470	14,396,121
TELUS Corp.	544,767	19,387,677
France 7.3%		142,012,955
AXA SA	1,354,206	34,578,131
Cie Generale des Etablissements Michelin SCA	146,609	16,323,948
Sanofi	209,138	19,373,107
SCOR SE	262,353	10,831,927
TOTAL SA (A)	564,447	29,389,016
Unibail-Rodamco-Westfield	118,316	17,248,090
Vinci SA	132,462	14,268,736
Germany 6.1%		119,500,091
Allianz SE	147,895	34,425,932
BASF SE	273,230	19,103,781
Deutsche Post AG	563,931	18,793,193
Muenchener Rueckversicherungs-Gesellschaft AG	124,746	32,221,748
Siemens AG	139,711	14,955,437
Italy 3.3%		64,963,544
Assicurazioni Generali SpA	896,430	17,372,598
Snam SpA	5,124,252	25,883,862
Terna Rete Elettrica Nazionale SpA	3,379,730	21,707,084
Japan 1.7%		32,144,331
Takeda Pharmaceutical Company, Ltd.	543,700	18,657,437
Tokio Marine Holdings, Inc.	251,400	13,486,894
Netherlands 1.4%		27,283,978
Royal Dutch Shell PLC, ADR, Class A	463,619	27,283,978
Norway 1.0%		19,671,031
Orkla ASA	2,161,814	19,671,031
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND	9

	Shares	Value
South Korea 0.8%		$15,185,402
Samsung Electronics Company, Ltd., GDR (B)	14,904	15,185,402
Spain 0.6%		12,108,909
Naturgy Energy Group SA	456,546	12,108,909
Sweden 0.5%		10,063,984
Svenska Handelsbanken AB, A Shares	1,075,777	10,063,984
Switzerland 2.9%		57,564,250
Nestle SA	116,361	12,619,879
Novartis AG	291,754	25,320,452
Roche Holding AG	67,398	19,623,919
Taiwan 0.6%		12,253,941
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	263,639	12,253,941
United Kingdom 9.5%		186,580,473
AstraZeneca PLC, ADR (A)	417,322	18,600,042
BAE Systems PLC	3,377,801	23,655,597
British American Tobacco PLC	522,134	19,282,444
British American Tobacco PLC, ADR	187,119	6,904,691
Coca-Cola European Partners PLC (New York Stock Exchange)	192,569	10,677,951
GlaxoSmithKline PLC	923,381	19,792,210
Imperial Brands PLC	903,447	20,287,868
Lloyds Banking Group PLC	20,006,381	13,262,565
Micro Focus International PLC	583,865	8,204,542
National Grid PLC	2,273,730	24,618,246
Unilever PLC	354,305	21,294,317
United States 53.9%		1,056,051,263
3M Company	77,937	12,812,843
AbbVie, Inc.	205,124	15,531,989
Altria Group, Inc.	534,995	21,881,296
Ameren Corp. (A)	145,527	11,649,436
American Electric Power Company, Inc.	177,474	16,627,539
Amgen, Inc.	55,943	10,825,530
AT&T, Inc.	811,425	30,704,316
BB&T Corp. (A)	278,429	14,859,756
BlackRock, Inc.	25,720	11,461,861
Broadcom, Inc.	36,652	10,118,518
CenterPoint Energy, Inc.	405,193	12,228,725
Chevron Corp.	121,398	14,397,803
Cisco Systems, Inc.	378,097	18,681,773
CME Group, Inc.	53,370	11,279,216
Darden Restaurants, Inc.	21,311	2,519,386
Dominion Energy, Inc.	334,372	27,097,507
Dow, Inc.	373,636	17,803,755
10	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
United States (continued)
Duke Energy Corp.	383,884	$36,799,120
Eaton Corp. PLC	289,360	24,060,284
Emerson Electric Company	237,275	15,864,207
Entergy Corp.	264,909	31,089,720
Enterprise Products Partners LP	720,186	20,582,916
Exxon Mobil Corp.	277,143	19,569,067
FirstEnergy Corp.	637,943	30,767,991
Hanesbrands, Inc. (A)	880,452	13,488,525
IBM Corp.	123,314	17,932,322
Intel Corp.	230,845	11,895,443
Iron Mountain, Inc.	601,869	19,494,537
Johnson & Johnson	129,890	16,805,168
Kimberly-Clark Corp.	127,318	18,085,522
KLA Corp.	79,091	12,611,060
Las Vegas Sands Corp.	348,518	20,130,400
Leggett & Platt, Inc. (A)	324,726	13,294,282
Lockheed Martin Corp.	36,652	14,296,479
LyondellBasell Industries NV, Class A	168,075	15,037,670
Magellan Midstream Partners LP (A)	252,065	16,704,348
McDonald's Corp.	60,444	12,977,931
Merck & Company, Inc.	303,987	25,589,626
MetLife, Inc.	416,036	19,620,258
Microsoft Corp.	107,384	14,929,598
Occidental Petroleum Corp.	320,225	14,240,406
People's United Financial, Inc.	652,668	10,204,464
PepsiCo, Inc.	122,817	16,838,211
Pfizer, Inc.	766,157	27,528,021
Philip Morris International, Inc.	299,005	22,703,450
Phillips 66	149,566	15,315,558
PPL Corp.	654,597	20,613,260
Public Storage	46,940	11,512,974
Target Corp.	138,893	14,849,051
Texas Instruments, Inc.	171,687	22,188,828
The Coca-Cola Company	347,875	18,938,315
The Home Depot, Inc.	55,943	12,979,895
The Procter & Gamble Company	127,318	15,835,813
United Parcel Service, Inc., Class B	99,025	11,865,176
UnitedHealth Group, Inc.	53,559	11,639,442
Verizon Communications, Inc.	560,716	33,844,818
Watsco, Inc.	82,534	13,963,102
WEC Energy Group, Inc.	121,600	11,564,160
Wells Fargo & Company	248,206	12,519,511
Welltower, Inc.	383,884	34,799,085

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND	11

	Yield (%)	Shares	Value
Securities lending collateral 2.2%			$43,223,450
(Cost $43,221,599)
John Hancock Collateral Trust (C)	2.1169(D)	4,319,451	43,223,450

Total investments (Cost $1,669,619,189) 99.7%	$1,953,267,012
Other assets and liabilities, net 0.3%	6,825,737
Total net assets 100.0%	$1,960,092,749

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	All or a portion of this security is on loan as of 9-30-19.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 9-30-19.
At 9-30-19, the aggregate cost of investments for federal income tax purposes was $1,673,790,298. Net unrealized appreciation aggregated to $279,476,714, of which $369,116,639 related to gross unrealized appreciation and $89,639,925 related to gross unrealized depreciation.
12	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 9-30-19 (unaudited)

Assets
Unaffiliated investments, at value (Cost $1,626,397,590) including $41,780,650 of securities loaned	$1,910,043,562
Affiliated investments, at value (Cost $43,221,599)	43,223,450
Total investments, at value (Cost $1,669,619,189)	1,953,267,012
Cash	28,712,848
Foreign currency, at value (Cost $770,363)	769,402
Dividends and interest receivable	8,398,462
Receivable for fund shares sold	1,444,671
Receivable for investments sold	35,922,993
Receivable for securities lending income	31,519
Receivable from affiliates	22,372
Other assets	115,710
Total assets	2,028,684,989
Liabilities
Payable for investments purchased	19,345,474
Payable for fund shares repurchased	5,434,336
Payable upon return of securities loaned	43,283,756
Payable to affiliates
Accounting and legal services fees	166,651
Transfer agent fees	116,857
Distribution and service fees	139
Trustees' fees	396
Other liabilities and accrued expenses	244,631
Total liabilities	68,592,240
Net assets	$1,960,092,749
Net assets consist of
Paid-in capital	$1,648,422,288
Total distributable earnings (loss)	311,670,461
Net assets	$1,960,092,749

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND	13

STATEMENT OF ASSETS AND LIABILITIES  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($331,734,430 ÷ 29,738,356 shares)[1]	$11.16
Class B ($2,244,066 ÷ 200,861 shares)[1]	$11.17
Class C ($66,280,944 ÷ 5,932,229 shares)[1]	$11.17
Class I ($781,965,601 ÷ 69,832,029 shares)	$11.20
Class R2 ($750,565 ÷ 66,968 shares)	$11.21
Class R6 ($329,727,291 ÷ 29,491,099 shares)	$11.18
Class NAV ($447,389,852 ÷ 39,983,982 shares)	$11.19
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$11.75

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
14	JOHN HANCOCK Global Shareholder Yield Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended  9-30-19 (unaudited)

Investment income
Dividends	$49,666,390
Interest	398,322
Securities lending	375,895
Less foreign taxes withheld	(2,404,160)
Total investment income	48,036,447
Expenses
Investment management fees	7,971,563
Distribution and service fees	861,385
Accounting and legal services fees	202,604
Transfer agent fees	733,858
Trustees' fees	21,180
Custodian fees	254,776
State registration fees	70,617
Printing and postage	80,648
Professional fees	43,517
Other	34,705
Total expenses	10,274,853
Less expense reductions	(1,522,160)
Net expenses	8,752,693
Net investment income	39,283,754
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	18,583,086
Affiliated investments	(5,945)
18,577,141
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	2,437,908
Affiliated investments	1,277
2,439,185
Net realized and unrealized gain	21,016,326
Increase in net assets from operations	$60,300,080
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND	15

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 9-30-19 (unaudited)	Year ended 3-31-19
Increase (decrease) in net assets
From operations
Net investment income	$39,283,754	$74,015,611
Net realized gain	18,577,141	27,988,241
Change in net unrealized appreciation (depreciation)	2,439,185	(343,263)
Increase in net assets resulting from operations	60,300,080	101,660,589
Distributions to shareholders
From earnings
Class A	(6,057,027)	(18,749,401)
Class B	(37,729)	(251,126)
Class C	(1,007,790)	(4,077,675)
Class I	(15,576,006)	(47,923,352)
Class R2	(13,426)	(56,799)
Class R6	(6,723,129)	(24,556,365)
Class NAV	(9,089,809)	(27,887,901)
From net investment income
Total distributions	(38,504,916)	(123,502,619)
From fund share transactions	(99,449,329)	(272,070,100)
Total decrease	(77,654,165)	(293,912,130)
Net assets
Beginning of period	2,037,746,914	2,331,659,044
End of period	$1,960,092,749	$2,037,746,914
16	JOHN HANCOCK Global Shareholder Yield Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	9-30-19 [1]	3-31-19	3-31-18 [2]	2-28-18	2-28-17	2-29-16	2-28-15
Per share operating performance
Net asset value, beginning of period	$11.03	$11.14	$11.31	$10.78	$9.89	$11.78	$11.74
Net investment income[3]	0.21	0.35	0.04	0.32	0.27	0.33	0.36
Net realized and unrealized gain (loss) on investments	0.12	0.16	(0.16)	0.53	0.92	(1.42)	0.55
Total from investment operations	0.33	0.51	(0.12)	0.85	1.19	(1.09)	0.91
Less distributions
From net investment income	(0.20)	(0.35)	(0.05)	(0.32)	(0.30)	(0.32)	(0.44)
From net realized gain	—	(0.27)	—	—	—	(0.48)	(0.43)
Total distributions	(0.20)	(0.62)	(0.05)	(0.32)	(0.30)	(0.80)	(0.87)
Net asset value, end of period	$11.16	$11.03	$11.14	$11.31	$10.78	$9.89	$11.78
Total return (%)[4,5]	3.04 [6]	4.86	(1.03) [6]	7.87	12.21	(9.38)	8.10
Ratios and supplemental data
Net assets, end of period (in millions)	$332	$334	$348	$355	$381	$470	$580
Ratios (as a percentage of average net assets):
Expenses before reductions	1.29 [7]	1.28	1.30 [7]	1.27	1.29	1.29	1.33
Expenses including reductions	1.09 [7]	1.09	1.09 [7]	1.09	1.26	1.28	1.32
Net investment income	3.73 [7]	3.18	3.78 [7]	2.85	2.62	3.03	2.99
Portfolio turnover (%)	13	16	2	19	25	33	23

[1]	Six months ended 9-30-19. Unaudited.
[2]	For the one-month period ended 3-31-18. The fund changed its fiscal year end from February 28 to March 31.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND	17

CLASS B SHARES Period ended	9-30-19 [1]	3-31-19	3-31-18 [2]	2-28-18	2-28-17	2-29-16	2-28-15
Per share operating performance
Net asset value, beginning of period	$11.05	$11.15	$11.30	$10.78	$9.89	$11.78	$11.74
Net investment income[3]	0.17	0.27	0.03	0.25	0.20	0.25	0.27
Net realized and unrealized gain (loss) on investments	0.11	0.17	(0.15)	0.50	0.92	(1.42)	0.55
Total from investment operations	0.28	0.44	(0.12)	0.75	1.12	(1.17)	0.82
Less distributions
From net investment income	(0.16)	(0.27)	(0.03)	(0.23)	(0.23)	(0.24)	(0.35)
From net realized gain	—	(0.27)	—	—	—	(0.48)	(0.43)
Total distributions	(0.16)	(0.54)	(0.03)	(0.23)	(0.23)	(0.72)	(0.78)
Net asset value, end of period	$11.17	$11.05	$11.15	$11.30	$10.78	$9.89	$11.78
Total return (%)[4,5]	2.56 [6]	4.16	(1.05) [6]	6.98	11.42	(10.10)	7.26
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$4	$7	$7	$11	$12	$17
Ratios (as a percentage of average net assets):
Expenses before reductions	1.99 [7]	1.97	2.00 [7]	1.97	1.99	2.02	2.10
Expenses including reductions	1.84 [7]	1.84	1.84 [7]	1.84	1.97	2.02	2.10
Net investment income	3.16 [7]	2.49	3.03 [7]	2.19	1.94	2.31	2.24
Portfolio turnover (%)	13	16	2	19	25	33	23

[1]	Six months ended 9-30-19. Unaudited.
[2]	For the one-month period ended 3-31-18. The fund changed its fiscal year end from February 28 to March 31.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
18	JOHN HANCOCK Global Shareholder Yield Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	9-30-19 [1]	3-31-19	3-31-18 [2]	2-28-18	2-28-17	2-29-16	2-28-15
Per share operating performance
Net asset value, beginning of period	$11.05	$11.16	$11.31	$10.78	$9.90	$11.79	$11.74
Net investment income[3]	0.17	0.27	0.03	0.24	0.20	0.25	0.27
Net realized and unrealized gain (loss) on investments	0.11	0.16	(0.15)	0.52	0.91	(1.41)	0.56
Total from investment operations	0.28	0.43	(0.12)	0.76	1.11	(1.16)	0.83
Less distributions
From net investment income	(0.16)	(0.27)	(0.03)	(0.23)	(0.23)	(0.25)	(0.35)
From net realized gain	—	(0.27)	—	—	—	(0.48)	(0.43)
Total distributions	(0.16)	(0.54)	(0.03)	(0.23)	(0.23)	(0.73)	(0.78)
Net asset value, end of period	$11.17	$11.05	$11.16	$11.31	$10.78	$9.90	$11.79
Total return (%)[4,5]	2.56 [6]	4.06	(1.05) [6]	6.98	11.41	(10.02)	7.42
Ratios and supplemental data
Net assets, end of period (in millions)	$66	$75	$107	$110	$126	$133	$168
Ratios (as a percentage of average net assets):
Expenses before reductions	1.99 [7]	1.97	2.00 [7]	1.97	1.99	1.99	2.03
Expenses including reductions	1.84 [7]	1.84	1.84 [7]	1.84	1.97	1.98	2.02
Net investment income	3.03 [7]	2.49	3.03 [7]	2.11	1.92	2.33	2.24
Portfolio turnover (%)	13	16	2	19	25	33	23

[1]	Six months ended 9-30-19. Unaudited.
[2]	For the one-month period ended 3-31-18. The fund changed its fiscal year end from February 28 to March 31.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND	19

CLASS I SHARES Period ended	9-30-19 [1]	3-31-19	3-31-18 [2]	2-28-18	2-28-17	2-29-16	2-28-15
Per share operating performance
Net asset value, beginning of period	$11.07	$11.18	$11.35	$10.82	$9.93	$11.83	$11.78
Net investment income[3]	0.22	0.38	0.04	0.36	0.31	0.37	0.39
Net realized and unrealized gain (loss) on investments	0.13	0.16	(0.15)	0.51	0.91	(1.43)	0.56
Total from investment operations	0.35	0.54	(0.11)	0.87	1.22	(1.06)	0.95
Less distributions
From net investment income	(0.22)	(0.38)	(0.06)	(0.34)	(0.33)	(0.36)	(0.47)
From net realized gain	—	(0.27)	—	—	—	(0.48)	(0.43)
Total distributions	(0.22)	(0.65)	(0.06)	(0.34)	(0.33)	(0.84)	(0.90)
Net asset value, end of period	$11.20	$11.07	$11.18	$11.35	$10.82	$9.93	$11.83
Total return (%)[4]	3.15 [5]	5.10	(0.96) [5]	8.10	12.51	(9.13)	8.50
Ratios and supplemental data
Net assets, end of period (in millions)	$782	$815	$881	$894	$1,245	$957	$1,242
Ratios (as a percentage of average net assets):
Expenses before reductions	0.99 [6]	0.99	1.00 [6]	0.97	0.97	0.97	1.01
Expenses including reductions	0.84 [6]	0.84	0.84 [6]	0.84	0.95	0.97	1.00
Net investment income	3.98 [6]	3.44	4.03 [6]	3.12	2.91	3.37	3.24
Portfolio turnover (%)	13	16	2	19	25	33	23

[1]	Six months ended 9-30-19. Unaudited.
[2]	For the one-month period ended 3-31-18. The fund changed its fiscal year end from February 28 to March 31.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
20	JOHN HANCOCK Global Shareholder Yield Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R2 SHARES Period ended	9-30-19 [1]	3-31-19	3-31-18 [2]	2-28-18	2-28-17	2-29-16	2-28-15
Per share operating performance
Net asset value, beginning of period	$11.08	$11.19	$11.35	$10.82	$9.93	$11.82	$11.78
Net investment income[3]	0.20	0.33	0.03	0.30	0.26	0.32	0.31
Net realized and unrealized gain (loss) on investments	0.13	0.16	(0.14)	0.53	0.92	(1.43)	0.58
Total from investment operations	0.33	0.49	(0.11)	0.83	1.18	(1.11)	0.89
Less distributions
From net investment income	(0.20)	(0.33)	(0.05)	(0.30)	(0.29)	(0.30)	(0.42)
From net realized gain	—	(0.27)	—	—	—	(0.48)	(0.43)
Total distributions	(0.20)	(0.60)	(0.05)	(0.30)	(0.29)	(0.78)	(0.85)
Net asset value, end of period	$11.21	$11.08	$11.19	$11.35	$10.82	$9.93	$11.82
Total return (%)[4]	2.95 [5]	4.68	(0.98) [5]	7.68	12.04	(9.51)	7.93
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$1	$1	$1	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.34 [6]	1.36	1.38 [6]	1.37	1.36	1.86	3.22
Expenses including reductions	1.21 [6]	1.22	1.24 [6]	1.24	1.34	1.43	1.47
Net investment income	3.62 [6]	3.02	3.62 [6]	2.62	2.50	2.92	2.66
Portfolio turnover (%)	13	16	2	19	25	33	23

[1]	Six months ended 9-30-19. Unaudited.
[2]	For the one-month period ended 3-31-18. The fund changed its fiscal year end from February 28 to March 31.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND	21

CLASS R6 SHARES Period ended	9-30-19 [1]	3-31-19	3-31-18 [2]	2-28-18	2-28-17	2-29-16	2-28-15
Per share operating performance
Net asset value, beginning of period	$11.06	$11.16	$11.34	$10.81	$9.92	$11.81	$11.77
Net investment income[3]	0.23	0.39	0.04	0.31	0.30	0.38	0.39
Net realized and unrealized gain (loss) on investments	0.11	0.17	(0.16)	0.57	0.93	(1.42)	0.57
Total from investment operations	0.34	0.56	(0.12)	0.88	1.23	(1.04)	0.96
Less distributions
From net investment income	(0.22)	(0.39)	(0.06)	(0.35)	(0.34)	(0.37)	(0.49)
From net realized gain	—	(0.27)	—	—	—	(0.48)	(0.43)
Total distributions	(0.22)	(0.66)	(0.06)	(0.35)	(0.34)	(0.85)	(0.92)
Net asset value, end of period	$11.18	$11.06	$11.16	$11.34	$10.81	$9.92	$11.81
Total return (%)[4]	3.12 [5]	5.31	(1.03) [5]	8.22	12.66	(8.94)	8.56
Ratios and supplemental data
Net assets, end of period (in millions)	$330	$351	$477	$483	$2	$1	$— [6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.88 [7]	0.88	0.89 [7]	0.87	0.87	1.45	6.51
Expenses including reductions	0.74 [7]	0.74	0.74 [7]	0.74	0.85	0.85	0.87
Net investment income	4.09 [7]	3.57	4.13 [7]	2.61	2.85	3.48	3.32
Portfolio turnover (%)	13	16	2	19	25	33	23

[1]	Six months ended 9-30-19. Unaudited.
[2]	For the one-month period ended 3-31-18. The fund changed its fiscal year end from February 28 to March 31.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
22	JOHN HANCOCK Global Shareholder Yield Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	9-30-19 [1]	3-31-19	3-31-18 [2]	2-28-18	2-28-17	2-29-16	2-28-15
Per share operating performance
Net asset value, beginning of period	$11.06	$11.17	$11.34	$10.81	$9.92	$11.82	$11.78
Net investment income[3]	0.23	0.39	0.04	0.36	0.32	0.37	0.41
Net realized and unrealized gain (loss) on investments	0.12	0.16	(0.15)	0.52	0.91	(1.42)	0.55
Total from investment operations	0.35	0.55	(0.11)	0.88	1.23	(1.05)	0.96
Less distributions
From net investment income	(0.22)	(0.39)	(0.06)	(0.35)	(0.34)	(0.37)	(0.49)
From net realized gain	—	(0.27)	—	—	—	(0.48)	(0.43)
Total distributions	(0.22)	(0.66)	(0.06)	(0.35)	(0.34)	(0.85)	(0.92)
Net asset value, end of period	$11.19	$11.06	$11.17	$11.34	$10.81	$9.92	$11.82
Total return (%)[4]	3.11 [5]	5.30	(0.94) [5]	8.11	12.76	(9.03)	8.57
Ratios and supplemental data
Net assets, end of period (in millions)	$447	$458	$511	$514	$535	$554	$696
Ratios (as a percentage of average net assets):
Expenses before reductions	0.87 [6]	0.87	0.88 [6]	0.86	0.86	0.86	0.88
Expenses including reductions	0.74 [6]	0.74	0.74 [6]	0.74	0.85	0.85	0.87
Net investment income	4.08 [6]	3.54	4.13 [6]	3.19	3.03	3.45	3.42
Portfolio turnover (%)	13	16	2	19	25	33	23

[1]	Six months ended 9-30-19. Unaudited.
[2]	For the one-month period ended 3-31-18. The fund changed its fiscal year end from February 28 to March 31.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND	23

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Global Shareholder Yield Fund (the fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to provide a high level of income. Capital appreciation is a secondary investment objective.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Class R2 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class B shares convert to Class A shares eight years after purchase. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair
24	JOHN HANCOCK Global Shareholder Yield Fund | SEMIANNUAL REPORT

value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of September 30, 2019, by major security category or type:
	Total value at 9-30-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Australia	$34,536,996	—	$34,536,996	—
Canada	120,122,414	$120,122,414	—	—
France	142,012,955	—	142,012,955	—
Germany	119,500,091	—	119,500,091	—
Italy	64,963,544	—	64,963,544	—
Japan	32,144,331	—	32,144,331	—
Netherlands	27,283,978	27,283,978	—	—
Norway	19,671,031	—	19,671,031	—
South Korea	15,185,402	—	15,185,402	—
Spain	12,108,909	—	12,108,909	—
Sweden	10,063,984	—	10,063,984	—
Switzerland	57,564,250	—	57,564,250	—
Taiwan	12,253,941	12,253,941	—	—
United Kingdom	186,580,473	36,182,684	150,397,789	—
United States	1,056,051,263	1,056,051,263	—	—
SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND	25

	Total value at 9-30-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Securities lending collateral	$43,223,450	$43,223,450	—	—
Total investments in securities	$1,953,267,012	$1,295,117,730	$658,149,282	—
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of the fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of September 30, 2019, the fund loaned securities valued at $41,780,650 and received $43,283,756 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect
26	JOHN HANCOCK Global Shareholder Yield Fund | SEMIANNUAL REPORT

of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended September 30, 2019, the fund had no borrowings under the line of credit. Commitment fees for the six months ended September 30, 2019 were $3,870.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of March 31, 2019, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND	27

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to Book-tax differences are primarily attributable to partnerships, treating a portion of the proceeds from redemptions as distributions for tax purposes, and wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC). Prior to June 28, 2019, the Advisor was known as John Hancock Advisers, LLC and the Distributor was known as John Hancock Funds, LLC.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, equivalent on an annual basis to the sum of 0.800% of average daily net assets. The Advisor has a subadvisory agreement with Epoch Investment Partners, Inc. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended September 30, 2019, this waiver amounted to 0.01% of the fund’s average daily net assets on an annualized basis. This arrangement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
28	JOHN HANCOCK Global Shareholder Yield Fund | SEMIANNUAL REPORT

The Advisor contractually agrees to reduce its management fee or, if necessary, make payment to the applicable class in an amount equal to the amount by which expenses of Class A, Class B, Class C, Class I, Class R2, and Class R6 shares, as applicable, exceed 1.09%, 1.84%, 1.84%, 0.84%, 1.24%, and 0.74%, respectively, of average net assets attributable to the applicable class. For purposes of this agreement, “expenses of Class A, Class B, Class C, Class I, Class R2, and Class R6 shares” means all class expenses (including fund expenses attributable to the class), excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, acquired fund fees and expenses paid indirectly, and short dividend expense. This agreement expires on July 31, 2020, unless renewed by mutual agreement of the fund and the Advisor based on upon a determination that this is appropriate under the circumstances at that time.
The Advisor has voluntarily agreed to reduce its management fee for the fund, or if necessary, make payment to the fund, in an amount equal to the amount by which the fund’s expenses exceed 0.74% of average net assets, on an annualized basis. Expenses means all the expenses of the fund, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, advisory fees, class-specific expenses, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. This voluntary expense reduction will continue in effect until terminated at any time by the Advisor on notice to the fund.
For the six months ended September 30, 2019, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$327,627
Class B	2,046
Class C	51,672
Class I	601,381
Class	Expense reduction
Class R2	$509
Class R6	241,474
Class NAV	297,451
Total	$1,522,160

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended September 30, 2019, were equivalent to a net annual effective rate of 0.65% of the fund's average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended September 30, 2019 amounted to an annual rate of 0.02% of the fund's average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND	29

Class	Rule 12b-1 Fee
Class A	0.30%
Class B	1.00%
Class C	1.00%
Class R2	0.25%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $222,877 for the six months ended September 30, 2019. Of this amount, $38,376 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $184,501 was paid as sales commissions to broker-dealers.
Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended September 30, 2019, CDSCs received by the Distributor amounted to $1,439 and $719 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended September 30, 2019 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$495,053	$193,653
Class B	14,139	1,650
Class C	350,398	41,073
Class I	—	477,628
Class R2	1,795	46
Class R6	—	19,808
Total	$861,385	$733,858
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
30	JOHN HANCOCK Global Shareholder Yield Fund | SEMIANNUAL REPORT

Note 5—Fund share transactions
Transactions in fund shares for the six months ended September 30, 2019 and for the year ended March 31, 2019 were as follows:
	Six Months Ended 9-30-19		Year Ended 3-31-19
	Shares	Amount	Shares	Amount
Class A shares
Sold	2,203,916	$24,273,099	5,161,275	$56,794,764
Distributions reinvested	533,898	5,935,204	1,729,739	18,423,338
Repurchased	(3,266,448)	(35,966,839)	(7,845,691)	(86,052,357)
Net decrease	(528,634)	$(5,758,536)	(954,677)	$(10,834,255)
Class B shares
Sold	603	$6,649	4,751	$53,547
Distributions reinvested	2,834	31,548	18,486	196,711
Repurchased	(137,811)	(1,516,484)	(290,776)	(3,181,473)
Net decrease	(134,374)	$(1,478,287)	(267,539)	$(2,931,215)
Class C shares
Sold	96,688	$1,067,923	274,532	$3,029,238
Distributions reinvested	87,138	969,853	368,049	3,918,414
Repurchased	(1,083,431)	(11,922,490)	(3,370,446)	(37,274,570)
Net decrease	(899,605)	$(9,884,714)	(2,727,865)	$(30,326,918)
Class I shares
Sold	6,480,906	$71,698,713	12,921,368	$142,302,285
Distributions reinvested	1,383,587	15,436,300	4,441,626	47,545,936
Repurchased	(11,605,483)	(128,723,257)	(22,619,195)	(249,211,116)
Net decrease	(3,740,990)	$(41,588,244)	(5,256,201)	$(59,362,895)
Class R2 shares
Sold	2,574	$28,478	11,527	$127,833
Distributions reinvested	1,192	13,317	5,270	56,283
Repurchased	(8,375)	(92,927)	(48,362)	(535,315)
Net decrease	(4,609)	$(51,132)	(31,565)	$(351,199)
Class R6 shares
Sold	2,390,450	$26,364,031	6,476,957	$71,621,251
Distributions reinvested	603,312	6,720,892	2,295,625	24,540,724
Repurchased	(5,272,933)	(58,210,365)	(19,726,348)	(215,104,129)
Net decrease	(2,279,171)	$(25,125,442)	(10,953,766)	$(118,942,154)
SEMIANNUAL REPORT | JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND	31

	Six Months Ended 9-30-19		Year Ended 3-31-19
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	16,199	$178,066	352,106	$3,936,930
Distributions reinvested	815,230	9,089,809	2,605,631	27,887,901
Repurchased	(2,229,552)	(24,830,849)	(7,312,294)	(81,146,295)
Net decrease	(1,398,123)	$(15,562,974)	(4,354,557)	$(49,321,464)
Total net decrease	(8,985,506)	$(99,449,329)	(24,546,170)	$(272,070,100)
Affiliates of the fund owned 100% of shares of Class NAV, on September 30, 2019. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $260,101,496 and $357,330,438, respectively, for the six months ended September 30, 2019.
Note 7—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At September 30, 2019, funds within the John Hancock group of funds complex held 22.6% of the fund's net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund's net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	7.1%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	6.9%
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
					Dividends and distributions
Affiliate	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
John Hancock Collateral Trust*	2,852,238	52,478,155	(51,010,942)	4,319,451	—	—	$(5,945)	$1,277	$43,223,450

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
32	JOHN HANCOCK Global Shareholder Yield Fund | SEMIANNUAL REPORT

CONTINUATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds III (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management, LLC (the Advisor, formerly John Hancock Advisers, LLC) and the Subadvisory Agreement (the Subadvisory Agreement) with Epoch Investment Partners, Inc. (the Subadvisor), for John Hancock Global Shareholder Yield Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23-26, 2019 in-person meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 28-30, 2019.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 23-26, 2019, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor's affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND       33

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board's conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the fund's compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund's compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationship, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor's oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND       34

(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor's initiatives intended to improve various aspects of the Trust's operations and investor experience with the fund; and
(g)	the Advisor's reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund's performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the fund's performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor's analysis of the fund's performance and its plans and recommendations regarding the Trust's subadvisory arrangements generally.

The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund underperformed its benchmark index for the one-, three-,five- and ten-year periods ended December 31, 2018. The Board also noted that the fund outperformed its peer group average for the one-year period and underperformed its peer group average for the three-, five- and ten-year periods ended December 31, 2018. The Board took into account management's discussion of the fund's performance, including favorable performance relative to the peer group for the one-year period. The Board concluded that the fund's performance is being monitored and reasonably addressed, where appropriate.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund's ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund's ranking within a broader group of funds. In comparing the fund's contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and total expenses for the fund are lower than the peer group median.

The Board took into account management's discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm's length with respect to the

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND       35

Subadvisor. The Board also took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund. The Board reviewed information provided by the Advisor concerning investment advisory fees charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and a Subadvisor's services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.

Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor's relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor's allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund's distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm's length;
(j)	considered the Advisor's ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND       36

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	the Board also took into account management's discussion of the fund's advisory fee structure; and
(c)	the Board also considered the effect of the fund's growth in size on its performance and fees. The Board also noted that if the fund's assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1)	information relating to the Subadvisor's business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the Trust's Advisor and Subadvisor.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor's Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor's current level of staffing and its overall resources, as well as received information relating to the Subadvisor's compensation program. The Board reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor's compliance program and any disciplinary history. The Board also considered the Subadvisor's risk assessment and monitoring process. The Board reviewed the Subadvisor's regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust's CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor's investment process and philosophy. The Board took into account that the Subadvisor's responsibilities include the development and maintenance of an investment program for the fund that is

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND       37

consistent with the fund's investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.

The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm's length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board's consideration of the Subadvisory Agreement.

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund's subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund's performance as compared to the fund's peer group and the benchmark index and noted that the Board reviews information about the fund's performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the Subadvisor's performance. The Board also noted the Subadvisor's long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund is being monitored and reasonably addressed, where appropriate;
SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND       38

(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund.

* * *

Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND       39

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler
Secretary and Chief Legal Officer

Investment advisor

John Hancock Investment Management LLC

Subadvisor

Epoch Investment Partners, Inc.

Portfolio Managers

William W. Priest, CFA
John M. Tobin, Ph.D., CFA
Kera Van Valen, CFA
Michael A. Welhoelter, CFA

Principal distributor

John Hancock Investment Management Distributors LLC

Custodian

Citibank, N.A.

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

* Member of the Audit Committee
† Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 2000 Crown Colony Drive Suite 55913 Quincy, MA 02169-0953

SEMIANNUAL REPORT   |   JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND       40

John Hancock family of funds

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Financial Industries

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GLOBAL AND INTERNATIONAL EQUITY FUNDS

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ALTERNATIVE AND SPECIALTY FUNDS

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Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

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Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

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CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investment Management Distributors LLC ■ Member FINRA, SIPC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock Global Shareholder Yield Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF975096	320SA 9/19 11/19

John Hancock

International Growth Fund

Semiannual report 9/30/19

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investment Management at 800-225-5291 (Class A, Class B and Class C shares) or 888-972-8696 (Class I, Class R2, Class R4, and Class R6) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investment Management or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

It was a rather volatile time for global stock markets during the six months ended September 30, 2019, with investor uncertainty surrounding global trade, a slowdown in China, and the latest developments on the Brexit front leading to some dramatic swings in performance. Central banks introduced stimulative measures late in the period, with the U.S. Federal Reserve cutting interest rates twice and the European Central Bank rolling out a sweeping package in September.

The economic fundamentals around the globe are relatively mixed today, with the United States appearing fairly healthy, Europe on somewhat less stable footing, and emerging economies on divergent paths. With an uncertain outlook, it's safe to say there are sure to be patches of market turbulence as the year goes on. As always, your best resource in unpredictable markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views as of this report's period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
International Growth Fund

2	Your fund at a glance
3	Portfolio summary
5	A look at performance
7	Your expenses
9	Fund's investments
12	Financial statements
16	Financial highlights
25	Notes to financial statements
35	Continuation of investment advisory and subadvisory agreements
42	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL GROWTH FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks high total return primarily through capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/19 (%)

The MSCI AC World ex-USA Growth Index is a free float-adjusted market capitalization index that is designed to measure the equity performance of growth-oriented stocks in developed (excluding the U.S.) and emerging markets.

The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL GROWTH FUND       2

Portfolio summary

SECTOR COMPOSITION AS OF 9/30/19 (%)

TOP 10 HOLDINGS AS OF 9/30/19 (%)

Nestle SA	5.0
Taiwan Semiconductor Manufacturing Company, Ltd.	4.0
Alibaba Group Holding, Ltd., ADR	3.3
Tencent Holdings, Ltd.	3.3
AstraZeneca PLC	2.7
Novartis AG	2.6
Unilever NV	2.5
Safran SA	2.4
ASML Holding NV	2.3
Keyence Corp.	2.3
TOTAL	30.4
As a percentage of net assets.
Cash and cash equivalents are not included.

A note about risks

The fund may be subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL GROWTH FUND       3

TOP 10 COUNTRIES AS OF 9/30/19 (%)

United Kingdom	13.9
China	12.9
France	12.9
Switzerland	11.5
Japan	8.6
Netherlands	8.0
Ireland	6.7
Taiwan	5.4
Canada	3.5
India	3.0
TOTAL	86.4
As a percentage of net assets.
Cash and cash equivalents are not included.

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL GROWTH FUND       4

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  SEPTEMBER 30, 2019

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	10-year	6-month	5-year	10-year
Class A	-4.37	6.52	7.93	-1.70	37.15	114.44
Class B	-4.94	6.53	7.84	-1.89	37.23	112.73
Class C	-1.01	6.86	7.68	2.12	39.32	109.66
Class I1	0.96	7.95	8.85	3.65	46.60	133.60
Class R2[1,2]	0.59	7.51	8.43	3.43	43.66	124.60
Class R4[1,2]	0.84	7.76	8.55	3.54	45.28	127.14
Class R6[1,2]	1.09	8.03	8.69	3.69	47.16	130.08
Class 1[1]	1.06	8.03	8.92	3.65	47.13	135.07
Class NAV[1,2]	1.08	8.00	8.67	3.65	46.95	129.74
Index 1†	2.03	4.86	5.82	3.47	26.81	76.02
Index 2†	-1.34	3.27	4.90	2.57	17.46	61.40

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares' CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, and 1%. No sales charge will be assessed after the sixth year. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, Class R6, Class 1, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual fee waivers and expense limitations in effect until July 31, 2020 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R2	Class R4	Class R6	Class 1	Class NAV
Gross (%)	1.29	1.99	1.99	0.99	1.39	1.24	0.89	0.92	0.87
Net (%)	1.28	1.98	1.98	0.98	1.38	1.13	0.88	0.91	0.86

Please refer to the most recent prospectuses and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index 1 is the MSCI AC World ex-USA Growth Index; Index 2 is the MSCI EAFE Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL GROWTH FUND       5

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock International Growth Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)
Class B3	9-30-09	21,273	21,273	17,602	16,140
Class C3	9-30-09	20,966	20,966	17,602	16,140
Class I1	9-30-09	23,360	23,360	17,602	16,140
Class R2[1,2]	9-30-09	22,460	22,460	17,602	16,140
Class R4[1,2]	9-30-09	22,714	22,714	17,602	16,140
Class R6[1,2]	9-30-09	23,008	23,008	17,602	16,140
Class 1[1]	9-30-09	23,507	23,507	17,602	16,140
Class NAV[1,2]	9-30-09	22,974	22,974	17,602	16,140

The MSCI AC World ex-USA Growth Index is a free float-adjusted market capitalization index that is designed to measure the equity performance of growth-oriented stocks in developed (excluding the U.S.) and emerging markets.

The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	For certain types of investors, as described in the fund's prospectuses.
2	Class R2, Class R4, and Class R6 shares were first offered on 3-27-15. Class NAV shares were first offered on 6-2-15. The returns prior to these dates are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
3	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL GROWTH FUND       6

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on April 1, 2019, with the same investment held until September 30, 2019.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at September 30, 2019, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on April 1, 2019, with the same investment held until September 30, 2019. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL GROWTH FUND	7

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 4-1-2019	Ending value on 9-30-2019	Expenses paid during period ended 9-30-2019[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,034.70	$ 6.56	1.29%
	Hypothetical example	1,000.00	1,018.60	6.51	1.29%
Class B	Actual expenses/actual returns	1,000.00	1,031.10	10.10	1.99%
	Hypothetical example	1,000.00	1,015.10	10.03	1.99%
Class C	Actual expenses/actual returns	1,000.00	1,031.20	10.11	1.99%
	Hypothetical example	1,000.00	1,015.10	10.03	1.99%
Class I	Actual expenses/actual returns	1,000.00	1,036.50	5.04	0.99%
	Hypothetical example	1,000.00	1,020.10	5.00	0.99%
Class R2	Actual expenses/actual returns	1,000.00	1,034.30	7.02	1.38%
	Hypothetical example	1,000.00	1,018.10	6.96	1.38%
Class R4	Actual expenses/actual returns	1,000.00	1,035.40	5.75	1.13%
	Hypothetical example	1,000.00	1,019.40	5.70	1.13%
Class R6	Actual expenses/actual returns	1,000.00	1,036.90	4.48	0.88%
	Hypothetical example	1,000.00	1,020.60	4.45	0.88%
Class 1	Actual expenses/actual returns	1,000.00	1,036.50	4.68	0.92%
	Hypothetical example	1,000.00	1,020.40	4.65	0.92%
Class NAV	Actual expenses/actual returns	1,000.00	1,036.50	4.43	0.87%
	Hypothetical example	1,000.00	1,020.70	4.40	0.87%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
8	JOHN HANCOCK INTERNATIONAL GROWTH FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 9-30-19 (unaudited)
	Shares	Value
Common stocks 99.6%		$9,159,289,723
(Cost $7,470,995,206)
Australia 1.1%		101,796,756
Qantas Airways, Ltd.	23,953,966	101,796,756
Canada 3.5%		319,191,799
Canadian National Railway Company	2,026,183	181,933,600
Dollarama, Inc.	3,833,998	137,258,199
China 12.9%		1,186,958,317
Alibaba Group Holding, Ltd., ADR (A)	1,802,276	301,394,616
China Tower Corp., Ltd., H Shares (B)	580,786,642	131,808,770
Midea Group Company, Ltd., Class A	12,296,615	88,159,008
Ping An Insurance Group Company of China, Ltd., H Shares	11,520,392	132,412,117
Shenzhou International Group Holdings, Ltd.	10,030,500	130,850,912
TAL Education Group, ADR (A)	2,950,754	101,033,817
Tencent Holdings, Ltd. (C)	7,203,300	301,299,077
Denmark 2.3%		211,246,069
Carlsberg A/S, Class B	698,742	103,258,744
DSV A/S	1,136,110	107,987,325
France 12.9%		1,181,711,344
Airbus SE	1,464,811	190,174,908
Alstom SA	2,547,372	105,520,710
Capgemini SE	908,604	106,989,544
Edenred	3,140,331	150,641,529
Kering SA (C)	245,931	125,323,152
LVMH Moet Hennessy Louis Vuitton SE	466,630	185,140,695
Safran SA	1,423,005	224,053,431
Worldline SA (A)(B)(C)	1,490,033	93,867,375
Germany 2.2%		205,928,685
adidas AG	661,574	205,928,685
Hong Kong 2.0%		186,149,354
AIA Group, Ltd.	19,737,925	186,149,354
India 3.0%		276,481,340
HDFC Bank, Ltd.	8,724,762	151,202,125
ICICI Bank, Ltd.	20,553,157	125,279,215
Indonesia 0.9%		82,117,395
Bank Mandiri Persero Tbk PT	166,954,000	82,117,395
Ireland 6.7%		612,622,082
Accenture PLC, Class A (C)	881,870	169,627,695
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL GROWTH FUND	9

	Shares	Value
Ireland (continued)
Experian PLC	5,235,330	$167,420,432
ICON PLC (A)	839,839	123,741,878
Medtronic PLC	1,397,828	151,832,077
Japan 8.6%		791,643,487
Bandai Namco Holdings, Inc.	2,538,500	158,294,736
Hoya Corp.	2,419,800	198,188,705
Keyence Corp.	333,700	207,713,601
Nexon Company, Ltd. (A)	8,544,300	103,814,747
Tokyo Electron, Ltd.	643,500	123,631,698
Netherlands 8.0%		736,186,235
ASML Holding NV	846,836	210,027,433
Heineken NV (C)	1,178,329	127,274,306
Koninklijke Philips NV	3,249,927	150,176,638
QIAGEN NV (A)	2,825,121	92,519,312
Wolters Kluwer NV	2,140,587	156,188,546
Singapore 1.2%		110,404,034
DBS Group Holdings, Ltd.	6,102,666	110,404,034
South Korea 1.7%		157,583,244
SK Hynix, Inc.	2,294,445	157,583,244
Spain 1.8%		169,145,659
Cellnex Telecom SA (A)(B)	4,095,170	169,145,659
Switzerland 11.5%		1,059,971,331
Logitech International SA	2,218,797	90,166,172
Nestle SA	4,209,167	456,503,276
Novartis AG	2,747,240	238,424,693
Partners Group Holding AG	194,510	149,375,201
Temenos AG (A)	749,489	125,501,989
Taiwan 5.4%		495,672,111
MediaTek, Inc.	10,845,000	129,030,617
Taiwan Semiconductor Manufacturing Company, Ltd.	41,281,323	366,641,494
United Kingdom 13.9%		1,274,480,481
Aon PLC	798,328	154,532,351
AstraZeneca PLC	2,768,487	247,194,443
Compass Group PLC	6,363,802	163,757,122
Diageo PLC	4,301,020	175,697,145
IHS Markit, Ltd. (A)	2,566,729	171,662,836
Smith & Nephew PLC	5,287,205	127,325,373
Unilever NV	3,902,090	234,311,211

10	JOHN HANCOCK INTERNATIONAL GROWTH FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Yield (%)	Shares	Value
Securities lending collateral 0.4%			$37,102,286
(Cost $37,101,756)
John Hancock Collateral Trust (D)	2.1169(E)	3,707,744	37,102,286

	Par value^	Value
Short-term investments 0.3%		$26,500,000
(Cost $26,500,000)
Repurchase agreement 0.3%		26,500,000
Bank of America Corp. Tri-Party Repurchase Agreement dated 9-30-19 at 2.320% to be repurchased at $16,501,063 on 10-1-19, collateralized by $15,551,666 Government National Mortgage Association, 2.863%-5.298% due 10-20-67 to 8-20-69 (valued at $16,830,001, including interest)	16,500,000	16,500,000
Societe Generale SA Tri-Party Repurchase Agreement dated 9-30-19 at 2.320% to be repurchased at $10,000,644 on 10-1-19, collateralized by $3,819,762 Federal National Mortgage Association, 3.500% due 6-1-49 (valued at $3,934,960, including interest), $2,100 U.S. Treasury Bills, 0.000% due 1-2-20 to 2-6-20 (valued at $2,088, including interest) and $6,107,100 U.S. Treasury Notes, 2.000%-2.125% due 10-31-22 to 8-15-25 (valued at $6,262,955, including interest)	10,000,000	10,000,000

Total investments (Cost $7,534,596,962) 100.3%	$9,222,892,009
Other assets and liabilities, net (0.3%)	(28,314,647)
Total net assets 100.0%	$9,194,577,362

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 9-30-19.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 9-30-19.
At 9-30-19, the aggregate cost of investments for federal income tax purposes was $7,549,892,395. Net unrealized appreciation aggregated to $1,672,999,614, of which $1,733,233,336 related to gross unrealized appreciation and $60,233,722 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL GROWTH FUND	11

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 9-30-19 (unaudited)

Assets
Unaffiliated investments, at value (Cost $7,497,495,206) including $35,344,551 of securities loaned	$9,185,789,723
Affiliated investments, at value (Cost $37,101,756)	37,102,286
Total investments, at value (Cost $7,534,596,962)	9,222,892,009
Cash	97,840
Foreign currency, at value (Cost $903,957)	903,575
Dividends and interest receivable	17,198,363
Receivable for fund shares sold	10,198,468
Receivable for securities lending income	19,751
Other assets	251,726
Total assets	9,251,561,732
Liabilities
Foreign capital gains tax payable	6,368,736
Payable for investments purchased	25
Payable for fund shares repurchased	11,031,217
Payable upon return of securities loaned	37,104,411
Payable to affiliates
Accounting and legal services fees	785,048
Transfer agent fees	636,399
Distribution and service fees	7,777
Trustees' fees	2,274
Other liabilities and accrued expenses	1,048,483
Total liabilities	56,984,370
Net assets	$9,194,577,362
Net assets consist of
Paid-in capital	$7,911,119,201
Total distributable earnings (loss)	1,283,458,161
Net assets	$9,194,577,362

12	JOHN HANCOCK International Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($562,444,242 ÷ 20,290,925 shares)[1]	$27.72
Class B ($782,629 ÷ 28,830 shares)[1]	$27.15
Class C ($235,521,154 ÷ 8,694,143 shares)[1]	$27.09
Class I ($5,515,576,425 ÷ 198,283,730 shares)	$27.82
Class R2 ($35,962,827 ÷ 1,296,501 shares)	$27.74
Class R4 ($7,342,367 ÷ 264,233 shares)	$27.79
Class R6 ($1,763,275,303 ÷ 63,319,618 shares)	$27.85
Class 1 ($76,209,051 ÷ 2,740,559 shares)	$27.81
Class NAV ($997,463,364 ÷ 35,864,135 shares)	$27.81
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$29.18

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL GROWTH FUND	13

STATEMENT OF OPERATIONS For the six months ended  9-30-19 (unaudited)

Investment income
Dividends	$122,989,367
Securities lending	1,345,552
Interest	787,798
Less foreign taxes withheld	(13,820,637)
Total investment income	111,302,080
Expenses
Investment management fees	37,921,410
Distribution and service fees	2,274,113
Accounting and legal services fees	954,174
Transfer agent fees	3,957,570
Trustees' fees	93,084
Custodian fees	1,561,846
State registration fees	108,898
Printing and postage	272,537
Professional fees	110,998
Other	295,752
Total expenses	47,550,382
Less expense reductions	(351,229)
Net expenses	47,199,153
Net investment income	64,102,927
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(77,689,441)
Affiliated investments	(3,737)
(77,693,178)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	347,184,948
Affiliated investments	344
347,185,292
Net realized and unrealized gain	269,492,114
Increase in net assets from operations	$333,595,041
14	JOHN HANCOCK International Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 9-30-19 (unaudited)	Year ended 3-31-19
Increase (decrease) in net assets
From operations
Net investment income	$64,102,927	$87,829,784
Net realized loss	(77,693,178)	(327,404,032)
Change in net unrealized appreciation (depreciation)	347,185,292	(203,438,382)
Increase (decrease) in net assets resulting from operations	333,595,041	(443,012,630)
Distributions to shareholders
From earnings
Class A	—	(14,660,561)
Class B	—	(20,861)
Class C	—	(4,998,651)
Class I	—	(144,368,088)
Class R2	—	(906,042)
Class R4	—	(191,219)
Class R6	—	(49,853,759)
Class 1	—	(2,141,203)
Class NAV	—	(28,574,370)
Total distributions	—	(245,714,754)
From fund share transactions	(580,108,091)	245,618,755
Total decrease	(246,513,050)	(443,108,629)
Net assets
Beginning of period	9,441,090,412	9,884,199,041
End of period	$9,194,577,362	$9,441,090,412
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL GROWTH FUND	15

Financial highlights
CLASS A SHARES Period ended	9-30-19 [1]	3-31-19	3-31-18 [2]	2-28-18	2-28-17	2-29-16	2-28-15
Per share operating performance
Net asset value, beginning of period	$26.79	$28.52	$28.43	$21.69	$19.90	$21.64	$24.60
Net investment income[3]	0.15 [4]	0.19	0.02	0.11	0.17	0.10	0.24
Net realized and unrealized gain (loss) on investments	0.78	(1.31)	0.07	6.69	1.75	(1.81)	0.83
Total from investment operations	0.93	(1.12)	0.09	6.80	1.92	(1.71)	1.07
Less distributions
From net investment income	—	(0.15)	—	(0.06)	(0.13)	(0.03)	(0.47)
From net realized gain	—	(0.46)	—	—	—	—	(3.56)
Total distributions	—	(0.61)	—	(0.06)	(0.13)	(0.03)	(4.03)
Net asset value, end of period	$27.72	$26.79	$28.52	$28.43	$21.69	$19.90	$21.64
Total return (%)[5,6]	3.47 [7]	(3.69)	0.32 [7]	31.38	9.62	(7.86)	5.91
Ratios and supplemental data
Net assets, end of period (in millions)	$562	$609	$827	$803	$427	$615	$140
Ratios (as a percentage of average net assets):
Expenses before reductions	1.30 [8]	1.28	1.29 [8]	1.29	1.32	1.38	1.53
Expenses including reductions	1.29 [8]	1.28	1.28 [8]	1.28	1.32	1.37	1.52
Net investment income	1.09 [4,8]	0.72	0.69 [8]	0.41	0.79	0.48	1.02
Portfolio turnover (%)	36	98	4	65	94	82	204

[1]	Six months ended 9-30-19. Unaudited.
[2]	For the one-month period ended 3-31-18. The fund changed its fiscal year end from February 28 to March 31.
[3]	Based on average daily shares outstanding.
[4]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Does not reflect the effect of sales charges, if any.
[7]	Not annualized.
[8]	Annualized.
16	JOHN HANCOCK International Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS B SHARES Period ended	9-30-19 [1]	3-31-19	3-31-18 [2]	2-28-18	2-28-17	2-29-16	2-28-15
Per share operating performance
Net asset value, beginning of period	$26.33	$28.06	$27.99	$21.45	$19.70	$21.55	$24.50
Net investment income (loss)[3]	0.05 [4]	0.02	— [5]	(0.04)	0.04	0.02	— [5]
Net realized and unrealized gain (loss) on investments	0.77	(1.29)	0.07	6.58	1.71	(1.87)	0.88
Total from investment operations	0.82	(1.27)	0.07	6.54	1.75	(1.85)	0.88
Less distributions
From net investment income	—	—	—	—	—	—	(0.27)
From net realized gain	—	(0.46)	—	—	—	—	(3.56)
Total distributions	—	(0.46)	—	—	—	—	(3.83)
Net asset value, end of period	$27.15	$26.33	$28.06	$27.99	$21.45	$19.70	$21.55
Total return (%)[6,7]	3.11 [8]	(4.36)	0.25 [8]	30.49	8.88	(8.58)	5.07
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$2	$2	$2	$2	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	2.00 [9]	1.98	1.99 [9]	1.99	2.03	2.32	3.18
Expenses including reductions	1.99 [9]	1.98	1.98 [9]	1.98	2.02	2.12	2.34
Net investment income (loss)	0.41 [4,9]	0.08	(0.01) [9]	(0.15)	0.19	0.07	— [10]
Portfolio turnover (%)	36	98	4	65	94	82	204

[1]	Six months ended 9-30-19. Unaudited.
[2]	For the one-month period ended 3-31-18. The fund changed its fiscal year end from February 28 to March 31.
[3]	Based on average daily shares outstanding.
[4]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[5]	Less than $0.005 per share.
[6]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[7]	Does not reflect the effect of sales charges, if any.
[8]	Not annualized.
[9]	Annualized.
[10]	Less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL GROWTH FUND	17

CLASS C SHARES Period ended	9-30-19 [1]	3-31-19	3-31-18 [2]	2-28-18	2-28-17	2-29-16	2-28-15
Per share operating performance
Net asset value, beginning of period	$26.27	$28.00	$27.93	$21.40	$19.66	$21.49	$24.45
Net investment income (loss)[3]	0.05 [4]	— [5]	— [5]	(0.09)	0.01	(0.07)	(0.03)
Net realized and unrealized gain (loss) on investments	0.77	(1.27)	0.07	6.62	1.73	(1.76)	0.92
Total from investment operations	0.82	(1.27)	0.07	6.53	1.74	(1.83)	0.89
Less distributions
From net investment income	—	—	—	—	—	—	(0.29)
From net realized gain	—	(0.46)	—	—	—	—	(3.56)
Total distributions	—	(0.46)	—	—	—	—	(3.85)
Net asset value, end of period	$27.09	$26.27	$28.00	$27.93	$21.40	$19.66	$21.49
Total return (%)[6,7]	3.12 [8]	(4.37)	0.25 [8]	30.51	8.85	(8.52)	5.11
Ratios and supplemental data
Net assets, end of period (in millions)	$236	$263	$349	$333	$145	$113	$13
Ratios (as a percentage of average net assets):
Expenses before reductions	2.00 [9]	1.98	1.99 [9]	1.99	2.03	2.08	2.40
Expenses including reductions	1.99 [9]	1.98	1.98 [9]	1.98	2.02	2.07	2.30
Net investment income (loss)	0.40 [4,9]	(0.01)	(0.01) [9]	(0.33)	0.03	(0.33)	(0.11)
Portfolio turnover (%)	36	98	4	65	94	82	204

[1]	Six months ended 9-30-19. Unaudited.
[2]	For the one-month period ended 3-31-18. The fund changed its fiscal year end from February 28 to March 31.
[3]	Based on average daily shares outstanding.
[4]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[5]	Less than $0.005 per share.
[6]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[7]	Does not reflect the effect of sales charges, if any.
[8]	Not annualized.
[9]	Annualized.
18	JOHN HANCOCK International Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	9-30-19 [1]	3-31-19	3-31-18 [2]	2-28-18	2-28-17	2-29-16	2-28-15
Per share operating performance
Net asset value, beginning of period	$26.84	$28.59	$28.49	$21.72	$19.94	$21.67	$24.62
Net investment income[3]	0.19 [4]	0.24	0.02	0.18	0.20	0.16	0.35
Net realized and unrealized gain (loss) on investments	0.79	(1.30)	0.08	6.72	1.77	(1.80)	0.81
Total from investment operations	0.98	(1.06)	0.10	6.90	1.97	(1.64)	1.16
Less distributions
From net investment income	—	(0.23)	—	(0.13)	(0.19)	(0.09)	(0.55)
From net realized gain	—	(0.46)	—	—	—	—	(3.56)
Total distributions	—	(0.69)	—	(0.13)	(0.19)	(0.09)	(4.11)
Net asset value, end of period	$27.82	$26.84	$28.59	$28.49	$21.72	$19.94	$21.67
Total return (%)[5]	3.65 [6]	(3.45)	0.35 [6]	31.82	9.96	(7.59)	6.33
Ratios and supplemental data
Net assets, end of period (in millions)	$5,516	$5,576	$5,631	$5,424	$2,380	$1,168	$152
Ratios (as a percentage of average net assets):
Expenses before reductions	1.00 [7]	1.00	1.00 [7]	0.99	1.02	1.06	1.19
Expenses including reductions	0.99 [7]	0.99	0.99 [7]	0.98	1.01	1.06	1.18
Net investment income	1.38 [4,7]	0.89	0.98 [7]	0.70	0.94	0.73	1.46
Portfolio turnover (%)	36	98	4	65	94	82	204

[1]	Six months ended 9-30-19. Unaudited.
[2]	For the one-month period ended 3-31-18. The fund changed its fiscal year end from February 28 to March 31.
[3]	Based on average daily shares outstanding.
[4]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL GROWTH FUND	19

CLASS R2 SHARES Period ended	9-30-19 [1]	3-31-19	3-31-18 [2]	2-28-18	2-28-17	2-29-16 [3]
Per share operating performance
Net asset value, beginning of period	$26.82	$28.55	$28.45	$21.71	$19.92	$21.46
Net investment income (loss)[4]	0.14 [5]	0.15	0.02	0.13	(0.02)	0.02
Net realized and unrealized gain (loss) on investments	0.78	(1.30)	0.08	6.65	1.91	(1.56)
Total from investment operations	0.92	(1.15)	0.10	6.78	1.89	(1.54)
Less distributions
From net investment income	—	(0.12)	—	(0.04)	(0.10)	—
From net realized gain	—	(0.46)	—	—	—	—
Total distributions	—	(0.58)	—	(0.04)	(0.10)	—
Net asset value, end of period	$27.74	$26.82	$28.55	$28.45	$21.71	$19.92
Total return (%)[6]	3.43 [7]	(3.81)	0.35 [7]	31.23	9.54	(7.18) [7]
Ratios and supplemental data
Net assets, end of period (in millions)	$36	$43	$43	$37	$12	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.39 [8]	1.38	1.32 [8]	1.40	1.42	1.90 [8]
Expenses including reductions	1.38 [8]	1.37	1.31 [8]	1.39	1.42	1.52 [8]
Net investment income (loss)	1.03 [5,8]	0.54	0.71 [8]	0.49	(0.08)	0.11 [8]
Portfolio turnover (%)	36	98	4	65	94	82 [9]

[1]	Six months ended 9-30-19. Unaudited.
[2]	For the one-month period ended 3-31-18. The fund changed its fiscal year end from February 28 to March 31.
[3]	The inception date for Class R2 shares is 3-27-15.
[4]	Based on average daily shares outstanding.
[5]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[6]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[7]	Not annualized.
[8]	Annualized.
[9]	Portfolio turnover is shown for the period from 3-1-15 to 2-29-16.
20	JOHN HANCOCK International Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R4 SHARES Period ended	9-30-19 [1]	3-31-19	3-31-18 [2]	2-28-18	2-28-17	2-29-16 [3]
Per share operating performance
Net asset value, beginning of period	$26.84	$28.57	$28.48	$21.72	$19.94	$21.46
Net investment income[4]	0.17 [5]	0.22	0.02	0.17	0.19	0.05
Net realized and unrealized gain (loss) on investments	0.78	(1.30)	0.07	6.69	1.75	(1.54)
Total from investment operations	0.95	(1.08)	0.09	6.86	1.94	(1.49)
Less distributions
From net investment income	—	(0.19)	—	(0.10)	(0.16)	(0.03)
From net realized gain	—	(0.46)	—	—	—	—
Total distributions	—	(0.65)	—	(0.10)	(0.16)	(0.03)
Net asset value, end of period	$27.79	$26.84	$28.57	$28.48	$21.72	$19.94
Total return (%)[6]	3.54 [7]	(3.53)	0.32 [7]	31.60	9.81	(6.95) [7]
Ratios and supplemental data
Net assets, end of period (in millions)	$7	$8	$8	$9	$5	$3
Ratios (as a percentage of average net assets):
Expenses before reductions	1.24 [8]	1.24	1.25 [8]	1.24	1.25	1.66 [8]
Expenses including reductions	1.13 [8]	1.13	1.14 [8]	1.13	1.14	1.24 [8]
Net investment income	1.25 [5,8]	0.80	0.83 [8]	0.64	0.88	0.24 [8]
Portfolio turnover (%)	36	98	4	65	94	82 [9]

[1]	Six months ended 9-30-19. Unaudited.
[2]	For the one-month period ended 3-31-18. The fund changed its fiscal year end from February 28 to March 31.
[3]	The inception date for Class R4 shares is 3-27-15.
[4]	Based on average daily shares outstanding.
[5]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[6]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[7]	Not annualized.
[8]	Annualized.
[9]	Portfolio turnover is shown for the period from 3-1-15 to 2-29-16.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL GROWTH FUND	21

CLASS R6 SHARES Period ended	9-30-19 [1]	3-31-19	3-31-18 [2]	2-28-18	2-28-17	2-29-16 [3]
Per share operating performance
Net asset value, beginning of period	$26.86	$28.61	$28.50	$21.73	$19.95	$21.46
Net investment income[4]	0.20 [5]	0.27	0.03	0.05	0.20	0.12
Net realized and unrealized gain (loss) on investments	0.79	(1.30)	0.08	6.88	1.79	(1.53)
Total from investment operations	0.99	(1.03)	0.11	6.93	1.99	(1.41)
Less distributions
From net investment income	—	(0.26)	—	(0.16)	(0.21)	(0.10)
From net realized gain	—	(0.46)	—	—	—	—
Total distributions	—	(0.72)	—	(0.16)	(0.21)	(0.10)
Net asset value, end of period	$27.85	$26.86	$28.61	$28.50	$21.73	$19.95
Total return (%)[6]	3.69 [7]	(3.32)	0.39 [7]	31.91	10.08	(6.59) [7]
Ratios and supplemental data
Net assets, end of period (in millions)	$1,763	$1,836	$1,795	$1,702	$18	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	0.89 [8]	0.89	0.89 [8]	0.90	0.93	1.37 [8]
Expenses including reductions	0.88 [8]	0.88	0.88 [8]	0.89	0.90	0.95 [8]
Net investment income	1.49 [5,8]	1.01	1.09 [8]	0.16	0.95	0.60 [8]
Portfolio turnover (%)	36	98	4	65	94	82 [9]

[1]	Six months ended 9-30-19. Unaudited.
[2]	For the one-month period ended 3-31-18. The fund changed its fiscal year end from February 28 to March 31.
[3]	The inception date for Class R6 shares is 3-27-15.
[4]	Based on average daily shares outstanding.
[5]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[6]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[7]	Not annualized.
[8]	Annualized.
[9]	Portfolio turnover is shown for the period from 3-1-15 to 2-29-16.
22	JOHN HANCOCK International Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS 1 SHARES Period ended	9-30-19 [1]	3-31-19	3-31-18 [2]	2-28-18	2-28-17	2-29-16	2-28-15
Per share operating performance
Net asset value, beginning of period	$26.83	$28.57	$28.47	$21.71	$19.93	$21.65	$24.61
Net investment income[3]	0.20 [4]	0.28	0.03	0.21	0.23	0.23	0.28
Net realized and unrealized gain (loss) on investments	0.78	(1.30)	0.07	6.70	1.76	(1.84)	0.90
Total from investment operations	0.98	(1.02)	0.10	6.91	1.99	(1.61)	1.18
Less distributions
From net investment income	—	(0.26)	—	(0.15)	(0.21)	(0.11)	(0.58)
From net realized gain	—	(0.46)	—	—	—	—	(3.56)
Total distributions	—	(0.72)	—	(0.15)	(0.21)	(0.11)	(4.14)
Net asset value, end of period	$27.81	$26.83	$28.57	$28.47	$21.71	$19.93	$21.65
Total return (%)[5]	3.65 [6]	(3.32)	0.35 [6]	31.86	10.04	(7.49)	6.39
Ratios and supplemental data
Net assets, end of period (in millions)	$76	$78	$93	$91	$50	$39	$20
Ratios (as a percentage of average net assets):
Expenses before reductions	0.93 [7]	0.92	0.92 [7]	0.93	0.95	1.00	1.10
Expenses including reductions	0.92 [7]	0.92	0.92 [7]	0.92	0.94	0.99	1.09
Net investment income	1.45 [4,7]	1.05	1.06 [7]	0.79	1.09	1.06	1.18
Portfolio turnover (%)	36	98	4	65	94	82	204

[1]	Six months ended 9-30-19. Unaudited.
[2]	For the one-month period ended 3-31-18. The fund changed its fiscal year end from February 28 to March 31.
[3]	Based on average daily shares outstanding.
[4]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL GROWTH FUND	23

CLASS NAV SHARES Period ended	9-30-19 [1]	3-31-19	3-31-18 [2]	2-28-18	2-28-17	2-29-16 [3]
Per share operating performance
Net asset value, beginning of period	$26.82	$28.57	$28.47	$21.71	$19.93	$22.66
Net investment income[4]	0.21 [5]	0.29	0.03	0.23	0.19	0.11
Net realized and unrealized gain (loss) on investments	0.78	(1.31)	0.07	6.69	1.81	(2.72)
Total from investment operations	0.99	(1.02)	0.10	6.92	2.00	(2.61)
Less distributions
From net investment income	—	(0.27)	—	(0.16)	(0.22)	(0.12)
From net realized gain	—	(0.46)	—	—	—	—
Total distributions	—	(0.73)	—	(0.16)	(0.22)	(0.12)
Net asset value, end of period	$27.81	$26.82	$28.57	$28.47	$21.71	$19.93
Total return (%)[6]	3.65 [7]	(3.27)	0.35 [7]	31.91	10.10	(11.57) [7]
Ratios and supplemental data
Net assets, end of period (in millions)	$997	$1,028	$1,136	$1,151	$864	$86
Ratios (as a percentage of average net assets):
Expenses before reductions	0.88 [8]	0.87	0.87 [8]	0.88	0.91	0.94 [8]
Expenses including reductions	0.87 [8]	0.87	0.87 [8]	0.87	0.90	0.93 [8]
Net investment income	1.50 [5,8]	1.06	1.10 [8]	0.89	0.91	0.69 [8]
Portfolio turnover (%)	36	98	4	65	94	82 [9]

[1]	Six months ended 9-30-19. Unaudited.
[2]	For the one-month period ended 3-31-18. The fund changed its fiscal year end from February 28 to March 31.
[3]	The inception date for Class NAV shares is 6-2-15.
[4]	Based on average daily shares outstanding.
[5]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[6]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[7]	Not annualized.
[8]	Annualized.
[9]	The portfolio turnover is shown for the period from 3-1-15 to 2-29-16.
24	JOHN HANCOCK International Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock International Growth Fund (the fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek high total return primarily through capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class B shares convert to Class A shares eight years after purchase. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
The fund is closed to new investors, except as provided in the fund’s prospectus.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL GROWTH FUND	25

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of September 30, 2019, by major security category or type:
	Total value at 9-30-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Australia	$101,796,756	—	$101,796,756	—
Canada	319,191,799	$319,191,799	—	—
China	1,186,958,317	402,428,433	784,529,884	—
Denmark	211,246,069	—	211,246,069	—
France	1,181,711,344	—	1,181,711,344	—
Germany	205,928,685	—	205,928,685	—
Hong Kong	186,149,354	—	186,149,354	—
India	276,481,340	—	276,481,340	—
Indonesia	82,117,395	—	82,117,395	—
Ireland	612,622,082	445,201,650	167,420,432	—
Japan	791,643,487	—	791,643,487	—
Netherlands	736,186,235	—	736,186,235	—
Singapore	110,404,034	—	110,404,034	—
26	JOHN HANCOCK International Growth Fund | SEMIANNUAL REPORT

	Total value at 9-30-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
South Korea	$157,583,244	—	$157,583,244	—
Spain	169,145,659	—	169,145,659	—
Switzerland	1,059,971,331	—	1,059,971,331	—
Taiwan	495,672,111	—	495,672,111	—
United Kingdom	1,274,480,481	$326,195,187	948,285,294	—
Securities lending collateral	37,102,286	37,102,286	—	—
Short-term investments	26,500,000	—	26,500,000	—
Total investments in securities	$9,222,892,009	$1,530,119,355	$7,692,772,654	—
Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.
Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to
SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL GROWTH FUND	27

any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of September 30, 2019, the fund loaned securities valued at $35,344,551 and received $37,104,411 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. Commitment fees for the six months ended September 30, 2019 were $14,946.
28	JOHN HANCOCK International Growth Fund | SEMIANNUAL REPORT

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of March 31, 2019, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and treating a portion of the proceeds from redemptions as distributions for tax purposes.
Note 3—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL GROWTH FUND	29

Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC). Prior to June 28, 2019, the Advisor was known as John Hancock Advisers, LLC and the Distributor was known as John Hancock Funds, LLC.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, equivalent on an annual basis to the sum of (a) 0.900% of the first $500 million of the fund’s aggregate average daily net assets (together with the assets of any other applicable fund identified in the advisory agreement); (b) 0.850% of the next $500 million of the fund’s aggregate average daily net assets, and (c) 0.800% of the fund’s aggregate average daily net assets in excess of $1 billion. The Advisor has a subadvisory agreement with Wellington Management Company LLP. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended September 30, 2019, this waiver amounted to 0.01% of the fund’s average daily net assets on an annualized basis. This arrangement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended September 30, 2019, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$21,824
Class B	31
Class C	9,238
Class I	207,065
Class R2	1,514
Class	Expense reduction
Class R4	$294
Class R6	66,844
Class 1	2,898
Class NAV	37,554
Total	$347,262

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended September 30, 2019, were equivalent to a net annual effective rate of 0.80% of the fund's average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended September 30, 2019 amounted to an annual rate of 0.02% of the fund's average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a
30	JOHN HANCOCK International Growth Fund | SEMIANNUAL REPORT

service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class B	1.00%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
Class 1	0.05%	—
The fund's Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on July 31, 2020, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $3,967 for Class R4 shares for the six months ended September 30, 2019.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $75,873 for the six months ended September 30, 2019. Of this amount, $12,759 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $63,114 was paid as sales commissions to broker-dealers.
Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended September 30, 2019, CDSCs received by the Distributor amounted to $986, $3 and $4,982 for Class A, Class B and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended September 30, 2019 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$885,122	$346,188
SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL GROWTH FUND	31

Class	Distribution and service fees	Transfer agent fees
Class B	$4,238	$496
Class C	1,249,151	146,502
Class I	—	3,355,647
Class R2	102,251	2,396
Class R4	13,770	466
Class R6	—	105,875
Class 1	19,581	—
Total	$2,274,113	$3,957,570
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund's activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Borrower	$16,653,297	2	2.367%	$(2,190)
Lender	3,766,410	3	2.335%	733
Note 5—Fund share transactions
Transactions in fund shares for the six months ended September 30, 2019 and for the year ended March 31, 2019 were as follows:
	Six Months Ended 9-30-19		Year Ended 3-31-19
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,128,819	$30,861,394	3,934,860	$107,881,677
Distributions reinvested	—	—	588,267	14,212,523
Repurchased	(3,561,738)	(97,613,120)	(10,780,632)	(288,739,157)
Net decrease	(2,432,919)	$(66,751,726)	(6,257,505)	$(166,644,957)
Class B shares
Sold	734	$20,221	1,025	$27,679
Distributions reinvested	—	—	735	17,482
Repurchased	(8,518)	(227,109)	(27,519)	(722,736)
Net decrease	(7,784)	$(206,888)	(25,759)	$(677,575)
32	JOHN HANCOCK International Growth Fund | SEMIANNUAL REPORT

	Six Months Ended 9-30-19		Year Ended 3-31-19
	Shares	Amount	Shares	Amount
Class C shares
Sold	118,199	$3,166,800	924,629	$24,604,117
Distributions reinvested	—	—	197,102	4,679,208
Repurchased	(1,427,193)	(38,193,788)	(3,565,527)	(92,001,072)
Net decrease	(1,308,994)	$(35,026,988)	(2,443,796)	$(62,717,747)
Class I shares
Sold	22,735,267	$624,389,999	95,608,369	$2,596,657,426
Distributions reinvested	—	—	5,206,727	125,950,713
Repurchased	(32,161,422)	(883,902,151)	(90,103,831)	(2,356,584,416)
Net increase (decrease)	(9,426,155)	$(259,512,152)	10,711,265	$366,023,723
Class R2 shares
Sold	127,666	$3,494,693	441,295	$11,837,910
Distributions reinvested	—	—	33,567	812,332
Repurchased	(428,841)	(11,766,981)	(370,850)	(10,005,761)
Net increase (decrease)	(301,175)	$(8,272,288)	104,012	$2,644,481
Class R4 shares
Sold	27,968	$764,515	69,035	$1,861,755
Distributions reinvested	—	—	7,905	191,219
Repurchased	(60,484)	(1,658,251)	(74,859)	(2,008,808)
Net increase (decrease)	(32,516)	$(893,736)	2,081	$44,166
Class R6 shares
Sold	3,707,142	$102,207,895	17,610,134	$484,165,158
Distributions reinvested	—	—	2,047,381	49,546,630
Repurchased	(8,726,331)	(238,218,337)	(14,078,112)	(373,109,601)
Net increase (decrease)	(5,019,189)	$(136,010,442)	5,579,403	$160,602,187
Class 1 shares
Sold	97,452	$2,667,505	394,196	$10,902,977
Distributions reinvested	—	—	88,589	2,141,203
Repurchased	(278,093)	(7,656,210)	(833,044)	(22,291,454)
Net decrease	(180,641)	$(4,988,705)	(350,259)	$(9,247,274)
Class NAV shares
Sold	755,002	$20,372,972	1,905,823	$49,201,008
Distributions reinvested	—	—	1,182,714	28,574,370
Repurchased	(3,208,864)	(88,818,138)	(4,532,900)	(122,183,627)
Net decrease	(2,453,862)	$(68,445,166)	(1,444,363)	$(44,408,249)
Total net increase (decrease)	(21,163,235)	$(580,108,091)	5,875,079	$245,618,755
SEMIANNUAL REPORT | JOHN HANCOCK INTERNATIONAL GROWTH FUND	33

Affiliates of the fund owned 100% and 90% of shares of Class 1 and Classs NAV, respectively, on September 30, 2019. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $3,382,822,397 and $3,927,993,385, respectively, for the six months ended September 30, 2019.
Note 7—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At September 30, 2019, funds within the John Hancock group of funds complex held 9.8% of the fund's net assets. There were no affiliated funds with an ownership of 5% or more of the fund's net assets.
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
					Dividends and distributions
Affiliate	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
John Hancock Collateral Trust*	3,528,641	136,429,276	(136,250,173)	3,707,744	—	—	$(3,737)	$344	$37,102,286

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
34	JOHN HANCOCK International Growth Fund | SEMIANNUAL REPORT

CONTINUATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds III (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management, LLC (the Advisor, formerly John Hancock Advisers, LLC) and the Subadvisory Agreement (the Subadvisory Agreement) with Wellington Management Company LLP (the Subadvisor), for John Hancock International Growth Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23-26, 2019 in-person meeting, at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 28-30, 2019.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 23-26, 2019, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor's affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL GROWTH FUND       35

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board's conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the fund's compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund's compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationship, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor's oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL GROWTH FUND       36

(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor's initiatives intended to improve various aspects of the Trust's operations and investor experience with the fund; and
(g)	the Advisor's reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund's performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the fund's performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor's analysis of the fund's performance and its plans and recommendations regarding the Trust's subadvisory arrangements generally.

The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index and peer group average for the one, three-, five- and ten-year periods ended December 31, 2018. The Board took into account management's discussion of the fund's performance, including favorable performance relative to the benchmark index and peer group for the one-, three-, five- and ten-year periods. The Board concluded that the fund's performance has generally been in line with or outperformed the historical performance of comparable funds and the fund's benchmark index.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund's ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund's ranking within a broader group of funds. In comparing the fund's contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees for the fund are lower than the peer group median and total expenses for the fund are equal to the peer group median.

The Board took into account management's discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm's length with respect to the Subadvisor. The Board also took into account that management had agreed to implement an overall fee waiver across

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL GROWTH FUND       37

the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund's operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning investment advisory fees charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and a Subadvisor's services to a fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.

Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor's relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor's allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund's distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm's length;
(j)	considered the Advisor's ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL GROWTH FUND       38

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund's advisory fee structure and concluded that: (i) the fund's fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management's discussion of the fund's advisory fee structure; and
(c)	the Board also considered the effect of the fund's growth in size on its performance and fees. The Board also noted that if the fund's assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1)	information relating to the Subadvisor's business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significance to the Trust's Advisor and Subadvisor.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor's Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor's current level of staffing and its overall resources, as well as received information relating to the Subadvisor's compensation program. The Board reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor's compliance program and any disciplinary history. The Board also considered the Subadvisor's risk assessment and monitoring process. The Board reviewed the Subadvisor's regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust's CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL GROWTH FUND       39

procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor's investment process and philosophy. The Board took into account that the Subadvisor's responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund's investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund.

The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm's length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board's consideration of the Subadvisory Agreement.

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund's subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund's performance as compared to the fund's peer group and the benchmark index and noted that the Board reviews information about the fund's performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the Subadvisor's performance. The Board also noted the Subadvisor's long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL GROWTH FUND       40

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds and the fund's benchmark index;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.

* * *

Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL GROWTH FUND       41

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler
Secretary and Chief Legal Officer

Investment advisor

John Hancock Investment Management LLC

Subadvisor

Wellington Management Company LLP

Portfolio Manager

John A. Boselli, CFA

Principal distributor

John Hancock Investment Management Distributors LLC

Custodian

Citibank. N.A.

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

* Member of the Audit Committee
† Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 2000 Crown Colony Drive Suite 55913 Quincy, MA 02169-0953

SEMIANNUAL REPORT   |   JOHN HANCOCK INTERNATIONAL GROWTH FUND       42

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Bond

Short Duration Credit Opportunities

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Disciplined Alternative Yield

Diversified Macro

Infrastructure

Multi-Asset Absolute Return

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investment Management Distributors LLC ■ Member FINRA, SIPC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock International Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF975102	87SA 9/19 11/19

John Hancock

U.S. Quality Growth Fund

Semiannual report 9/30/19

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investment Management at 800-225-5291 (Class A and Class C shares) or 888-972-8696 (Class I, Class R2, Class R4, and Class R6) or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investment Management or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

It was a rather volatile time for stock markets in the United States during the six months ended September 30, 2019, with investor uncertainty surrounding trade with China, the impeachment inquiry against President Trump, and the broader health of the global economy leading to some dramatic swings in performance. Investors, who had generally shunned risk in the final months of 2018, regained their risk appetites in the first half of 2019. The rally in stocks continued through the end of July, when stocks again suffered a setback. Against this backdrop, the U.S. Federal Reserve pivoted from a normalizing stance to an easing stance, cutting rates for the first time in more than a decade in July and again in September.

While economic fundamentals in the United States appear reasonably solid, with a strong labor market and a confident consumer base, there are sure to be patches of market turbulence as the year goes on, particularly if the threat of a recession increases. As always, your best resource in unpredictable markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views as of this report's period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
U.S. Quality Growth Fund

2	Your fund at a glance
3	Portfolio summary
4	A look at performance
6	Your expenses
8	Fund's investments
11	Financial statements
14	Financial highlights
21	Notes to financial statements
31	Continuation of investment advisory and subadvisory agreements
40	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. QUALITY GROWTH FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/19 (%)

The Russell 1000 Growth Index is an unmanaged index that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since-inception returns for the Morningstar fund category average are not available.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. QUALITY GROWTH FUND       2

Portfolio summary

SECTOR COMPOSITION AS OF 9/30/19 (%)

TOP 10 HOLDINGS AS OF 9/30/19 (%)

Microsoft Corp.	8.5
Alphabet, Inc., Class A	6.3
Amazon.com, Inc.	4.8
Facebook, Inc., Class A	4.1
Visa, Inc., Class A	3.3
Mastercard, Inc., Class A	2.9
UnitedHealth Group, Inc.	2.5
The Home Depot, Inc.	2.3
Adobe, Inc.	2.0
Lockheed Martin Corp.	1.9
TOTAL	38.6
As a percentage of net assets.
Cash and cash equivalents are not included.

A note about risks

The fund may be subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. QUALITY GROWTH FUND       3

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  SEPTEMBER 30, 2019

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	Since inception[1]	6-month	5-year	Since inception[1]
Class A	0.20	11.29	14.51	0.79	70.69	187.01
Class C2	3.61	11.60	14.70	4.67	73.12	190.76
Class I3	5.66	12.73	15.61	6.17	82.06	209.27
Class R2[2,3]	5.29	12.31	15.18	5.98	78.70	200.47
Class R4[2,3]	5.54	12.56	15.35	6.16	80.70	203.84
Class R6[2,3]	5.80	12.82	15.52	6.22	82.77	207.31
Class NAV[3]	5.82	12.89	15.78	6.23	83.31	212.81
Index†	3.71	13.39	16.24	6.20	87.46	222.73

Performance figures assume all distributions are reinvested. Figures reflect the maximum sales charge on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until July 31, 2020 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class R2	Class R4	Class R6	Class NAV
Gross (%)	1.01	1.76	0.76	1.15	1.00	0.65	0.64
Net (%)	1.00	1.75	0.75	1.14	0.89	0.64	0.63

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the Russell 1000 Growth Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. QUALITY GROWTH FUND       4

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock U.S. Quality Growth Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the Russell 1000 Growth Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C2,4	12-20-11	29,076	29,076	32,273
Class I3	12-20-11	30,927	30,927	32,273
Class R2[2,3]	12-20-11	30,047	30,047	32,273
Class R4[2,3]	12-20-11	30,384	30,384	32,273
Class R6[2,3]	12-20-11	30,731	30,731	32,273
Class NAV[3]	12-20-11	31,281	31,281	32,273

The Russell 1000 Growth Index is an unmanaged index that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	From 12-20-11.
2	Class C shares were first offered on 8-28-14; Class R2, Class R4, and Class R6 shares were first offered on 3-27-15. Returns prior to these dates are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
3	For certain types of investors, as described in the fund's prospectuses.
4	The contingent deferred sales charge is not applicable.
SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. QUALITY GROWTH FUND       5

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on April 1, 2019, with the same investment held until September 30, 2019.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at September 30, 2019, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on April 1, 2019, with the same investment held until September 30, 2019. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
6	JOHN HANCOCK U.S. QUALITY GROWTH FUND | SEMIANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 4-1-2019	Ending value on 9-30-2019	Expenses paid during period ended 9-30-2019[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$1,061.00	$5.20	1.01%
	Hypothetical example	1,000.00	1,020.00	5.10	1.01%
Class C	Actual expenses/actual returns	1,000.00	1,056.70	9.05	1.76%
	Hypothetical example	1,000.00	1,016.20	8.87	1.76%
Class I	Actual expenses/actual returns	1,000.00	1,061.70	3.92	0.76%
	Hypothetical example	1,000.00	1,021.20	3.84	0.76%
Class R2	Actual expenses/actual returns	1,000.00	1,059.80	5.92	1.15%
	Hypothetical example	1,000.00	1,019.30	5.81	1.15%
Class R4	Actual expenses/actual returns	1,000.00	1,061.60	4.64	0.90%
	Hypothetical example	1,000.00	1,020.50	4.55	0.90%
Class R6	Actual expenses/actual returns	1,000.00	1,062.20	3.35	0.65%
	Hypothetical example	1,000.00	1,021.80	3.29	0.65%
Class NAV	Actual expenses/actual returns	1,000.00	1,062.30	3.30	0.64%
	Hypothetical example	1,000.00	1,021.80	3.23	0.64%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
SEMIANNUAL REPORT | JOHN HANCOCK U.S. QUALITY GROWTH FUND	7

Fund’s investments
AS OF 9-30-19 (unaudited)
	Shares	Value
Common stocks 98.7%		$887,342,604
(Cost $703,786,413)
Communication services 14.2%		128,067,693
Entertainment 2.2%
Electronic Arts, Inc. (A)	109,920	10,752,374
Take-Two Interactive Software, Inc. (A)	71,336	8,941,254
Interactive media and services 10.4%
Alphabet, Inc., Class A (A)	46,479	56,757,366
Facebook, Inc., Class A (A)	205,734	36,637,111
Media 1.6%
Comcast Corp., Class A	332,289	14,979,588
Consumer discretionary 13.8%		123,827,660
Hotels, restaurants and leisure 1.2%
Hilton Worldwide Holdings, Inc.	115,039	10,711,281
Household durables 1.4%
NVR, Inc. (A)	3,351	12,456,840
Internet and direct marketing retail 5.9%
Amazon.com, Inc. (A)	24,640	42,772,822
Expedia Group, Inc.	74,587	10,025,239
Specialty retail 5.3%
Ross Stores, Inc.	120,926	13,283,721
The Home Depot, Inc.	90,372	20,968,111
The TJX Companies, Inc.	244,163	13,609,646
Consumer staples 2.6%		23,123,609
Beverages 1.1%
Monster Beverage Corp. (A)	174,902	10,154,810
Food and staples retailing 1.5%
Sysco Corp.	163,335	12,968,799
Financials 7.8%		69,947,364
Capital markets 3.8%
Intercontinental Exchange, Inc.	110,845	10,227,668
S&P Global, Inc.	52,492	12,859,490
The Blackstone Group, Inc., Class A (B)	218,165	10,655,179
Consumer finance 1.4%
American Express Company	106,805	12,632,895
Insurance 2.6%
Aon PLC	60,997	11,807,189
The Progressive Corp.	152,297	11,764,943
8	JOHN HANCOCK U.S. QUALITY GROWTH FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Health care 10.7%		$95,939,143
Health care equipment and supplies 5.1%
Abbott Laboratories	149,198	12,483,397
Baxter International, Inc.	119,880	10,485,904
Boston Scientific Corp. (A)	307,355	12,506,275
Medtronic PLC	96,289	10,458,915
Health care providers and services 2.6%
UnitedHealth Group, Inc.	104,720	22,757,750
Life sciences tools and services 1.2%
Agilent Technologies, Inc.	143,067	10,963,224
Pharmaceuticals 1.8%
Eli Lilly & Company	145,611	16,283,678
Industrials 8.5%		76,918,678
Aerospace and defense 3.3%
L3Harris Technologies, Inc.	59,202	12,351,905
Lockheed Martin Corp.	43,805	17,086,578
Professional services 2.4%
IHS Markit, Ltd. (A)	172,866	11,561,278
TransUnion	130,312	10,569,606
Road and rail 2.8%
Norfolk Southern Corp.	50,862	9,137,867
Union Pacific Corp.	100,083	16,211,444
Information technology 39.4%		354,310,462
Electronic equipment, instruments and components 1.4%
CDW Corp.	105,380	12,987,031
IT services 19.6%
Accenture PLC, Class A	86,117	16,564,605
Automatic Data Processing, Inc.	83,196	13,429,498
EPAM Systems, Inc. (A)	55,185	10,061,329
Ex-Sigma LLC (A)(C)(D)	510	203,108
Fidelity National Information Services, Inc.	112,981	14,999,358
Fiserv, Inc. (A)	120,416	12,473,893
FleetCor Technologies, Inc. (A)	39,812	11,417,285
Global Payments, Inc.	90,551	14,397,609
Mastercard, Inc., Class A	97,221	26,402,307
PayPal Holdings, Inc. (A)	164,683	17,059,512
VeriSign, Inc. (A)	50,136	9,457,154
Visa, Inc., Class A	171,621	29,520,528
Semiconductors and semiconductor equipment 4.7%
KLA Corp.	87,983	14,028,889
Marvell Technology Group, Ltd.	358,535	8,952,619
Micron Technology, Inc. (A)	196,196	8,406,999
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK U.S. QUALITY GROWTH FUND	9

	Shares	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
Teradyne, Inc.	181,120	$10,488,659
Software 13.7%
Adobe, Inc. (A)	66,308	18,317,585
Intuit, Inc.	46,789	12,443,067
Microsoft Corp.	550,397	76,521,694
salesforce.com, Inc. (A)	108,985	16,177,733
Real estate 1.7%		15,207,995
Equity real estate investment trusts 1.7%
American Tower Corp.	68,774	15,207,995

	Yield (%)	Shares	Value
Securities lending collateral 0.5%			$4,643,760
(Cost $4,643,853)
John Hancock Collateral Trust (E)	2.1169(F)	464,065	4,643,760
Short-term investments 0.7%			$5,629,732
(Cost $5,629,732)
Money market funds 0.7%			5,629,732
State Street Institutional U.S. Government Money Market Fund, Premier Class	1.8787(F)	5,629,732	5,629,732

Total investments (Cost $714,059,998) 99.9%	$897,616,096
Other assets and liabilities, net 0.1%	1,323,496
Total net assets 100.0%	$898,939,592

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 9-30-19.
(C)	Direct placement securities are restricted as to resale, and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to financial statements.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(F)	The rate shown is the annualized seven-day yield as of 9-30-19.
At 9-30-19, the aggregate cost of investments for federal income tax purposes was $715,399,074. Net unrealized appreciation aggregated to $182,217,022, of which $191,165,363 related to gross unrealized appreciation and $8,948,341 related to gross unrealized depreciation.
10	JOHN HANCOCK U.S. QUALITY GROWTH FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 9-30-19 (unaudited)

Assets
Unaffiliated investments, at value (Cost $709,416,145) including $4,318,920 of securities loaned	$892,972,336
Affiliated investments, at value (Cost $4,643,853)	4,643,760
Total investments, at value (Cost $714,059,998)	897,616,096
Dividends and interest receivable	249,506
Receivable for fund shares sold	6,957,328
Receivable for securities lending income	876
Other assets	99,302
Total assets	904,923,108
Liabilities
Payable for fund shares repurchased	1,091,153
Payable upon return of securities loaned	4,644,000
Payable to affiliates
Accounting and legal services fees	74,893
Transfer agent fees	76,473
Distribution and service fees	230
Trustees' fees	326
Other liabilities and accrued expenses	96,441
Total liabilities	5,983,516
Net assets	$898,939,592
Net assets consist of
Paid-in capital	$718,137,188
Total distributable earnings (loss)	180,802,404
Net assets	$898,939,592

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($497,035,020 ÷ 28,871,239 shares)[1]	$17.22
Class C ($22,055,257 ÷ 1,314,273 shares)[1]	$16.78
Class I ($259,812,068 ÷ 14,955,876 shares)	$17.37
Class R2 ($805,536 ÷ 46,355 shares)	$17.38
Class R4 ($840,137 ÷ 48,297 shares)	$17.40
Class R6 ($99,581,874 ÷ 5,719,356 shares)	$17.41
Class NAV ($18,809,700 ÷ 1,080,760 shares)	$17.40
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$18.13

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK U.S. QUALITY GROWTH FUND	11

STATEMENT OF OPERATIONS For the six months ended  9-30-19 (unaudited)

Investment income
Dividends	$4,086,980
Interest	71,321
Securities lending	1,703
Total investment income	4,160,004
Expenses
Investment management fees	2,394,061
Distribution and service fees	717,216
Accounting and legal services fees	75,220
Transfer agent fees	434,404
Trustees' fees	4,171
Custodian fees	59,077
State registration fees	64,738
Printing and postage	41,060
Professional fees	46,531
Other	25,455
Total expenses	3,861,933
Less expense reductions	(31,380)
Net expenses	3,830,553
Net investment income	329,451
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	788,626
Affiliated investments	(402)
788,224
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	42,063,027
Affiliated investments	(93)
42,062,934
Net realized and unrealized gain	42,851,158
Increase in net assets from operations	$43,180,609
12	JOHN HANCOCK U.S. Quality Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 9-30-19 (unaudited)	Year ended 3-31-19
Increase (decrease) in net assets
From operations
Net investment income	$329,451	$1,088,219
Net realized gain	788,224	723,086,484
Change in net unrealized appreciation (depreciation)	42,062,934	(485,932,482)
Increase in net assets resulting from operations	43,180,609	238,242,221
Distributions to shareholders
From earnings
Class A	—	(83,061,817)
Class C	—	(1,692,850)
Class I	—	(5,130,366)
Class R2	—	(174,632)
Class R4	—	(156,581)
Class R6	—	(1,983,279)
Class NAV	—	(267,256,660)
Total distributions	—	(359,456,185)
From fund share transactions
Fund share transactions	77,732,478	(1,167,772,986)
Issued in reorganization	229,828,003	—
From fund share transactions	307,560,481	(1,167,772,986)
Total increase (decrease)	350,741,090	(1,288,986,950)
Net assets
Beginning of period	548,198,502	1,837,185,452
End of period	$898,939,592	$548,198,502
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK U.S. QUALITY GROWTH FUND	13

Financial highlights
CLASS A SHARES Period ended	9-30-19 [1]	3-31-19	3-31-18	3-31-17	3-31-16	3-31-15
Per share operating performance
Net asset value, beginning of period	$16.23	$17.94	$16.89	$15.33	$16.44	$15.50
Net investment income (loss)[2]	— [3]	(0.01)	0.01	0.04	0.03	0.03
Net realized and unrealized gain (loss) on investments	0.99	2.22	3.62	2.12	(0.24)	2.14
Total from investment operations	0.99	2.21	3.63	2.16	(0.21)	2.17
Less distributions
From net investment income	—	(0.03)	(0.03)	(0.04)	(0.05)	—
From net realized gain	—	(3.89)	(2.55)	(0.56)	(0.85)	(1.23)
Total distributions	—	(3.92)	(2.58)	(0.60)	(0.90)	(1.23)
Net asset value, end of period	$17.22	$16.23	$17.94	$16.89	$15.33	$16.44
Total return (%)[4,5]	6.10 [6]	12.22	21.91	14.34	(1.45)	14.68
Ratios and supplemental data
Net assets, end of period (in millions)	$497	$404	$379	$343	$18	$18
Ratios (as a percentage of average net assets):
Expenses before reductions	1.02 [7]	1.10	1.10	1.11	1.19	1.33
Expenses including reductions	1.01 [7]	1.09	1.09	1.10	1.18	1.30
Net investment income (loss)	(—) [7,8]	(0.07)	0.03	0.27	0.20	0.16
Portfolio turnover (%)	49 [9]	88 [10]	83	94	90	109

[1]	Six months ended 9-30-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
[8]	Less than 0.005%.
[9]	Excludes in-kind transactions and merger activity.
[10]	Excludes in-kind transactions.
14	JOHN HANCOCK U.S. Quality Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	9-30-19 [1]	3-31-19	3-31-18	3-31-17	3-31-16	3-31-15 [2]
Per share operating performance
Net asset value, beginning of period	$15.88	$17.71	$16.80	$15.32	$16.51	$16.49
Net investment loss[3]	(0.06)	(0.14)	(0.13)	(0.08)	(0.09)	(0.04)
Net realized and unrealized gain (loss) on investments	0.96	2.20	3.59	2.12	(0.25)	1.29
Total from investment operations	0.90	2.06	3.46	2.04	(0.34)	1.25
Less distributions
From net realized gain	—	(3.89)	(2.55)	(0.56)	(0.85)	(1.23)
Net asset value, end of period	$16.78	$15.88	$17.71	$16.80	$15.32	$16.51
Total return (%)[4,5]	5.67 [6]	11.44	20.95	13.53	(2.24)	8.20 [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$22	$12	$18	$17	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.77 [7]	1.85	1.85	1.86	2.50	7.03 [7]
Expenses including reductions	1.76 [7]	1.84	1.84	1.85	1.94	2.05 [7]
Net investment loss	(0.76) [7]	(0.85)	(0.72)	(0.48)	(0.54)	(0.42) [7]
Portfolio turnover (%)	49 [8]	88 [9]	83	94	90	109 [10]

[1]	Six months ended 9-30-19. Unaudited.
[2]	The inception date for Class C shares is 8-28-14.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
[8]	Excludes in-kind transactions and merger activity.
[9]	Excludes in-kind transactions.
[10]	Portfolio turnover is shown for the period from 4-1-14 to 3-31-15.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK U.S. QUALITY GROWTH FUND	15

CLASS I SHARES Period ended	9-30-19 [1]	3-31-19	3-31-18	3-31-17	3-31-16	3-31-15
Per share operating performance
Net asset value, beginning of period	$16.36	$18.05	$16.98	$15.41	$16.53	$15.58
Net investment income[2]	0.02	0.04	0.06	0.08	0.08	0.10
Net realized and unrealized gain (loss) on investments	0.99	2.23	3.64	2.13	(0.24)	2.14
Total from investment operations	1.01	2.27	3.70	2.21	(0.16)	2.24
Less distributions
From net investment income	—	(0.07)	(0.08)	(0.08)	(0.11)	(0.06)
From net realized gain	—	(3.89)	(2.55)	(0.56)	(0.85)	(1.23)
Total distributions	—	(3.96)	(2.63)	(0.64)	(0.96)	(1.29)
Net asset value, end of period	$17.37	$16.36	$18.05	$16.98	$15.41	$16.53
Total return (%)[3]	6.17 [4]	12.55	22.12	14.70	(1.17)	15.07
Ratios and supplemental data
Net assets, end of period (in millions)	$260	$115	$20	$17	$10	$12
Ratios (as a percentage of average net assets):
Expenses before reductions	0.77 [5]	0.87	0.84	0.85	0.90	1.50
Expenses including reductions	0.76 [5]	0.86	0.83	0.84	0.88	0.94
Net investment income	0.23 [5]	0.25	0.31	0.47	0.50	0.62
Portfolio turnover (%)	49 [6]	88 [7]	83	94	90	109

[1]	Six months ended 9-30-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
[6]	Excludes in-kind transactions and merger activity.
[7]	Excludes in-kind transactions.
16	JOHN HANCOCK U.S. Quality Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R2 SHARES Period ended	9-30-19 [1]	3-31-19	3-31-18	3-31-17	3-31-16	3-31-15 [2]
Per share operating performance
Net asset value, beginning of period	$16.40	$18.08	$17.02	$15.44	$16.55	$16.50
Net investment income (loss)[3]	(0.01)	(0.04)	(0.02)	0.03	0.01	— [4]
Net realized and unrealized gain (loss) on investments	0.99	2.25	3.64	2.14	(0.25)	0.05
Total from investment operations	0.98	2.21	3.62	2.17	(0.24)	0.05
Less distributions
From net investment income	—	— [4]	(0.01)	(0.03)	(0.02)	—
From net realized gain	—	(3.89)	(2.55)	(0.56)	(0.85)	—
Total distributions	—	(3.89)	(2.56)	(0.59)	(0.87)	—
Net asset value, end of period	$17.38	$16.40	$18.08	$17.02	$15.44	$16.55
Total return (%)[5]	5.98 [6]	12.13	21.68	14.30	(1.63)	0.30 [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$1	$1	$— [7]	$— [7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.16 [8]	1.25	1.22	1.18	4.73	15.09 [8]
Expenses including reductions	1.15 [8]	1.25	1.21	1.17	1.32	13.96 [8]
Net investment income (loss)	(0.13) [8]	(0.22)	(0.11)	0.19	0.06	— [8,9]
Portfolio turnover (%)	49 [10]	88 [11]	83	94	90	109 [12]

[1]	Six months ended 9-30-19. Unaudited.
[2]	The inception date for Class R2 shares is 3-27-15.
[3]	Based on average daily shares outstanding.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
[9]	Less than 0.005%.
[10]	Excludes in-kind transactions and merger activity.
[11]	Excludes in-kind transactions.
[12]	Portfolio turnover is shown for the period from 4-1-14 to 3-31-15.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK U.S. QUALITY GROWTH FUND	17

CLASS R4 SHARES Period ended	9-30-19 [1]	3-31-19	3-31-18	3-31-17	3-31-16	3-31-15 [2]
Per share operating performance
Net asset value, beginning of period	$16.39	$18.08	$17.01	$15.43	$16.55	$16.50
Net investment income[3]	0.01	0.01	0.03	0.07	0.04	— [4]
Net realized and unrealized gain (loss) on investments	1.00	2.24	3.65	2.14	(0.25)	0.05
Total from investment operations	1.01	2.25	3.68	2.21	(0.21)	0.05
Less distributions
From net investment income	—	(0.05)	(0.06)	(0.07)	(0.06)	—
From net realized gain	—	(3.89)	(2.55)	(0.56)	(0.85)	—
Total distributions	—	(3.94)	(2.61)	(0.63)	(0.91)	—
Net asset value, end of period	$17.40	$16.39	$18.08	$17.01	$15.43	$16.55
Total return (%)[5]	6.16 [6]	12.36	22.05	14.60	(1.47)	0.30 [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$1	$— [7]	$— [7]	$— [7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.01 [8]	1.10	1.06	1.02	4.73	15.09 [8]
Expenses including reductions	0.90 [8]	1.00	0.95	0.91	1.13	1.18 [8]
Net investment income	0.12 [8]	0.03	0.18	0.44	0.25	0.18 [8]
Portfolio turnover (%)	49 [9]	88 [10]	83	94	90	109 [11]

[1]	Six months ended 9-30-19. Unaudited.
[2]	The inception date for Class R4 shares is 3-27-15.
[3]	Based on average daily shares outstanding.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
[9]	Excludes in-kind transactions and merger activity.
[10]	Excludes in-kind transactions.
[11]	Portfolio turnover is shown for the period from 4-1-14 to 3-31-15.
18	JOHN HANCOCK U.S. Quality Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	9-30-19 [1]	3-31-19	3-31-18	3-31-17	3-31-16	3-31-15 [2]
Per share operating performance
Net asset value, beginning of period	$16.39	$18.08	$17.01	$15.42	$16.55	$16.50
Net investment income[3]	0.03	0.05	0.05	0.09	0.10	— [4]
Net realized and unrealized gain (loss) on investments	0.99	2.24	3.67	2.16	(0.25)	0.05
Total from investment operations	1.02	2.29	3.72	2.25	(0.15)	0.05
Less distributions
From net investment income	—	(0.09)	(0.10)	(0.10)	(0.13)	—
From net realized gain	—	(3.89)	(2.55)	(0.56)	(0.85)	—
Total distributions	—	(3.98)	(2.65)	(0.66)	(0.98)	—
Net asset value, end of period	$17.41	$16.39	$18.08	$17.01	$15.42	$16.55
Total return (%)[5]	6.22 [6]	12.68	22.26	14.87	(1.09)	0.30 [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$100	$15	$9	$1	$— [7]	$— [7]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.66 [8]	0.75	0.75	0.75	4.75	15.91 [8]
Expenses including reductions	0.65 [8]	0.74	0.74	0.73	0.73	0.81 [8]
Net investment income	0.30 [8]	0.29	0.25	0.50	0.65	0.63 [8]
Portfolio turnover (%)	49 [9]	88 [10]	83	94	90	109 [11]

[1]	Six months ended 9-30-19. Unaudited.
[2]	The inception date for Class R6 shares is 3-27-15.
[3]	Based on average daily shares outstanding.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
[9]	Excludes in-kind transactions and merger activity.
[10]	Excludes in-kind transactions.
[11]	Portfolio turnover is shown for the period from 4-1-14 to 3-31-15.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK U.S. QUALITY GROWTH FUND	19

CLASS NAV SHARES Period ended	9-30-19 [1]	3-31-19	3-31-18	3-31-17	3-31-16	3-31-15
Per share operating performance
Net asset value, beginning of period	$16.38	$18.07	$17.00	$15.42	$16.55	$15.58
Net investment income[2]	0.03	0.03	0.07	0.10	0.10	0.12
Net realized and unrealized gain (loss) on investments	0.99	2.26	3.65	2.14	(0.25)	2.17
Total from investment operations	1.02	2.29	3.72	2.24	(0.15)	2.29
Less distributions
From net investment income	—	(0.09)	(0.10)	(0.10)	(0.13)	(0.09)
From net realized gain	—	(3.89)	(2.55)	(0.56)	(0.85)	(1.23)
Total distributions	—	(3.98)	(2.65)	(0.66)	(0.98)	(1.32)
Net asset value, end of period	$17.40	$16.38	$18.07	$17.00	$15.42	$16.55
Total return (%)[3]	6.23 [4]	12.69	22.30	14.81	(1.09)	15.43
Ratios and supplemental data
Net assets, end of period (in millions)	$19	$— [5]	$1,410	$1,592	$1,666	$2,078
Ratios (as a percentage of average net assets):
Expenses before reductions	0.65 [6]	0.74	0.73	0.73	0.74	0.72
Expenses including reductions	0.64 [6]	0.73	0.73	0.73	0.74	0.72
Net investment income	0.31 [6]	0.18	0.40	0.61	0.64	0.72
Portfolio turnover (%)	49 [7]	88 [8]	83	94	90	109

[1]	Six months ended 9-30-19. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Less than $500,000.
[6]	Annualized.
[7]	Excludes in-kind transactions and merger activity.
[8]	Excludes in-kind transactions.
20	JOHN HANCOCK U.S. Quality Growth Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock U.S. Quality Growth Fund (the fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares ten years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
SEMIANNUAL REPORT | JOHN HANCOCK U.S. QUALITY GROWTH FUND	21

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of September 30, 2019, by major security category or type:
	Total value at 9-30-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Communication services	$128,067,693	$128,067,693	—	—
Consumer discretionary	123,827,660	123,827,660	—	—
Consumer staples	23,123,609	23,123,609	—	—
Financials	69,947,364	69,947,364	—	—
Health care	95,939,143	95,939,143	—	—
Industrials	76,918,678	76,918,678	—	—
Information technology	354,310,462	354,107,354	—	$203,108
Real estate	15,207,995	15,207,995	—	—
Securities lending collateral	4,643,760	4,643,760	—	—
Short-term investments	5,629,732	5,629,732	—	—
Total investments in securities	$897,616,096	$897,412,988	—	$203,108
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of the fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
22	JOHN HANCOCK U.S. Quality Growth Fund | SEMIANNUAL REPORT

Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of September 30, 2019, the fund loaned securities valued at $4,318,920 and received $4,644,000 of cash collateral.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $750 million unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $500 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended September 30, 2019, the fund had no borrowings under the line of credit. Commitment fees for the six months ended September 30, 2019 were $2,304.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
SEMIANNUAL REPORT | JOHN HANCOCK U.S. QUALITY GROWTH FUND	23

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of March 31, 2019, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals, redemption in kind, and treatment of a portion of the proceeds from redemptions as distributions for tax purposes.
Note 3—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC). Prior to June 28, 2019, the Advisor was known as John Hancock Advisers, LLC and the Distributor was known as John Hancock Funds, LLC.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.600% of the first $500 million of the fund’s aggregate net assets; (b) 0.550% of the next $1.0 billion of the fund’s aggregate net assets; and (c) 0.530% of the fund’s aggregate net assets in excess of $1.5 billion. Effective July 1, 2019,
24	JOHN HANCOCK U.S. Quality Growth Fund | SEMIANNUAL REPORT

aggregate net assets include the net assets of the fund and Manulife U.S. Diversified Growth Equity Fund, a series trust of The Manufacturers Life Insurance Company. Prior to April 12, 2019, aggregate net assets included the net assets of the fund and JHF II U.S. Growth Fund. The advisor has a subadvisory agreement with Wellington Management Company LLP. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended September 30, 2019, this waiver amounted to 0.01% of the fund’s average daily net assets on an annualized basis. This arrangement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended September 30, 2019, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$18,153
Class C	736
Class I	7,938
Class R2	34
Class	Expense reduction
Class R4	$32
Class R6	3,404
Class NAV	654
Total	$30,951

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended September 30, 2019, were equivalent to a net annual effective rate of 0.56% of the fund's average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended September 30, 2019 amounted to an annual rate of 0.02% of the fund's average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.25%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
SEMIANNUAL REPORT | JOHN HANCOCK U.S. QUALITY GROWTH FUND	25

The fund's Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on July 31, 2020, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $429 for Class R4 shares for the six months ended September 30, 2019.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $199,550 for the six months ended September 30, 2019. Of this amount, $32,255 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $167,295 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended September 30, 2019, CDSCs received by the Distributor amounted to $415 and $1,291 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended September 30, 2019 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$614,005	$288,516
Class C	99,442	11,699
Class I	—	128,445
Class R2	2,272	54
Class R4	1,497	50
Class R6	—	5,640
Total	$717,216	$434,404
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
26	JOHN HANCOCK U.S. Quality Growth Fund | SEMIANNUAL REPORT

Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund's activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$1,500,000	3	2.340%	$293
Note 5—Fund share transactions
Transactions in fund shares for the six months ended September 30, 2019 and for the year ended March 31, 2019 were as follows:
	Six Months Ended 9-30-19		Year Ended 3-31-19
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,204,171	$20,569,240 [1]	2,190,898	$37,187,427
Issued in reorganization	4,540,944	75,293,391	—	—
Distributions reinvested	—	—	4,951,957	80,912,745
Repurchased	(1,781,693)	(30,332,672)	(3,373,280)	(55,260,901)
Net increase	3,963,422	$65,529,959	3,769,575	$62,839,271
Class C shares
Sold	420,086	$7,000,471 [1]	374,821	$5,572,801
Issued in reorganization	374,818	6,079,328	—	—
Distributions reinvested	—	—	91,024	1,459,117
Repurchased	(215,492)	(3,587,426)	(724,672)	(13,006,185)
Net increase (decrease)	579,412	$9,492,373	(258,827)	$(5,974,267)
Class I shares
Sold	5,030,795	$86,923,742 [1]	6,662,479	$101,675,911
Issued in reorganization	4,260,837	71,208,808	—	—
Distributions reinvested	—	—	308,435	5,047,263
Repurchased	(1,384,980)	(23,764,350)	(1,031,980)	(16,000,869)
Net increase	7,906,652	$134,368,200	5,938,934	$90,722,305
Class R2 shares
Sold	2,243	$38,610 [1]	5,407	$89,857
Distributions reinvested	—	—	10,401	171,599
Repurchased	(12,609)	(219,118)	(3,345)	(57,599)
Net increase (decrease)	(10,366)	$(180,508)	12,463	$203,857
SEMIANNUAL REPORT | JOHN HANCOCK U.S. QUALITY GROWTH FUND	27

	Six Months Ended 9-30-19		Year Ended 3-31-19
	Shares	Amount	Shares	Amount
Class R4 shares
Sold	1,597	$27,546 [1]	4,965	$89,513
Distributions reinvested	—	—	9,493	156,581
Repurchased	(3,542)	(61,077)	(5,284)	(96,119)
Net increase (decrease)	(1,945)	$(33,531)	9,174	$149,975
Class R6 shares
Sold	977,230	$16,841,437 [1]	502,744	$7,838,421
Issued in reorganization	4,614,044	77,246,476	—	—
Distributions reinvested	—	—	120,357	1,983,279
Repurchased	(791,681)	(13,640,102)	(212,973)	(3,444,592)
Net increase	4,799,593	$80,447,811	410,128	$6,377,108
Class NAV shares
Sold	1,254,640	$20,975,157 [1]	441,456	$7,977,037
Distributions reinvested	—	—	16,148,421	267,256,374
Repurchased	(176,908)	(3,038,980)	(94,579,725)	(1,597,324,646)
Net increase (decrease)	1,077,732	$17,936,177	(77,989,848)	$(1,322,091,235)
Total net increase (decrease)	18,314,500	$307,560,481	(68,108,401)	$(1,167,772,986)

[1]	Includes in-kind subscriptions of approximately $18.4 million by affiliates of the fund. The cost basis of the contributed securities is equal to the market value of the securities on the date of the subscription.
Affiliates of the fund owned 100% of shares of Class NAV on September 30, 2019. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $363,599,185 and $305,551,197, respectively, for the six months ended September 30, 2019.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
28	JOHN HANCOCK U.S. Quality Growth Fund | SEMIANNUAL REPORT

Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
					Dividends and distributions
Affiliate	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
John Hancock Collateral Trust*	—	2,793,007	(2,328,942)	464,065	—	—	$(402)	$(93)	$4,643,760

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 9—Direct placement securities
The fund may hold private placement securities which are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the direct placement securities held at September 30, 2019:
Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
Ex-Sigma LLC	10-31-14	$4,726,919	510	—	—	510	0.0%*	$203,108

*	Less than 0.05%.
Note 10—Reorganization
On March 15, 2019, the shareholders of John Hancock Funds II U.S. Growth Fund (the Acquired Fund) voted to approve an Agreement and Plan of Reorganization (the Agreement) which provided for an exchange of shares of U.S. Quality Growth Fund (the Acquiring Fund) with a value equal to the net assets transferred. The Agreement provided for (a) the acquisition of all the assets, subject to all of the liabilities, of the Acquired Fund in exchange for shares of the Acquiring Fund with a value equal to the net assets transferred; (b) the liquidation of the Acquired Fund; and (c) the distribution to the Acquired Fund’s shareholders of such Acquiring Fund’s shares. The reorganization was intended to achieve a more consistent long-term performance record and stronger prospects for growth and achieve potential opportunities for economies of scale. As a result of the reorganization, the Acquiring Fund is the legal and accounting survivor.
The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Acquired Fund or their shareholders. Thus, the investments were transferred to the Acquiring Fund at the Acquired Fund’s identified cost. All distributable amounts of net income and realized gains from the Acquired Fund were distributed prior to the reorganization. In addition, the Acquired Fund and Acquiring Fund will bear a pro-rata portion of the costs that are incurred in connection with the reorganization. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (NYSE) on April 12, 2019. The following outlines the reorganization:
SEMIANNUAL REPORT | JOHN HANCOCK U.S. QUALITY GROWTH FUND	29

Acquiring Fund	Acquired Fund	Net Asset Value of the Acquired Fund	Appreciation of the Acquired Fund's Investment	Shares Redeemed by the Acquired Fund	Shares Issued by the Acquiring Fund	Acquiring Fund Net Assets Prior to Combination	Acquiring Fund Total Net Assets After Combination
U.S. Quality Growth Fund	John Hancock Funds II U.S. Growth Fund	$229,828,003	$51,116,210	18,999,208	13,790,643	$582,981,914	$812,809,917
Because the combined fund has been managed as a single integrated fund since the reorganization was completed, it is not practicable to separate the amounts of net investment income and gains attributable to the Acquired Fund that have been included in the Acquiring Fund’s Statement of operations at September 30, 2019. See Note 5 for capital shares issued in connection with the above referenced reorganization.
Assuming the acquisition had been completed on April 1, 2019, the beginning of the reporting period, the Acquiring Fund’s pro forma results of operations for the six months ended September 30, 2019 are as follows:
Net investment income	$414,558
Net realized and unrealized gain (loss)	54,333,470
Increase (decrease) in net assets from operations	$54,748,028
30	JOHN HANCOCK U.S. Quality Growth Fund | SEMIANNUAL REPORT

Continuation of Investment Advisory and Subadvisory Agreements

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds III (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management, LLC (the Advisor, formerly John Hancock Advisers, LLC) and the Subadvisory Agreement (the Subadvisory Agreement) with Wellington Management Company LLP (the Subadvisor), for John Hancock U.S. Quality Growth Fund (the fund, formerly Strategic Growth Fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23-26, 2019 in-person meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 28-30, 2019.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 23-26, 2019, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor's affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreements separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements

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and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board's conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the fund's compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund's compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risk with respect to all funds.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationship, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
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(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor's oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor's initiatives intended to improve various aspects of the Trust's operations and investor experience with the fund; and
(g)	the Advisor's reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund's performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the fund's performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor's analysis of the fund's performance and its plans and recommendations regarding the Trust's subadvisory arrangements generally.

The Board noted that while it found the data provided by independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index for the one-year period and underperformed its benchmark index for the three- and five-year and since inception periods ended December 31, 2018. The Board also noted that the fund outperformed its peer group average for the one-, three- and five-year and since inception periods ended December 31, 2018. The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the benchmark for the one-year period and to the peer group for the one-, three- and five-year and since inception periods. The Board concluded that the fund's performance has generally been in line with or outperformed the historical performance of comparable funds.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund's ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund's ranking within a broader group of funds. In comparing the fund's contractual and net management fees to those of comparable funds, the Board noted

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that such fees include both advisory and administrative costs. The Board noted that net management fees for the fund are higher than the peer group median and that net total expenses for the fund are lower than the peer group median.

The Board took into account management's discussion of the fund's expenses, including that a new, lower fee schedule was approved in September 2018. The Board also took into account management's discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee, and that such fees are negotiated at arm's length with respect to the Subadvisor. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund's operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board also noted that the fund's distributor, an affiliate of the Advisor, has agreed to waive a portion of its Rule 12b-1 fee for a share class of the fund. The Board noted that the fund has a voluntary fee waiver and/or expense reimbursement, which reduces certain expenses of the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and Subadvisor's services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.

Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor's relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor's allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund's distributor also receives Rule 12b-1 payments to support distribution of the fund;
SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. QUALITY GROWTH FUND       34

(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm's length;
(j)	considered the Advisor's ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund's advisory fee structure and concluded that: (i) the fund's fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management's discussion of the fund's advisory fee structure; and
(c)	the Board also considered the effect of the fund's growth in size on its performance and fees. The Board also noted that if the fund's assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1)	information relating to the Subadvisor's business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor's Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor's current level of staffing and its overall resources, as well as received information relating to the Subadvisor's compensation program. The Board reviewed the Subadvisor's history and investment experience, as well as information regarding the

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qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor's compliance program and any disciplinary history. The Board also considered the Subadvisor's risk assessment and monitoring process. The Board reviewed the Subadvisor's regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust's CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor's investment process and philosophy. The Board took into account that the Subadvisor's responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund's investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreement with the Subadvisor, which is not affiliated with the Advisor, and the fees thereunder at arm's length. As a result, the costs of the services to be provided and the profits to be realized by the Subadvisor from its relationship with the Trust were not a material factor in the Board's consideration of the Subadvisory Agreement.

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the Subadvisor) of any material relationships with respect to the Subadvisor, which include arrangements in which the Subadvisor or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund's subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the fund's subadvisory fees are below the peer group median. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

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Subadvisor performance. As noted above, the Board considered the fund's performance as compared to the fund's peer group and the benchmark index and noted that the Board reviews information about the fund's performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the Subadvisor's performance. The Board also noted the Subadvisor's long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.

* * *

Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

Initial Board Consideration of Wellington Management Company LLP Subadvisory Agreement

At its in-person meeting held on September 11-13, 2018, the Board, including the Independent Trustees, approved the Wellington Management Company LLP (Wellington) Subadvisory Agreement (the Wellington Subadvisory Agreement) between the Advisor and Wellington (the Subadvisor) with respect to the Fund.

In considering the Wellington Subadvisory Agreement, the Board received in advance of the meeting a variety of materials relating to the Fund and Wellington including comparative performance, fee and expense information of Wellington and Manulife Investment Management (US) LLC (Manulife IM (US), formerly John Hancock Asset Management a division of Manulife Asset Management (US) LLC); performance information for relevant indices; and other pertinent information, such as comparative performance information for comparably managed accounts, as applicable; and other information provided by Wellington regarding the nature, extent and quality of services to be provided by Wellington under the Wellington Subadvisory Agreement. The Board also took into account discussions with management and information provided to the Board with respect to the services to be provided by Wellington to the Fund. The Board also received an in-person presentation from Wellington regarding its firm and the proposed strategy for the Fund, during which the Board had the opportunity to ask questions of Wellington. The information received and considered by the Board was both written and oral.

Throughout the process, the Board asked questions of and requested additional information from management. The Board was assisted by counsel for the Trust and the Independent Trustees were also separately assisted by

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independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed Wellington Subadvisory Agreement and discussed the approval of the Agreement in private sessions with their independent legal counsel at which no representatives of management were present.

In approving the Wellington Subadvisory Agreement, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors.

Approval of Wellington Subadvisory Agreement

In making its determination with respect to approval of the Wellington Subadvisory Agreement, the Board reviewed (i) information relating to Wellington's business; (ii) the historical performance of the Fund under the management of Manulife IM (US), which included comparative performance information of the Fund and the Fund's previous benchmark index and the performance of a comparable composite managed by Wellington; (iii) the subadvisory fee for the Fund; and (iv) information relating to the nature and scope of any material relationships and their significance to the Fund's Advisor and the Subadvisor. The Board also considered that the subadvisory fee rates for the Fund under the Wellington Subadvisory Agreement: (i) are lower or equal to the rates under the Manulife IM (US) Subadvisory Agreement depending on the Fund's level of assets; (ii) are paid by the Advisor not the Fund; (iii) are a product of arms-length negotiation between the Advisor and Wellington; and (iv) are reasonable. In addition, approval of the Wellington Subadvisory Agreement will not result in any increase in the advisory fees for the Fund and an amendment to the Fund's advisory agreement will have the effect of reducing the Fund's the advisory fees at all asset levels.

Nature, extent, and quality of services. With respect to the services to be provided to the Fund by Wellington, the Board received information provided to the Board by Wellington, which included an in-person presentation from Wellington regarding its firm and proposed investment strategy for the Fund. The Board considered Wellington's current level of staffing and its overall resources. The Board reviewed Wellington's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of Wellington's investment and compliance personnel who will provide services to the Fund. The Board also considered, among other things, Wellington's compliance program and any disciplinary history. The Board also considered Wellington's risk assessment and monitoring processes. The Board reviewed Wellington's regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and mitigating actions undertaken, as appropriate. The Board noted that the Advisor would conduct regular periodic reviews of Wellington and its operations in regard to the Fund, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust's Chief Compliance Officer and his staff would conduct regular, periodic compliance reviews with Wellington and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of Wellington and procedures reasonably designed by it to assure compliance with the federal securities laws. The Board also took into account the financial condition of Wellington.

The Board considered Wellington's investment process and philosophy. The Board took into account that Wellington's responsibilities will include the development and maintenance of an investment program for the Fund that is consistent with the Fund's investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance

SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. QUALITY GROWTH FUND       38

of these services. The Board also received information with respect to Wellington's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by Wellington and the profitability to Wellington of its relationship with the Fund, the Board noted that the fees under the Wellington Subadvisory Agreement are paid by the Advisor and not the Fund. The Board also noted that there will be no increase in the advisory fees paid by the Fund as a consequence of the execution of the Wellington Subadvisory Agreement and that a proposed amendment to the Fund's advisory agreement will have the effect of reducing the Fund's the advisory fees at all asset levels. The Board noted that the subadvisory fees under the Wellington Subadvisory Agreement would be lower than or equal to the fees under the Manulife IM (US) Subadvisory Agreement depending on the Fund's level of assets.

The Board also relied on the ability of the Advisor to negotiate the Wellington Subadvisory Agreement with Wellington, which is not affiliated with the Advisor, and the fees thereunder at arm's length. As a result, the costs of the services to be provided and the profits to be realized by Wellington from its relationship with the Trust were not a material factor in the Board's consideration of the Wellington Subadvisory Agreement.

SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. QUALITY GROWTH FUND       39

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler
Secretary and Chief Legal Officer

Investment advisor

John Hancock Investment Management LLC

Subadvisor

Wellington Management Company LLP

Portfolio Manager

John A. Boselli, CFA

Principal distributor

John Hancock Investment Management Distributors LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

* Member of the Audit Committee
† Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 2000 Crown Colony Drive Suite 55913 Quincy, MA 02169-0953

SEMIANNUAL REPORT   |   JOHN HANCOCK U.S. QUALITY GROWTH FUND       40

John Hancock family of funds

DOMESTIC EQUITY FUNDS

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity Income

Financial Industries

Fundamental All Cap Core

Fundamental Large Cap Core

New Opportunities

Regional Bank

Small Cap Core

Small Cap Growth

Small Cap Value

U.S. Global Leaders Growth

U.S. Quality Growth

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Emerging Markets Equity

Fundamental Global Franchise

Global Equity

Global Shareholder Yield

Global Thematic Opportunities

International Dynamic Growth

International Growth

International Small Company

INCOME FUNDS

Bond

California Tax-Free Income

Emerging Markets Debt

Floating Rate Income

Government Income

High Yield

High Yield Municipal Bond

Income

Investment Grade Bond

Money Market

Short Duration Bond

Short Duration Credit Opportunities

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Disciplined Alternative Yield

Diversified Macro

Infrastructure

Multi-Asset Absolute Return

Seaport Long/Short

A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

Balanced

Income Allocation

Multi-Index Lifetime Portfolios

Multi-Index Preservation Portfolios

Multimanager Lifestyle Portfolios

Multimanager Lifetime Portfolios

Retirement Income 2040

EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

ESG International Equity

ESG Large Cap Core

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investment Management Distributors LLC ■ Member FINRA, SIPC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock U.S. Quality Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF975107	393SA 9/19 11/19

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

(a) The registrant has adopted procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Nominating and Governance Committee Charter”.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating and Governance Committee Charter”.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds III

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	November 18, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	November 18, 2019

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	November 18, 2019